================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                      DIMENSIONAL INVESTMENT GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                  DATE OF REPORTING PERIOD: JANUARY 31, 2017

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                   FORM N-Q
                               January 31, 2017
                                  (UNAUDITED)

                               Table of Contents

             DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

             SCHEDULES OF INVESTMENTS
                U.S. Large Company Portfolio
                U.S. Large Cap Value Portfolio II
                U.S. Large Cap Value Portfolio III
                LWAS/DFA U.S. High Book to Market Portfolio
                DFA International Value Portfolio
                DFA International Value Portfolio II
                DFA International Value Portfolio III
                DFA International Value Portfolio IV
                Tax-Managed U.S. Marketwide Value Portfolio II
                Emerging Markets Portfolio II
                LWAS/DFA Two-Year Fixed Income Portfolio
                LWAS/DFA Two-Year Government Portfolio
                Global Equity Portfolio
                Global Allocation 60/40 Portfolio
                Global Allocation 25/75 Portfolio

             NOTES TO SCHEDULES OF INVESTMENTS
                Organization
                Security Valuation
                Financial Instruments
                Federal Tax Cost
                Other
                Subsequent Event Evaluations

             THE DFA INVESTMENT TRUST COMPANY

             SCHEDULES OF INVESTMENTS
                The U.S. Large Cap Value Series
                The DFA International Value Series
                The Emerging Markets Series
                The Tax-Managed U.S. Marketwide Value Series

             NOTES TO SCHEDULES OF INVESTMENTS
                Organization
                Security Valuation
                Financial Instruments
                Federal Tax Cost
                Other
                Subsequent Event Evaluations

                       DIMENSIONAL INVESTMENT GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations
       ADR    American Depositary Receipt
       AG     Aktiengesellschaft (German & Swiss Stock Corporation)
       GDR    Global Depositary Receipt
       LLC    Limited Liability Company
       P.L.C. Public Limited Company

Investment Footnotes
       +      See Security Valuation Note within the Notes to Schedules of
              Investments.
       ++     Securities have generally been fair valued. See Security
              Valuation Note within the Notes to Schedules of Investments.
       *      Non-Income Producing Securities.
       #      Total or Partial Securities on Loan.
       @      Security purchased with cash proceeds from Securities on Loan.
       ^^     See Federal Tax Cost Note within the Notes to Schedules of
              Investments.
     (degrees)Security is being fair valued as of January 31, 2017.
       --     Amounts designated as -- are either zero or rounded to zero.
       (S)    Affiliated Fund.
       (r)    The adjustable/variable rate shown is effective as of January 31,
              2017.
       (y)    The rate shown is the effective yield.

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                             Shares      Value+
                                                                           ---------- ------------
COMMON STOCKS -- (95.3%)

Consumer Discretionary -- (11.7%)
#   Advance Auto Parts, Inc.                                                   26,559 $  4,362,050
*   Amazon.com, Inc.                                                          142,449  117,303,903
#*  AutoNation, Inc.                                                           22,861    1,214,376
#*  AutoZone, Inc.                                                             10,463    7,585,466
#   Bed Bath & Beyond, Inc.                                                    55,662    2,245,962
#   Best Buy Co., Inc.                                                         99,670    4,437,308
#   BorgWarner, Inc.                                                           71,904    2,935,840
#*  CarMax, Inc.                                                               69,199    4,616,265
#   Carnival Corp.                                                            151,222    8,374,674
    CBS Corp. Class B                                                         141,002    9,093,219
*   Charter Communications, Inc. Class A                                       78,209   25,335,806
#*  Chipotle Mexican Grill, Inc.                                               10,522    4,434,392
    Coach, Inc.                                                               101,533    3,792,258
    Comcast Corp. Class A                                                     860,856   64,925,760
#   Darden Restaurants, Inc.                                                   44,837    3,285,655
    Delphi Automotive P.L.C.                                                   98,257    6,883,885
#*  Discovery Communications, Inc. Class A                                     55,667    1,578,159
#*  Discovery Communications, Inc. Class C                                     81,071    2,246,477
    Dollar General Corp.                                                       92,080    6,797,346
*   Dollar Tree, Inc.                                                          85,111    6,569,718
    DR Horton, Inc.                                                           123,941    3,707,075
#   Expedia, Inc.                                                              44,022    5,352,635
    Foot Locker, Inc.                                                          49,400    3,385,876
    Ford Motor Co.                                                          1,411,436   17,445,349
#   Gap, Inc. (The)                                                            79,788    1,837,518
#   Garmin, Ltd.                                                               41,674    2,012,437
    General Motors Co.                                                        501,514   18,360,428
    Genuine Parts Co.                                                          53,452    5,174,688
    Goodyear Tire & Rubber Co. (The)                                           93,576    3,030,927
#   H&R Block, Inc.                                                            75,479    1,619,779
#   Hanesbrands, Inc.                                                         134,682    3,193,310
#   Harley-Davidson, Inc.                                                      63,287    3,609,891
    Harman International Industries, Inc.                                      24,947    2,773,109
#   Hasbro, Inc.                                                               40,169    3,314,344
    Home Depot, Inc. (The)                                                    439,987   60,533,411
    Interpublic Group of Cos., Inc. (The)                                     142,180    3,345,495
#   Kohl's Corp.                                                               64,410    2,565,450
#   L Brands, Inc.                                                             87,414    5,263,197
#   Leggett & Platt, Inc.                                                      48,112    2,295,905
    Lennar Corp. Class A                                                       71,357    3,186,090
*   LKQ Corp.                                                                 112,161    3,579,058
    Lowe's Cos., Inc.                                                         314,187   22,960,786
    Macy's, Inc.                                                              111,930    3,306,412
    Marriott International, Inc. Class A                                      115,190    9,745,074
#   Mattel, Inc.                                                              123,795    3,244,667
    McDonald's Corp.                                                          299,948   36,764,626
#*  Michael Kors Holdings, Ltd.                                                58,225    2,492,612
*   Mohawk Industries, Inc.                                                    22,718    4,903,453
*   Netflix, Inc.                                                             155,079   21,821,166
#   Newell Brands, Inc.                                                       174,530    8,260,505
    News Corp. Class A                                                        139,480    1,714,209

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                             Shares      Value+
                                                                           ---------- ------------
Consumer Discretionary -- (Continued)
    News Corp. Class B                                                         41,264 $    521,990
    NIKE, Inc. Class B                                                        482,615   25,530,334
#   Nordstrom, Inc.                                                            42,085    1,860,999
*   O'Reilly Automotive, Inc.                                                  34,221    8,975,142
#   Omnicom Group, Inc.                                                        85,058    7,285,218
*   Priceline Group, Inc. (The)                                                17,823   28,073,542
    PulteGroup, Inc.                                                          106,541    2,291,697
    PVH Corp.                                                                  28,716    2,693,848
#   Ralph Lauren Corp.                                                         20,524    1,814,937
    Ross Stores, Inc.                                                         142,703    9,434,095
    Royal Caribbean Cruises, Ltd.                                              60,339    5,649,541
#   Scripps Networks Interactive, Inc. Class A                                 34,176    2,602,844
#   Signet Jewelers, Ltd.                                                      25,460    1,977,478
    Staples, Inc.                                                             234,920    2,161,264
    Starbucks Corp.                                                           525,676   29,027,829
    Target Corp.                                                              203,458   13,118,972
    TEGNA, Inc.                                                                78,487    1,798,137
#   Tiffany & Co.                                                              38,237    3,010,017
    Time Warner, Inc.                                                         278,524   26,975,049
    TJX Cos., Inc. (The)                                                      235,733   17,661,116
    Tractor Supply Co.                                                         47,400    3,491,958
#*  TripAdvisor, Inc.                                                          41,366    2,188,261
    Twenty-First Century Fox, Inc. Class A                                    382,324   11,997,327
    Twenty-First Century Fox, Inc. Class B                                    174,953    5,425,293
*   Ulta Salon Cosmetics & Fragrance, Inc.                                     21,008    5,720,058
#*  Under Armour, Inc. Class A                                                 66,594    1,431,105
*   Under Armour, Inc. Class C                                                 67,224    1,292,045
#*  Urban Outfitters, Inc.                                                     30,669      813,955
#   VF Corp.                                                                  119,974    6,176,262
    Viacom, Inc. Class B                                                      124,931    5,264,592
    Walt Disney Co. (The)                                                     528,834   58,515,482
    Whirlpool Corp.                                                            27,163    4,750,537
    Wyndham Worldwide Corp.                                                    39,154    3,095,515
#   Wynn Resorts, Ltd.                                                         28,485    2,889,234
    Yum! Brands, Inc.                                                         125,228    8,206,191
                                                                                      ------------
Total Consumer Discretionary                                                           872,539,865
                                                                                      ------------
Consumer Staples -- (8.9%)
    Altria Group, Inc.                                                        704,418   50,140,473
    Archer-Daniels-Midland Co.                                                207,284    9,174,390
#   Brown-Forman Corp. Class B                                                 65,052    2,966,371
#   Campbell Soup Co.                                                          70,430    4,382,859
#   Church & Dwight Co., Inc.                                                  93,205    4,214,730
    Clorox Co. (The)                                                           46,296    5,555,520
    Coca-Cola Co. (The)                                                     1,402,017   58,281,847
    Colgate-Palmolive Co.                                                     321,127   20,738,382
    Conagra Brands, Inc.                                                      150,777    5,893,873
    Constellation Brands, Inc. Class A                                         63,910    9,571,162
    Costco Wholesale Corp.                                                    157,886   25,885,410
#   Coty, Inc. Class A                                                        167,969    3,225,005
#   CVS Health Corp.                                                          385,187   30,356,587
    Dr Pepper Snapple Group, Inc.                                              66,114    6,029,597
    Estee Lauder Cos., Inc. (The) Class A                                      79,911    6,489,572

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                             Shares      Value+
                                                                           ---------- ------------
Consumer Staples -- (Continued)
    General Mills, Inc.                                                       213,035 $ 13,310,427
    Hershey Co. (The)                                                          50,298    5,304,930
#   Hormel Foods Corp.                                                         98,762    3,585,061
    JM Smucker Co. (The)                                                       42,398    5,759,768
    Kellogg Co.                                                                91,011    6,617,410
    Kimberly-Clark Corp.                                                      129,658   15,705,474
    Kraft Heinz Co. (The)                                                     215,631   19,253,692
    Kroger Co. (The)                                                          342,404   11,628,040
#   McCormick & Co., Inc. Non-Voting                                           41,808    3,994,754
    Mead Johnson Nutrition Co.                                                 66,376    4,676,853
    Molson Coors Brewing Co. Class B                                           66,485    6,417,132
    Mondelez International, Inc. Class A                                      557,826   24,700,535
*   Monster Beverage Corp.                                                    146,403    6,236,768
    PepsiCo, Inc.                                                             518,012   53,759,285
    Philip Morris International, Inc.                                         560,332   53,864,715
    Procter & Gamble Co. (The)                                                966,542   84,669,079
    Reynolds American, Inc.                                                   299,116   17,985,845
    Sysco Corp.                                                               182,115    9,553,753
    Tyson Foods, Inc. Class A                                                 105,388    6,617,312
    Wal-Mart Stores, Inc.                                                     543,902   36,300,019
    Walgreens Boots Alliance, Inc.                                            309,104   25,327,982
#   Whole Foods Market, Inc.                                                  116,115    3,508,995
                                                                                      ------------
Total Consumer Staples                                                                 661,683,607
                                                                                      ------------
Energy -- (6.9%)
    Anadarko Petroleum Corp.                                                  202,461   14,077,113
    Apache Corp.                                                              137,125    8,202,818
    Baker Hughes, Inc.                                                        152,283    9,606,012
    Cabot Oil & Gas Corp.                                                     169,067    3,631,559
#*  Chesapeake Energy Corp.                                                   271,826    1,753,278
    Chevron Corp.                                                             681,843   75,923,218
    Cimarex Energy Co.                                                         34,214    4,626,075
#*  Concho Resources, Inc.                                                     52,843    7,368,428
    ConocoPhillips                                                            447,560   21,823,026
    Devon Energy Corp.                                                        189,087    8,611,022
    EOG Resources, Inc.                                                       208,249   21,153,933
#   EQT Corp.                                                                  62,466    3,787,314
    Exxon Mobil Corp.                                                       1,497,743  125,645,660
    Halliburton Co.                                                           312,683   17,688,477
#   Helmerich & Payne, Inc.                                                    38,525    2,741,439
#   Hess Corp.                                                                 96,512    5,229,020
    Kinder Morgan, Inc.                                                       694,825   15,522,391
    Marathon Oil Corp.                                                        304,546    5,101,146
    Marathon Petroleum Corp.                                                  190,572    9,156,985
#   Murphy Oil Corp.                                                           59,112    1,708,928
#   National Oilwell Varco, Inc.                                              135,763    5,133,199
*   Newfield Exploration Co.                                                   70,779    2,836,822
    Noble Energy, Inc.                                                        155,812    6,195,085
    Occidental Petroleum Corp.                                                276,244   18,721,056
#   ONEOK, Inc.                                                                76,158    4,197,067
    Phillips 66                                                               159,399   13,010,146
    Pioneer Natural Resources Co.                                              61,292   11,046,657
#   Range Resources Corp.                                                      67,645    2,187,639

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                             Shares      Value+
                                                                           ---------- ------------
Energy -- (Continued)
    Schlumberger, Ltd.                                                        502,526 $ 42,066,451
*   Southwestern Energy Co.                                                   179,755    1,619,593
    Spectra Energy Corp.                                                      253,902   10,575,018
#*  TechnipFMC P.L.C.                                                         169,791    5,708,373
    Tesoro Corp.                                                               42,239    3,415,023
#*  Transocean, Ltd.                                                          141,891    1,982,217
    Valero Energy Corp.                                                       163,657   10,762,084
    Williams Cos., Inc. (The)                                                 294,672    8,498,341
                                                                                      ------------
Total Energy                                                                           511,312,613
                                                                                      ------------
Financials -- (13.9%)
*   Affiliated Managers Group, Inc.                                            19,975    3,043,391
    Aflac, Inc.                                                               147,059   10,292,659
    Allstate Corp. (The)                                                      132,425    9,959,684
    American Express Co.                                                      277,779   21,216,760
    American International Group, Inc.                                        352,441   22,647,859
    Ameriprise Financial, Inc.                                                 57,374    6,441,379
    Aon P.L.C.                                                                 95,213   10,730,505
    Arthur J Gallagher & Co.                                                   64,858    3,491,306
    Assurant, Inc.                                                             20,609    2,001,752
    Bank of America Corp.                                                   3,649,841   82,632,400
    Bank of New York Mellon Corp. (The)                                       382,382   17,103,947
    BB&T Corp.                                                                292,112   13,492,653
*   Berkshire Hathaway, Inc. Class B                                          685,851  112,575,583
    BlackRock, Inc.                                                            43,978   16,446,892
    Capital One Financial Corp.                                               174,598   15,258,119
    Charles Schwab Corp. (The)                                                436,299   17,992,971
    Chubb, Ltd.                                                               168,104   22,103,995
    Cincinnati Financial Corp.                                                 54,358    3,836,588
    Citigroup, Inc.                                                         1,029,294   57,465,484
    Citizens Financial Group, Inc.                                            185,330    6,703,386
    CME Group, Inc.                                                           122,952   14,887,028
    Comerica, Inc.                                                             61,457    4,150,191
    Discover Financial Services                                               142,899    9,900,043
*   E*TRADE Financial Corp.                                                   100,010    3,745,375
    Fifth Third Bancorp                                                       272,240    7,105,464
    Franklin Resources, Inc.                                                  126,416    5,023,772
    Goldman Sachs Group, Inc. (The)                                           133,573   30,630,960
    Hartford Financial Services Group, Inc. (The)                             136,976    6,672,101
    Huntington Bancshares, Inc.                                               389,531    5,270,354
    Intercontinental Exchange, Inc.                                           214,806   12,536,078
    Invesco, Ltd.                                                             147,537    4,266,770
    JPMorgan Chase & Co.                                                    1,292,433  109,378,605
    KeyCorp                                                                   390,578    7,018,687
    Leucadia National Corp.                                                   115,981    2,766,147
    Lincoln National Corp.                                                     81,865    5,526,706
    Loews Corp.                                                                99,634    4,640,952
#   M&T Bank Corp.                                                             56,103    9,120,665
    Marsh & McLennan Cos., Inc.                                               185,849   12,641,449
    MetLife, Inc.                                                             397,127   21,607,680
    Moody's Corp.                                                              59,659    6,184,849
    Morgan Stanley                                                            520,955   22,135,378
    Nasdaq, Inc.                                                               40,788    2,877,186

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                             Shares       Value+
                                                                           ---------- --------------
Financials -- (Continued)
    Navient Corp.                                                             109,220 $    1,642,669
    Northern Trust Corp.                                                       76,941      6,383,025
#   People's United Financial, Inc.                                           112,293      2,105,494
    PNC Financial Services Group, Inc. (The)                                  175,829     21,180,361
#   Principal Financial Group, Inc.                                            97,413      5,561,308
    Progressive Corp. (The)                                                   209,225      7,833,384
    Prudential Financial, Inc.                                                155,595     16,354,590
    Regions Financial Corp.                                                   447,038      6,441,818
    S&P Global, Inc.                                                           93,790     11,271,682
    State Street Corp.                                                        130,391      9,935,794
    SunTrust Banks, Inc.                                                      176,495     10,028,446
    Synchrony Financial                                                       282,003     10,101,348
    T Rowe Price Group, Inc.                                                   88,286      5,954,008
    Torchmark Corp.                                                            39,680      2,918,067
    Travelers Cos., Inc. (The)                                                102,464     12,068,210
    U.S. Bancorp.                                                             577,071     30,382,788
    Unum Group                                                                 83,155      3,777,732
    Wells Fargo & Co.                                                       1,632,604     91,964,583
#   Willis Towers Watson P.L.C.                                                46,352      5,800,026
    XL Group, Ltd.                                                             97,472      3,662,023
#   Zions Bancorporation                                                       72,942      3,077,423
                                                                                      --------------
Total Financials                                                                       1,031,968,532
                                                                                      --------------
Health Care -- (13.0%)
    Abbott Laboratories                                                       621,648     25,966,237
    AbbVie, Inc.                                                              586,969     35,869,676
    Aetna, Inc.                                                               127,014     15,065,130
    Agilent Technologies, Inc.                                                116,382      5,699,226
*   Alexion Pharmaceuticals, Inc.                                              80,642     10,538,297
#*  Allergan P.L.C.                                                           135,475     29,654,123
    AmerisourceBergen Corp.                                                    60,758      5,302,958
    Amgen, Inc.                                                               268,697     42,099,446
    Anthem, Inc.                                                               94,969     14,638,522
    Baxter International, Inc.                                                177,300      8,494,443
    Becton Dickinson and Co.                                                   76,487     13,560,380
*   Biogen, Inc.                                                               78,596     21,789,955
*   Boston Scientific Corp.                                                   491,780     11,832,227
    Bristol-Myers Squibb Co.                                                  603,631     29,674,500
    Cardinal Health, Inc.                                                     115,363      8,647,610
*   Celgene Corp.                                                             279,995     32,521,419
*   Centene Corp.                                                              62,151      3,932,294
#*  Cerner Corp.                                                              109,476      5,879,956
    Cigna Corp.                                                                92,468     13,520,671
#   Cooper Cos., Inc. (The)                                                    17,360      3,204,830
    CR Bard, Inc.                                                              26,635      6,321,285
    Danaher Corp.                                                             220,129     18,473,226
*   DaVita, Inc.                                                               57,058      3,637,447
    DENTSPLY SIRONA, Inc.                                                      83,674      4,744,316
*   Edwards Lifesciences Corp.                                                 77,603      7,468,513
    Eli Lilly & Co.                                                           350,887     27,028,826
#*  Endo International P.L.C.                                                  68,303        836,029
*   Envision Healthcare Corp.                                                  42,542      2,892,856
*   Express Scripts Holding Co.                                               223,110     15,367,817

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                             Shares      Value+
                                                                           ---------- ------------
Health Care -- (Continued)
    Gilead Sciences, Inc.                                                     475,852 $ 34,475,477
*   HCA Holdings, Inc.                                                        105,574    8,475,481
#*  Henry Schein, Inc.                                                         28,840    4,610,362
*   Hologic, Inc.                                                             100,670    4,080,155
    Humana, Inc.                                                               53,918   10,702,723
*   IDEXX Laboratories, Inc.                                                   32,242    3,944,164
#*  Illumina, Inc.                                                             53,332    8,538,453
#*  Intuitive Surgical, Inc.                                                   13,935    9,652,635
    Johnson & Johnson                                                         982,629  111,282,734
*   Laboratory Corp. of America Holdings                                       37,570    5,042,270
*   Mallinckrodt P.L.C.                                                        39,046    1,902,712
    McKesson Corp.                                                             81,977   11,407,099
    Medtronic P.L.C.                                                          495,931   37,700,675
    Merck & Co., Inc.                                                         995,850   61,732,741
*   Mettler-Toledo International, Inc.                                          9,366    3,995,817
*   Mylan NV                                                                  166,601    6,339,168
#   Patterson Cos., Inc.                                                       31,251    1,300,354
#   PerkinElmer, Inc.                                                          39,589    2,105,739
#   Perrigo Co. P.L.C.                                                         51,727    3,939,011
    Pfizer, Inc.                                                            2,191,828   69,546,702
    Quest Diagnostics, Inc.                                                    50,112    4,606,295
*   Regeneron Pharmaceuticals, Inc.                                            27,403    9,845,624
    Stryker Corp.                                                             112,139   13,852,531
    Thermo Fisher Scientific, Inc.                                            142,745   21,752,910
    UnitedHealth Group, Inc.                                                  343,786   55,727,711
    Universal Health Services, Inc. Class B                                    32,727    3,686,042
*   Varex Imaging Corp.                                                        13,306      382,559
#*  Varian Medical Systems, Inc.                                               33,266    2,583,105
*   Vertex Pharmaceuticals, Inc.                                               89,196    7,659,260
*   Waters Corp.                                                               29,192    4,135,047
    Zimmer Biomet Holdings, Inc.                                               72,658    8,597,621
    Zoetis, Inc.                                                              178,181    9,789,264
                                                                                      ------------
Total Health Care                                                                      968,054,656
                                                                                      ------------
Industrials -- (9.7%)
    3M Co.                                                                    217,243   37,978,421
#   Acuity Brands, Inc.                                                        15,940    3,303,246
    Alaska Air Group, Inc.                                                     44,697    4,193,473
    Allegion P.L.C.                                                            34,567    2,270,015
#   American Airlines Group, Inc.                                             186,358    8,246,341
#   AMETEK, Inc.                                                               84,084    4,296,692
    Arconic, Inc.                                                             160,737    3,663,196
    Boeing Co. (The)                                                          207,310   33,878,600
#   Caterpillar, Inc.                                                         211,467   20,228,933
#   CH Robinson Worldwide, Inc.                                                50,496    3,840,726
#   Cintas Corp.                                                               31,173    3,619,497
    CSX Corp.                                                                 337,713   15,666,506
    Cummins, Inc.                                                              55,664    8,183,165
#   Deere & Co.                                                               104,677   11,205,673
    Delta Air Lines, Inc.                                                     265,189   12,527,528
    Dover Corp.                                                                56,148    4,365,507
    Dun & Bradstreet Corp. (The)                                               13,327    1,634,157
    Eaton Corp. P.L.C.                                                        163,165   11,548,819

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                             Shares     Value+
                                                                           ---------- -----------
Industrials -- (Continued)
    Emerson Electric Co.                                                      231,520 $13,580,963
    Equifax, Inc.                                                              43,571   5,110,007
#   Expeditors International of Washington, Inc.                               64,321   3,349,838
#   Fastenal Co.                                                              103,911   5,162,298
    FedEx Corp.                                                                88,462  16,729,049
#   Flowserve Corp.                                                            47,060   2,313,470
#   Fluor Corp.                                                                49,804   2,764,122
    Fortive Corp.                                                             109,190   6,039,299
    Fortune Brands Home & Security, Inc.                                       54,852   3,023,991
    General Dynamics Corp.                                                    103,507  18,743,048
    General Electric Co.                                                    3,195,226  94,898,212
    Honeywell International, Inc.                                             275,272  32,570,183
    Illinois Tool Works, Inc.                                                 114,502  14,564,654
    Ingersoll-Rand P.L.C.                                                      92,940   7,374,789
*   Jacobs Engineering Group, Inc.                                             43,600   2,552,780
#   JB Hunt Transport Services, Inc.                                           31,305   3,101,699
    Johnson Controls International P.L.C.                                     339,213  14,918,588
    Kansas City Southern                                                       38,329   3,292,844
    L3 Technologies, Inc.                                                      27,917   4,430,149
    Lockheed Martin Corp.                                                      91,005  22,872,287
    Masco Corp.                                                               119,935   3,951,858
    Nielsen Holdings P.L.C.                                                   120,314   4,922,046
    Norfolk Southern Corp.                                                    105,354  12,374,881
    Northrop Grumman Corp.                                                     63,823  14,620,573
#   PACCAR, Inc.                                                              127,355   8,572,265
    Parker-Hannifin Corp.                                                      48,361   7,115,354
#   Pentair P.L.C.                                                             60,981   3,575,316
#   Pitney Bowes, Inc.                                                         70,103   1,116,040
*   Quanta Services, Inc.                                                      54,945   1,971,976
    Raytheon Co.                                                              106,288  15,322,478
    Republic Services, Inc.                                                    83,969   4,818,141
    Robert Half International, Inc.                                            47,022   2,212,855
    Rockwell Automation, Inc.                                                  46,082   6,819,675
#   Rockwell Collins, Inc.                                                     46,971   4,263,088
#   Roper Technologies, Inc.                                                   36,562   7,014,420
#   Ryder System, Inc.                                                         19,784   1,535,238
    Snap-on, Inc.                                                              21,190   3,846,621
    Southwest Airlines Co.                                                    222,328  11,629,978
    Stanley Black & Decker, Inc.                                               54,376   6,742,624
#*  Stericycle, Inc.                                                           30,588   2,359,558
    Textron, Inc.                                                              97,083   4,598,822
#   TransDigm Group, Inc.                                                      18,010   3,897,364
    Union Pacific Corp.                                                       297,661  31,724,709
*   United Continental Holdings, Inc.                                         104,136   7,338,464
    United Parcel Service, Inc. Class B                                       248,990  27,172,279
*   United Rentals, Inc.                                                       30,622   3,873,989
    United Technologies Corp.                                                 276,587  30,333,296
#*  Verisk Analytics, Inc.                                                     56,555   4,673,705
    Waste Management, Inc.                                                    146,232  10,163,124
#   WW Grainger, Inc.                                                          19,597   4,949,614

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                             Shares      Value+
                                                                           ---------- ------------
Industrials -- (Continued)
    Xylem, Inc.                                                                65,799 $  3,244,549
                                                                                      ------------
Total Industrials                                                                      724,797,665
                                                                                      ------------
Information Technology -- (20.3%)
    Accenture P.L.C. Class A                                                  224,049   25,512,460
    Activision Blizzard, Inc.                                                 245,885    9,887,036
*   Adobe Systems, Inc.                                                       179,733   20,378,128
*   Akamai Technologies, Inc.                                                  63,111    4,328,784
#   Alliance Data Systems Corp.                                                21,074    4,812,880
*   Alphabet, Inc. Class A                                                    106,944   87,714,399
*   Alphabet, Inc. Class C                                                    107,193   85,410,310
    Amphenol Corp. Class A                                                    110,932    7,486,801
    Analog Devices, Inc.                                                      111,620    8,364,803
    Apple, Inc.                                                             1,925,977  233,717,309
    Applied Materials, Inc.                                                   389,539   13,341,711
#*  Autodesk, Inc.                                                             71,247    5,795,231
    Automatic Data Processing, Inc.                                           163,217   16,483,285
    Broadcom, Ltd.                                                            143,512   28,630,644
    CA, Inc.                                                                  114,426    3,578,101
    Cisco Systems, Inc.                                                     1,813,086   55,698,002
*   Citrix Systems, Inc.                                                       55,918    5,099,162
*   Cognizant Technology Solutions Corp. Class A                              218,692   11,501,012
    Corning, Inc.                                                             343,762    9,106,255
    CSRA, Inc.                                                                 53,280    1,652,746
*   eBay, Inc.                                                                375,307   11,946,022
*   Electronic Arts, Inc.                                                     108,621    9,062,250
*   F5 Networks, Inc.                                                          23,510    3,151,045
*   Facebook, Inc. Class A                                                    845,482  110,183,214
    Fidelity National Information Services, Inc.                              118,166    9,384,744
#*  First Solar, Inc.                                                          29,396      916,861
*   Fiserv, Inc.                                                               78,549    8,438,519
    FLIR Systems, Inc.                                                         49,994    1,766,288
    Global Payments, Inc.                                                      55,605    4,297,154
    Harris Corp.                                                               44,738    4,595,040
    Hewlett Packard Enterprise Co.                                            599,688   13,600,924
    HP, Inc.                                                                  616,136    9,272,847
    Intel Corp.                                                             1,711,679   63,024,021
#   International Business Machines Corp.                                     312,530   54,542,736
    Intuit, Inc.                                                               88,211   10,460,060
    Juniper Networks, Inc.                                                    135,578    3,630,779
    KLA-Tencor Corp.                                                           56,241    4,786,672
#   Lam Research Corp.                                                         59,111    6,789,489
    Linear Technology Corp.                                                    87,457    5,521,160
    Mastercard, Inc. Class A                                                  343,799   36,556,148
#   Microchip Technology, Inc.                                                 77,305    5,206,492
*   Micron Technology, Inc.                                                   372,899    8,990,595
    Microsoft Corp.                                                         2,808,378  181,561,638
    Motorola Solutions, Inc.                                                   59,942    4,837,919
    NetApp, Inc.                                                               98,789    3,785,595
    NVIDIA Corp.                                                              194,819   21,270,338
    Oracle Corp.                                                            1,082,509   43,419,436
#   Paychex, Inc.                                                             115,804    6,981,823
*   PayPal Holdings, Inc.                                                     405,971   16,149,526

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                            Shares      Value+
                                                                           -------- --------------
Information Technology -- (Continued)
#*  Qorvo, Inc.                                                              45,862 $    2,944,799
    QUALCOMM, Inc.                                                          533,437     28,501,539
*   Red Hat, Inc.                                                            65,064      4,937,056
*   salesforce.com, Inc.                                                    230,889     18,263,320
#   Seagate Technology P.L.C.                                               105,477      4,762,287
#   Skyworks Solutions, Inc.                                                 67,191      6,164,102
    Symantec Corp.                                                          224,205      6,176,848
    TE Connectivity, Ltd.                                                   128,444      9,549,811
#*  Teradata Corp.                                                           48,439      1,422,169
    Texas Instruments, Inc.                                                 361,004     27,270,242
    Total System Services, Inc.                                              59,045      2,992,401
#*  VeriSign, Inc.                                                           33,235      2,665,779
#   Visa, Inc. Class A                                                      674,551     55,792,113
    Western Digital Corp.                                                   102,677      8,186,437
#   Western Union Co. (The)                                                 177,113      3,467,873
    Xerox Corp.                                                             304,310      2,108,868
#   Xilinx, Inc.                                                             90,971      5,294,512
*   Yahoo!, Inc.                                                            316,502     13,948,243
                                                                                    --------------
Total Information Technology                                                         1,507,076,793
                                                                                    --------------
Materials -- (2.8%)
    Air Products & Chemicals, Inc.                                           78,509     10,972,418
    Albemarle Corp.                                                          40,941      3,792,774
    Avery Dennison Corp.                                                     32,048      2,340,145
#   Ball Corp.                                                               62,607      4,774,410
#   CF Industries Holdings, Inc.                                             83,572      2,949,256
    Dow Chemical Co. (The)                                                  405,004     24,150,389
    Eastman Chemical Co.                                                     53,590      4,153,225
    Ecolab, Inc.                                                             94,761     11,383,639
    EI du Pont de Nemours & Co.                                             313,998     23,706,849
#   FMC Corp.                                                                47,814      2,876,490
*   Freeport-McMoRan, Inc.                                                  453,924      7,557,835
#   International Flavors & Fragrances, Inc.                                 28,281      3,314,816
    International Paper Co.                                                 147,727      8,361,348
    LyondellBasell Industries NV Class A                                    120,909     11,277,182
    Martin Marietta Materials, Inc.                                          22,815      5,238,324
    Monsanto Co.                                                            158,428     17,159,337
#   Mosaic Co. (The)                                                        127,530      4,000,616
    Newmont Mining Corp.                                                    191,515      6,948,164
    Nucor Corp.                                                             114,901      6,674,599
    PPG Industries, Inc.                                                     94,935      9,494,449
    Praxair, Inc.                                                           102,947     12,193,043
    Sealed Air Corp.                                                         69,918      3,391,023
    Sherwin-Williams Co. (The)                                               29,147      8,855,150
    Vulcan Materials Co.                                                     47,497      6,095,290
    WestRock Co.                                                             90,706      4,840,072
                                                                                    --------------
Total Materials                                                                        206,500,843
                                                                                    --------------
Real Estate -- (2.7%)
    American Tower Corp.                                                    154,033     15,942,416
    Apartment Investment & Management Co. Class A                            56,220      2,477,615
#   AvalonBay Communities, Inc.                                              49,604      8,596,869

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                             Shares      Value+
                                                                           ---------- ------------
Real Estate -- (Continued)
    Boston Properties, Inc.                                                    55,378 $  7,248,980
*   CBRE Group, Inc. Class A                                                  109,288    3,317,984
    Crown Castle International Corp.                                          130,290   11,443,371
#   Digital Realty Trust, Inc.                                                 57,396    6,177,531
#   Equinix, Inc.                                                              25,669    9,882,052
    Equity Residential                                                        132,238    8,036,103
#   Essex Property Trust, Inc.                                                 23,882    5,356,733
#   Extra Space Storage, Inc.                                                  46,087    3,320,568
    Federal Realty Investment Trust                                            25,833    3,627,728
    GGP, Inc.                                                                 208,985    5,191,187
    HCP, Inc.                                                                 167,594    5,081,450
#   Host Hotels & Resorts, Inc.                                               267,402    4,831,954
#   Iron Mountain, Inc.                                                        87,492    3,132,214
#   Kimco Realty Corp.                                                        152,594    3,798,065
    Macerich Co. (The)                                                         43,025    2,955,387
#   Mid-America Apartment Communities, Inc.                                    40,747    3,868,928
    Prologis, Inc.                                                            190,094    9,286,092
    Public Storage                                                             53,808   11,568,720
#   Realty Income Corp.                                                        94,125    5,612,674
    Simon Property Group, Inc.                                                113,540   20,865,246
#   SL Green Realty Corp.                                                      36,417    3,968,360
    UDR, Inc.                                                                  97,682    3,413,986
#   Ventas, Inc.                                                              127,805    7,881,734
    Vornado Realty Trust                                                       62,247    6,617,479
    Welltower, Inc.                                                           130,519    8,653,410
    Weyerhaeuser Co.                                                          271,134    8,494,628
                                                                                      ------------
Total Real Estate                                                                      200,649,464
                                                                                      ------------
Telecommunication Services -- (2.4%)
    AT&T, Inc.                                                              2,218,067   93,513,705
#   CenturyLink, Inc.                                                         196,320    5,076,835
#   Frontier Communications Corp.                                             430,796    1,503,478
*   Level 3 Communications, Inc.                                              105,716    6,285,873
    Verizon Communications, Inc.                                            1,472,439   72,164,236
                                                                                      ------------
Total Telecommunication Services                                                       178,544,127
                                                                                      ------------
Utilities -- (3.0%)
    AES Corp.                                                                 235,535    2,694,520
    Alliant Energy Corp.                                                       81,020    3,050,403
    Ameren Corp.                                                               87,442    4,603,821
    American Electric Power Co., Inc.                                         177,585   11,376,095
    American Water Works Co., Inc.                                             64,063    4,704,787
    CenterPoint Energy, Inc.                                                  156,512    4,102,180
    CMS Energy Corp.                                                          101,002    4,302,685
    Consolidated Edison, Inc.                                                 110,303    8,201,028
    Dominion Resources, Inc.                                                  226,698   17,292,523
    DTE Energy Co.                                                             64,896    6,401,341
    Duke Energy Corp.                                                         249,041   19,559,680
    Edison International                                                      117,844    8,588,471
    Entergy Corp.                                                              64,425    4,615,407
#   Eversource Energy                                                         114,734    6,347,085
    Exelon Corp.                                                              333,096   11,951,485

U.S. Large Company Portfolio
CONTINUED


                                                                              Shares        Value+
                                                                            ----------- --------------
Utilities -- (Continued)
     FirstEnergy Corp.                                                          152,603 $    4,626,923
     NextEra Energy, Inc.                                                       168,866     20,892,102
     NiSource, Inc.                                                             115,538      2,584,585
#    NRG Energy, Inc.                                                           116,102      1,920,327
     PG&E Corp.                                                                 182,722     11,308,665
     Pinnacle West Capital Corp.                                                 39,619      3,075,623
     PPL Corp.                                                                  245,247      8,544,405
     Public Service Enterprise Group, Inc.                                      183,523      8,120,893
     SCANA Corp.                                                                 52,044      3,575,423
#    Sempra Energy                                                               90,024      9,217,557
     Southern Co. (The)                                                         354,430     17,519,475
     WEC Energy Group, Inc.                                                     113,848      6,722,724
     Xcel Energy, Inc.                                                          182,665      7,547,718
                                                                                        --------------
Total Utilities                                                                            223,447,931
                                                                                        --------------
TOTAL COMMON STOCKS                                                                      7,086,576,096
                                                                                        --------------
TOTAL INVESTMENT SECURITIES                                                              7,086,576,096
                                                                                        --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
     State Street Institutional U.S. Government Money Market Fund, 0.420%    27,929,280     27,929,280
                                                                                        --------------
SECURITIES LENDING COLLATERAL -- (4.3%)
(S)@ DFA Short Term Investment Fund                                          27,876,954    322,592,109
                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,951,390,324)^^                                   $7,437,097,485
                                                                                        ==============

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         Investments in Securities (Market Value)
                                ----------------------------------------------------------
                                   Level 1        Level 2        Level 3        Total
                                -------------- -------------- ------------- --------------
Common Stocks
   Consumer Discretionary       $  872,539,865             --            -- $  872,539,865
   Consumer Staples                661,683,607             --            --    661,683,607
   Energy                          511,312,613             --            --    511,312,613
   Financials                    1,031,968,532             --            --  1,031,968,532
   Health Care                     968,054,656             --            --    968,054,656
   Industrials                     724,797,665             --            --    724,797,665
   Information Technology        1,507,076,793             --            --  1,507,076,793
   Materials                       206,500,843             --            --    206,500,843
   Real Estate                     200,649,464             --            --    200,649,464
   Telecommunication Services      178,544,127             --            --    178,544,127
   Utilities                       223,447,931             --            --    223,447,931
Temporary Cash Investments          27,929,280             --            --     27,929,280
Securities Lending Collateral               -- $  322,592,109            --    322,592,109
Futures Contracts**                     15,345             --            --         15,345
                                -------------- -------------- ------------- --------------
TOTAL                           $7,114,520,721 $  322,592,109            -- $7,437,112,830
                                ============== ============== ============= ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       U.S. Large Cap Value Portfolio II
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The U.S. Large Cap Value Series of
        The DFA Investment Trust Company                      $172,238,956
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $99,781,362)^^                               $172,238,956
                                                              ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The U.S. Large Cap Value Series of
       The DFA Investment Trust Company                      $3,343,861,898
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $2,046,351,343)^^                            $3,343,861,898
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The U.S. Large Cap Value Series of
        The DFA Investment Trust Company                      $ 57,563,594
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $23,627,084)^^                               $ 57,563,594
                                                              ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company                      $7,979,606,429
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $7,413,427,478)^^                            $7,979,606,429
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA International Value Portfolio II
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company                      $ 12,438,794
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $12,790,171)^^                               $ 12,438,794
                                                              ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company                      $2,231,780,929
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $2,068,005,210)^^                            $2,231,780,929
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO IV
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company                      $201,398,714
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $181,225,004)^^                              $201,398,714
                                                              ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                     Value+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company                              $1,652,031,075
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $875,766,145)^^                                      $1,652,031,075
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                     Value+
                                                                  ------------
Affiliated Investment Company -- (100.0%)
Investment in The Emerging Markets Series of
  The DFA Investment Trust Company                                $ 84,136,381
                                                                  ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $16,501,200)^^                                         $ 84,136,381
                                                                  ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                             Face
                                                                            Amount
                                                                            (000)     Value+
                                                                           -------- ----------
AGENCY OBLIGATIONS -- (4.3%)
Federal Home Loan Bank
    1.750%, 12/14/18                                                       $    700 $  706,081
Federal National Mortgage Association
    1.125%, 10/19/18                                                            750    749,417
    1.125%, 12/14/18                                                          2,000  1,996,294
TOTAL AGENCY OBLIGATIONS                                                             3,451,792
BONDS -- (92.4%)
African Development Bank
    1.625%, 10/02/18                                                            700    702,515
    1.000%, 11/02/18                                                          1,200  1,191,456
ANZ New Zealand International Ltd.
    1.400%, 04/27/17                                                          1,800  1,801,278
Apple, Inc.
    1.000%, 05/03/18                                                            900    897,004
Bank Nederlandse Gemeenten NV
##  1.000%, 02/12/18                                                          1,000    996,708
    1.375%, 03/19/18                                                            500    500,142
##  1.125%, 05/25/18                                                            500    498,256
Bank of Montreal
    1.400%, 09/11/17                                                          1,100  1,101,385
    1.400%, 04/10/18                                                          1,000    998,041
    1.350%, 08/28/18                                                            236    234,607
Bank of Nova Scotia (The)
#   2.050%, 10/30/18                                                          1,500  1,508,637
Berkshire Hathaway Finance Corp
    1.450%, 03/07/18                                                          1,250  1,251,477
Caisse des Depots et Consignations
    1.500%, 11/13/18                                                          1,400  1,397,060
Chevron Corp.
    1.790%, 11/16/18                                                          1,500  1,506,172
Cisco Systems, Inc.
    1.400%, 02/28/18                                                          2,181  2,184,367
Coca-Cola Co. (The)
    1.150%, 04/01/18                                                            700    698,886
Commonwealth Bank of Australia
    1.900%, 09/18/17                                                          1,000  1,003,966
    2.500%, 09/20/18                                                            750    758,574
    1.750%, 11/02/18                                                            625    625,316
Cooperatieve Rabobank UA
    1.700%, 03/19/18                                                            704    704,041
Council Of Europe Development Bank
    1.000%, 03/07/18                                                            500    498,537
Development Bank of Japan, Inc.
    1.500%, 03/13/17                                                            500    499,947
Dexia Credit Local SA
    2.250%, 01/30/19                                                            600    602,453
European Bank for Reconstruction & Development
    1.625%, 11/15/18                                                          2,350  2,358,380
European Investment Bank
    1.000%, 03/15/18                                                            500    498,530
    1.125%, 08/15/18                                                          1,250  1,245,287
    1.625%, 12/18/18                                                            500    501,501
Export Development Canada
    1.500%, 10/03/18                                                            750    751,685
Exxon Mobil Corp.
    1.439%, 03/01/18                                                          1,900  1,903,080
    1.305%, 03/06/18                                                            465    465,143
FMS Wertmanagement AoeR
    1.625%, 11/20/18                                                            600    601,916
General Electric Co.
    5.625%, 05/01/18                                                          1,000  1,050,882
Inter-American Development Bank
    0.875%, 03/15/18                                                            500    497,936
Japan Finance Organization for Municipalities
    1.500%, 09/12/17                                                          1,609  1,607,483
Kommunalbanken A.S.
    1.000%, 03/15/18                                                            500    498,135
    1.125%, 05/23/18                                                          1,000    996,517
Kommuninvest I Sverige AB
    1.000%, 01/29/18                                                          1,500  1,495,485
    1.125%, 10/09/18                                                            500    497,395
Kreditanstalt fuer Wiederaufbau
    4.375%, 03/15/18                                                            750    775,792
    1.000%, 09/07/18                                                            500    497,055
    1.125%, 11/16/18                                                            950    945,165
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.000%, 04/23/18                                                          1,530  1,523,452
Microsoft Corp.
    1.300%, 11/03/18                                                          1,875  1,872,276
Municipality Finance P.L.C.
    1.125%, 04/17/18                                                            500    498,603
##  1.250%, 09/10/18                                                          1,000    996,603
    1.250%, 09/10/18                                                            500    498,302
National Australia Bank, Ltd.
    2.300%, 07/25/18                                                            400    402,948
Nederlandse Waterschapsbank NV
##  1.500%, 04/16/18                                                            700    700,958
    0.875%, 07/13/18                                                            500    496,007
##  1.500%, 01/23/19                                                            400    399,232
Nordic Investment Bank
    1.125%, 03/19/18                                                            500    499,315
    0.875%, 09/27/18                                                          1,000    992,175
NRW Bank
    1.375%, 08/20/18                                                          1,200  1,197,914
Ontario, Province of Canada
    2.000%, 09/27/18                                                          1,800  1,813,685

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                                               Face
                                                                              Amount
                                                                              (000)      Value+
                                                                             -------- ------------
Pfizer, Inc.
      1.200%, 06/01/18                                                       $  2,322 $  2,318,436
Royal Bank of Canada
#     1.400%, 10/13/17                                                            300      299,952
#     1.500%, 01/16/18                                                          1,331    1,332,020
      1.500%, 06/07/18                                                            850      848,755
Sanofi
      1.250%, 04/10/18                                                          1,500    1,500,424
Shell International Finance BV
      1.625%, 11/10/18                                                          1,500    1,500,018
State of North Rhine-Westphalia
      1.250%, 02/20/18                                                            800      798,609
Statoil ASA
      3.125%, 08/17/17                                                            500      505,202
      1.250%, 11/09/17                                                          1,000      999,112
      1.150%, 05/15/18                                                            800      795,198
Svensk Exportkredit AB
      1.125%, 04/05/18                                                          2,300    2,293,601
Svenska Handelsbanken AB
      2.500%, 01/25/19                                                            750      758,924
Toronto-Dominion Bank (The)
      1.400%, 04/30/18                                                            979      977,669
      2.625%, 09/10/18                                                          1,250    1,267,480
Total Capital SA
      2.125%, 08/10/18                                                          1,950    1,967,770
Toyota Motor Credit Corp.
      1.200%, 04/06/18                                                          1,500    1,495,153
      1.550%, 07/13/18                                                            750      750,260
Westpac Banking Corp.
      2.000%, 08/14/17                                                          1,026    1,029,931
      1.500%, 12/01/17                                                            500      500,337
      2.250%, 01/17/19                                                            638      641,715
                                                                                      ------------
TOTAL BONDS                                                                             73,820,228
                                                                                      ------------
U.S. TREASURY OBLIGATIONS -- (1.9%)
U.S. Treasury Notes
#     1.375%, 12/31/18                                                            500      501,719
      1.125%, 01/15/19                                                          1,000      998,477
                                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                          1,500,196
                                                                                      ------------
TOTAL INVESTMENT SECURITIES                                                             78,772,216
                                                                                      ------------

                                                                              Shares
                                                                             --------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund, 0.420%    213,428      213,428
                                                                                      ------------
SECURITIES LENDING COLLATERAL -- (1.1%)
(S)@  DFA Short Term Investment Fund                                           75,257 $    870,869
                                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $80,020,903)^^                                                                  $ 79,856,513
                                                                                      ============

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                          Investments in Securities (Market Value)
                                                                       -----------------------------------------------
                                                                         Level 1     Level 2     Level 3      Total
                                                                       ----------- ----------- ----------- -----------
Agency Obligations                                                              -- $ 3,451,792          -- $ 3,451,792
Bonds                                                                           --  73,820,228          --  73,820,228
U.S. Treasury Obligations                                                       --   1,500,196          --   1,500,196
Temporary Cash Investments                                             $   213,428          --          --     213,428
Securities Lending Collateral                                                   --     870,869          --     870,869
                                                                       ----------- ----------- ----------- -----------
TOTAL                                                                  $   213,428 $79,643,085          -- $79,856,513
                                                                       =========== =========== =========== ===========

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                            Face
                                                                           Amount
                                                                           (000)      Value+
                                                                          -------- ------------
U.S. TREASURY OBLIGATIONS -- (99.4%)
U.S. Treasury Notes
   2.875%, 03/31/18                                                       $  5,000 $  5,110,545
   0.750%, 04/30/18                                                          4,000    3,989,688
   0.750%, 08/31/18                                                          7,500    7,461,330
   0.875%, 10/15/18                                                          5,000    4,979,490
   1.250%, 10/31/18                                                         11,000   11,018,480
   1.250%, 11/15/18                                                         26,400   26,440,207
   1.250%, 11/30/18                                                         10,000   10,014,060
   1.250%, 12/15/18                                                         15,000   15,016,995
   1.375%, 12/31/18                                                         19,200   19,266,010
   1.125%, 01/15/19                                                          6,500    6,490,100
                                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                     109,786,905
                                                                                   ------------
TOTAL INVESTMENT SECURITIES                                                         109,786,905
                                                                                   ------------

                                                                           Shares
                                                                          --------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   State Street Institutional U.S. Government Money Market Fund, 0.420%    630,531      630,531
                                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $110,544,996)^^                                $110,417,436
                                                                                   ============

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                           Investments in Securities (Market Value)
                                                   ---------------------------------------------------------
                                                       Level 1        Level 2        Level 3       Total
                                                   --------------- -------------- ------------- ------------
U.S. Treasury Obligations                                       -- $  109,786,905            -- $109,786,905
Temporary Cash Investments                         $       630,531             --            --      630,531
                                                   --------------- -------------- ------------- ------------
TOTAL                                              $       630,531 $  109,786,905            -- $110,417,436
                                                   =============== ============== ============= ============

                            GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                         Shares         Value+
                                                                      ------------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.                                  141,379,451 $2,670,657,831
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                  103,867,054  1,259,907,371
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                                   45,400,146    890,296,860
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                   20,833,602    383,754,940
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.                                    3,786,137    130,470,275
                                                                                    --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $3,849,263,739)                                                           5,335,087,277
                                                                                    --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.420%
  (Cost $3,021,267)                                                       3,021,267      3,021,267
                                                                                    --------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $3,852,285,006)^^                            $5,338,108,544
                                                                                    ==============

GLOBAL EQUITY PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             Investments in Securities (Market Value)
                                                   ------------------------------------------------------------
                                                        Level 1         Level 2       Level 3        Total
                                                   ----------------- ------------- ------------- --------------
Affiliated Investment Companies                    $   5,335,087,277            --            -- $5,335,087,277
Temporary Cash Investments                                 3,021,267            --            --      3,021,267
                                                   ----------------- ------------- ------------- --------------
TOTAL                                              $   5,338,108,544            --            -- $5,338,108,544
                                                   ================= ============= ============= ==============

                       GLOBAL ALLOCATION 60/40 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                         Shares       Value+
                                                                       ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.                                 53,521,451 $1,011,020,212
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                                 53,020,485    505,815,423
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                 39,237,744    475,953,834
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                                 17,184,630    336,990,590
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                                 31,226,381    336,620,392
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                                 15,942,776    168,515,139
Investment in DFA Five-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                                 15,415,431    168,028,193
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                  7,826,574    144,165,493
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.                                  7,114,908     84,027,058
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                                  8,535,036     83,984,754
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.                                  1,406,672     48,473,922
                                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,823,753,818)                                                         3,363,595,010
                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.420%
  (Cost $5,844,144)                                                     5,844,144      5,844,144
                                                                                  --------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $2,829,597,962)^^                          $3,369,439,154
                                                                                  ==============

GLOBAL ALLOCATION 60/40 PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         Investments in Securities (Market Value)
                                                   -----------------------------------------------------
                                                      Level 1       Level 2     Level 3       Total
                                                   -------------- ----------- ----------- --------------
Affiliated Investment Companies                    $3,363,595,010          --          -- $3,363,595,010
Temporary Cash Investments                              5,844,144          --          --      5,844,144
                                                   -------------- ----------- ----------- --------------
TOTAL                                              $3,369,439,154          --          -- $3,369,439,154
                                                   ============== =========== =========== ==============

                       GLOBAL ALLOCATION 25/75 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                         Shares      Value+
                                                                       ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                                 21,326,855 $229,903,493
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                                 23,105,872  229,903,427
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.                                  5,063,596   95,651,336
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.                                  7,155,918   84,511,395
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                  3,754,847   45,546,290
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                                  1,639,697   32,154,466
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                                  3,121,458   30,715,143
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                    750,927   13,832,077
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.                                    135,296    4,662,310
                                                                                  ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $694,501,674)                                                           766,879,937
                                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.420%
  (Cost $1,786,321)                                                     1,786,321    1,786,321
                                                                                  ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $696,287,995)^^                            $768,666,258
                                                                                  ============

GLOBAL ALLOCATION 25/75 PORTFOLIO
CONTINUED


Summary of the Global Fund's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                           Investments in Securities (Market Value)
                                                   --------------------------------------------------------
                                                       Level 1        Level 2       Level 3       Total
                                                   --------------- ------------- ------------- ------------
Affiliated Investment Companies                    $   766,879,937            --            -- $766,879,937
Temporary Cash Investments                               1,786,321            --            --    1,786,321
                                                   --------------- ------------- ------------- ------------
TOTAL                                              $   768,666,258            --            -- $768,666,258
                                                   =============== ============= ============= ============

ORGANIZATION

Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2017, the Fund consisted of fifteen portfolios (the "Portfolios"), of which three are "stand-alone funds", nine are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a "Master Fund"). Each Feeder Fund's investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Shares of investment companies ("Underlying Funds") held by Global Equity Portfolio (except the Global Equity Portfolio's investment in The Canadian Small Company Series), Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. The Global Equity Portfolio's investment in The Canadian Small Company Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the Series. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Portfolios:

1. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2017, the Portfolios had the following outstanding futures contracts (dollar amounts in thousands):

                                                                                     Unrealized
                                                      Expiration Number of  Contract    Gain       Cash
                                   Description           Date    Contracts*  Value     (Loss)   Collateral
                              ----------------------- ---------- ---------- -------- ---------- ----------
U.S. Large Company Portfolio  S&P 500 Emini Index(R)   03/17/17     301     $34,231     $15       $1,354
                                                                            -------     ---       ------
                                                                            $34,231     $15        1,354
                                                                            =======     ===       ======

FEDERAL TAX COST

At January 31, 2017, the total cost of securities for federal income tax purposes was:

U.S. Large Company Portfolio                    $4,130,777,126
U.S. Large Cap Value Portfolio II                   99,807,156
U.S. Large Cap Value Portfolio III               2,046,776,384
LWAS/DFA U.S. High Book to Market Portfolio         23,641,770
DFA International Value Portfolio                7,437,543,300
DFA International Value Portfolio II                13,105,251
DFA International Value Portfolio III            2,074,466,828
DFA International Value Portfolio IV               182,063,167
Tax-Managed U.S. Marketwide Value Portfolio II     874,948,451
Emerging Markets Portfolio II                       17,041,739
LWAS/DFA Two-Year Fixed Income Portfolio            80,020,903
LWAS/DFA Two-Year Government Portfolio             110,544,997
Global Equity Portfolio                          3,991,977,822
Global Allocation 60/40 Portfolio                2,856,921,681
Global Allocation 25/75 Portfolio                  703,766,434

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The individual creditor plaintiffs then petitioned the Supreme Court to review the Second Circuit's decision, and that petition is pending.

On January 6, 2017, the Court dismissed the claims against the shareholder defendants in the Committee Action on the grounds that the Trustee had failed to adequately plead that the Tribune Board approved the LBO with actual intent to hinder, harm, or delay Tribune's creditors, as required to state a claim for intentional fraudulent transfer. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the Court entered an Order confirming that the Court will certify the matter for appeal after it rules on the remaining motions to dismiss in the Committee Action (motions that do not involve the shareholder defendants). As to the shareholder defendants, the litigation is essentially stayed pending appeal of the dismissal order.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large

Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                             Shares       Value+
                                                                           ---------- --------------
COMMON STOCKS -- (96.4%)
Consumer Discretionary -- (12.6%)
*   Adient P.L.C.                                                              69,537 $    4,414,904
#   Autoliv, Inc.                                                              73,297      8,477,531
#*  AutoNation, Inc.                                                          249,907     13,275,060
#   Bed Bath & Beyond, Inc.                                                   223,717      9,026,981
#   Best Buy Co., Inc.                                                      1,711,779     76,208,401
#   BorgWarner, Inc.                                                          876,473     35,786,393
#   Cable One, Inc.                                                             7,575      4,790,278
#   CalAtlantic Group, Inc.                                                    14,193        494,910
#   Carnival Corp.                                                          1,058,454     58,617,182
    CBS Corp. Class A                                                           7,236        475,912
*   Charter Communications, Inc. Class A                                      935,831    303,162,452
    Comcast Corp. Class A                                                  10,605,890    799,896,224
    DR Horton, Inc.                                                         2,345,862     70,164,732
    Ford Motor Co.                                                         14,790,794    182,814,214
#   Garmin, Ltd.                                                              266,106     12,850,259
    General Motors Co.                                                      5,651,212    206,890,871
#   Gentex Corp.                                                              533,525     11,145,337
    Goodyear Tire & Rubber Co. (The)                                        1,440,531     46,658,799
    Harman International Industries, Inc.                                     236,368     26,274,667
*   Hyatt Hotels Corp. Class A                                                 26,622      1,456,490
#   International Game Technology P.L.C.                                       24,895        657,477
#   Kohl's Corp.                                                            1,327,251     52,864,407
    Lear Corp.                                                                170,451     24,219,383
    Lennar Corp. Class A                                                      963,230     43,008,219
    Lennar Corp. Class B                                                        7,512        270,132
*   Liberty Broadband Corp. Class A                                            23,806      1,992,086
*   Liberty Broadband Corp. Class C                                            87,903      7,501,642
#*  Liberty Expedia Holdings, Inc. Class A                                     48,653      2,141,219
#*  Liberty Interactive Corp., QVC Group Class A                            2,560,996     49,119,903
*   Liberty Media Corp.-Liberty Braves Class A                                 15,711        313,434
*   Liberty Media Corp.-Liberty Braves Class C                                 31,424        627,852
#*  Liberty Media Corp.-Liberty Formula One Class A                            39,281      1,138,363
#*  Liberty Media Corp.-Liberty Formula One Class C                            78,562      2,257,872
*   Liberty Media Corp.-Liberty SiriusXM Class A                              157,126      5,694,246
*   Liberty Media Corp.-Liberty SiriusXM Class C                              314,252     11,278,504
*   Liberty Ventures Series A                                                  59,566      2,600,056
*   LKQ Corp.                                                                 357,972     11,422,887
#   Macy's, Inc.                                                            1,069,332     31,588,067
*   Madison Square Garden Co. (The) Class A                                     7,458      1,310,147
#*  MGM Resorts International                                               2,471,336     71,174,477
*   Mohawk Industries, Inc.                                                   459,921     99,269,349
#   Newell Brands, Inc.                                                       243,766     11,537,445
    News Corp. Class A                                                        291,885      3,587,267
    News Corp. Class B                                                         31,823        402,561
#*  Norwegian Cruise Line Holdings, Ltd.                                      163,822      7,699,634
#   Penske Automotive Group, Inc.                                             157,322      8,552,024
    PulteGroup, Inc.                                                        2,258,297     48,575,968
    PVH Corp.                                                                 366,094     34,343,278
#   Ralph Lauren Corp.                                                         84,680      7,488,252
#   Royal Caribbean Cruises, Ltd.                                           1,461,968    136,884,064
#   Signet Jewelers, Ltd.                                                      35,969      2,793,712

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                            Shares        Value+
                                                                           --------- ----------------
Consumer Discretionary -- (Continued)
    Staples, Inc.                                                          2,175,724 $     20,016,661
#   TEGNA, Inc.                                                              584,954       13,401,296
    Time Warner, Inc.                                                      3,804,556      368,471,249
#*  Toll Brothers, Inc.                                                      338,804       10,624,893
    Whirlpool Corp.                                                          360,810       63,102,061
                                                                                     ----------------
Total Consumer Discretionary                                                            3,030,811,684
                                                                                     ----------------
Consumer Staples -- (6.0%)
    Archer-Daniels-Midland Co.                                             2,604,355      115,268,752
    Bunge, Ltd.                                                              816,176       56,487,541
    Constellation Brands, Inc. Class A                                       187,751       28,117,590
#   CVS Health Corp.                                                       3,989,908      314,444,650
#*  Edgewell Personal Care Co.                                                25,746        2,029,815
    Ingredion, Inc.                                                          146,985       18,842,007
    JM Smucker Co. (The)                                                     703,972       95,634,596
    Kraft Heinz Co. (The)                                                  1,014,794       90,610,956
    Molson Coors Brewing Co. Class B                                         473,017       45,655,601
    Mondelez International, Inc. Class A                                   3,943,573      174,621,412
    Pinnacle Foods, Inc.                                                     489,872       26,056,292
#*  Post Holdings, Inc.                                                      294,898       24,677,065
    Reynolds American, Inc.                                                  112,655        6,773,945
*   Seaboard Corp.                                                                13           50,050
#   Spectrum Brands Holdings, Inc.                                             2,402          320,403
#*  TreeHouse Foods, Inc.                                                    102,056        7,744,009
#   Tyson Foods, Inc. Class A                                              1,959,828      123,057,600
    Wal-Mart Stores, Inc.                                                  3,375,333      225,269,724
    Walgreens Boots Alliance, Inc.                                         1,165,019       95,461,657
#   Whole Foods Market, Inc.                                                 132,918        4,016,782
                                                                                     ----------------
Total Consumer Staples                                                                  1,455,140,447
                                                                                     ----------------
Energy -- (11.9%)
    Anadarko Petroleum Corp.                                                 969,947       67,440,415
    Apache Corp.                                                             510,221       30,521,420
    Baker Hughes, Inc.                                                     1,045,521       65,951,465
    Chevron Corp.                                                          3,705,888      412,650,629
    Cimarex Energy Co.                                                        76,843       10,389,942
#*  Concho Resources, Inc.                                                   339,568       47,349,362
    ConocoPhillips                                                         3,218,408      156,929,574
#   CONSOL Energy, Inc.                                                      152,413        2,581,876
#*  Continental Resources, Inc.                                              195,583        9,497,510
    Devon Energy Corp.                                                       423,759       19,297,985
    EOG Resources, Inc.                                                      534,196       54,263,630
    Exxon Mobil Corp.                                                      9,683,446      812,344,285
    Halliburton Co.                                                          150,257        8,500,039
#   Helmerich & Payne, Inc.                                                  613,995       43,691,884
#   Hess Corp.                                                               918,391       49,758,424
#   HollyFrontier Corp.                                                      645,042       18,686,867
    Kinder Morgan, Inc.                                                    1,123,571       25,100,576
#   Marathon Oil Corp.                                                     3,272,198       54,809,317
    Marathon Petroleum Corp.                                               2,313,489      111,163,146
#   Murphy Oil Corp.                                                         309,108        8,936,312
#   Nabors Industries, Ltd.                                                  247,778        4,026,393

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                             Shares        Value+
                                                                           ---------- ----------------
Energy -- (Continued)
#   National Oilwell Varco, Inc.                                            1,747,731 $     66,081,709
    Noble Energy, Inc.                                                        377,591       15,013,018
    Occidental Petroleum Corp.                                              1,862,726      126,236,941
*   PDC Energy, Inc.                                                           10,876          804,171
    Phillips 66                                                             2,098,959      171,317,034
    Pioneer Natural Resources Co.                                              85,341       15,381,008
*   QEP Resources, Inc.                                                           861           15,016
    Range Resources Corp.                                                     144,745        4,681,053
*   Rice Energy, Inc.                                                         102,107        2,024,782
    Schlumberger, Ltd.                                                      1,134,428       94,962,968
*   Southwestern Energy Co.                                                   672,113        6,055,738
#   Targa Resources Corp.                                                   1,018,074       58,661,424
#*  TechnipFMC P.L.C.                                                         961,292       32,318,637
    Tesoro Corp.                                                              691,016       55,868,644
#*  Transocean, Ltd.                                                        1,340,027       18,720,177
    Valero Energy Corp.                                                     2,810,052      184,789,020
#*  Weatherford International P.L.C.                                        2,942,972       15,332,884
                                                                                      ----------------
Total Energy                                                                             2,882,155,275
                                                                                      ----------------
Financials -- (22.7%)
    Aflac, Inc.                                                             1,210,131       84,697,069
*   Alleghany Corp.                                                            30,744       18,802,108
    Allied World Assurance Co. Holdings AG                                    274,410       14,579,403
    Allstate Corp. (The)                                                    1,133,795       85,272,722
    Ally Financial, Inc.                                                    2,344,479       49,515,396
    American Financial Group, Inc.                                            427,555       36,842,414
    American International Group, Inc.                                      2,742,987      176,264,345
*   Arch Capital Group, Ltd.                                                  131,470       11,615,375
    Assurant, Inc.                                                            333,945       32,436,078
    Assured Guaranty, Ltd.                                                    399,510       15,544,934
    Axis Capital Holdings, Ltd.                                               459,271       29,397,937
    Bank of America Corp.                                                  20,759,691      469,999,404
    Bank of New York Mellon Corp. (The)                                     4,185,489      187,216,923
#   BB&T Corp.                                                              1,861,694       85,991,646
    BOK Financial Corp.                                                         4,796          394,423
    Capital One Financial Corp.                                             2,040,010      178,276,474
    Chubb, Ltd.                                                               380,680       50,055,613
    CIT Group, Inc.                                                           385,811       15,891,555
    Citigroup, Inc.                                                         8,639,328      482,333,682
    Citizens Financial Group, Inc.                                            791,252       28,619,585
    CME Group, Inc.                                                           492,006       59,572,087
#   CNA Financial Corp.                                                       411,635       17,144,598
    Comerica, Inc.                                                            126,355        8,532,753
    Endurance Specialty Holdings, Ltd.                                         31,340        2,904,905
    Everest Re Group, Ltd.                                                    220,574       48,510,840
    Fifth Third Bancorp                                                     5,018,870      130,992,507
    First American Financial Corp.                                              8,092          304,097
    Goldman Sachs Group, Inc. (The)                                           994,469      228,051,631
    Hartford Financial Services Group, Inc. (The)                           2,793,370      136,065,053
    Huntington Bancshares, Inc.                                             4,311,699       58,337,287
    Invesco, Ltd.                                                             175,364        5,071,527
    JPMorgan Chase & Co.                                                   11,460,834      969,930,381
    KeyCorp                                                                 3,304,516       59,382,153

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                            Shares        Value+
                                                                           --------- ----------------
Financials -- (Continued)
#   Legg Mason, Inc.                                                         201,788 $      6,394,662
    Leucadia National Corp.                                                  193,405        4,612,709
    Lincoln National Corp.                                                 1,166,839       78,773,301
    Loews Corp.                                                            1,687,230       78,591,173
#   M&T Bank Corp.                                                           315,719       51,326,438
#*  Markel Corp.                                                                 111          102,675
    MetLife, Inc.                                                          2,044,246      111,227,425
    Morgan Stanley                                                         3,624,108      153,988,349
    Nasdaq, Inc.                                                             439,653       31,013,123
    Navient Corp.                                                            652,759        9,817,495
#   New York Community Bancorp, Inc.                                         558,598        8,485,104
    Old Republic International Corp.                                         776,363       16,148,350
    PacWest Bancorp                                                          175,044        9,697,438
#   People's United Financial, Inc.                                          304,743        5,713,931
    PNC Financial Services Group, Inc. (The)                               1,315,829      158,504,761
#   Principal Financial Group, Inc.                                        1,639,822       93,617,438
#   Prosperity Bancshares, Inc.                                               20,045        1,455,868
    Prudential Financial, Inc.                                             1,099,172      115,533,969
    Regions Financial Corp.                                                5,394,447       77,733,981
    Reinsurance Group of America, Inc.                                       313,388       39,320,792
    RenaissanceRe Holdings, Ltd.                                             106,502       14,518,353
#*  Santander Consumer USA Holdings, Inc.                                    146,757        1,940,128
    State Street Corp.                                                       524,339       39,954,632
    SunTrust Banks, Inc.                                                   1,256,570       71,398,307
    Synchrony Financial                                                      159,750        5,722,245
    Travelers Cos., Inc. (The)                                             1,129,653      133,050,530
    Unum Group                                                             1,164,036       52,882,156
    Validus Holdings, Ltd.                                                   167,263        9,533,991
    Voya Financial, Inc.                                                     114,338        4,598,674
    Wells Fargo & Co.                                                      4,128,608      232,564,489
#   WR Berkley Corp.                                                         214,424       14,411,437
#   XL Group, Ltd.                                                         1,261,223       47,384,148
#   Zions Bancorporation                                                     710,276       29,966,544
                                                                                     ----------------
Total Financials                                                                        5,488,531,521
                                                                                     ----------------
Health Care -- (10.7%)
    Abbott Laboratories                                                    2,035,003       85,002,075
#*  Acadia Healthcare Co., Inc.                                               26,317        1,009,783
    Aetna, Inc.                                                            1,805,018      214,093,185
*   Alere, Inc.                                                                8,494          314,278
#*  Allergan P.L.C.                                                          496,938      108,774,759
    Anthem, Inc.                                                           1,447,321      223,090,059
    Baxter International, Inc.                                                77,675        3,721,409
#*  Bio-Rad Laboratories, Inc. Class A                                         6,194        1,177,356
*   Boston Scientific Corp.                                                1,893,830       45,565,550
*   Centene Corp.                                                            450,064       28,475,549
    Cigna Corp.                                                              320,341       46,840,261
    Danaher Corp.                                                          2,068,334      173,574,589
*   DaVita, Inc.                                                             374,271       23,859,776
#   DENTSPLY SIRONA, Inc.                                                     57,905        3,283,213
#*  Envision Healthcare Corp.                                                 68,624        4,666,432
*   Express Scripts Holding Co.                                            2,740,464      188,763,160
#*  Hologic, Inc.                                                            220,398        8,932,731

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                             Shares        Value+
                                                                           ---------- ----------------
Health Care -- (Continued)
    Humana, Inc.                                                              708,361 $    140,609,658
*   Laboratory Corp. of America Holdings                                      594,928       79,845,287
*   Mallinckrodt P.L.C.                                                       487,783       23,769,666
#*  MEDNAX, Inc.                                                              225,614       15,420,717
    Medtronic P.L.C.                                                        3,655,472      277,888,981
*   Mylan NV                                                                  799,559       30,423,220
    PerkinElmer, Inc.                                                          96,682        5,142,516
#   Perrigo Co. P.L.C.                                                         26,425        2,012,264
    Pfizer, Inc.                                                           16,341,666      518,521,062
    Quest Diagnostics, Inc.                                                   881,403       81,018,564
#*  Quintiles IMS Holdings, Inc.                                               56,100        4,403,289
#   STERIS P.L.C.                                                             108,345        7,674,076
#   Teleflex, Inc.                                                             79,982       13,415,381
    Thermo Fisher Scientific, Inc.                                          1,025,715      156,308,709
#*  United Therapeutics Corp.                                                  30,558        5,000,206
    Universal Health Services, Inc. Class B                                   240,412       27,077,604
*   WellCare Health Plans, Inc.                                               101,722       14,804,620
    Zimmer Biomet Holdings, Inc.                                               98,058       11,603,203
                                                                                      ----------------
Total Health Care                                                                        2,576,083,188
                                                                                      ----------------
Industrials -- (9.4%)
#*  AECOM                                                                     513,031       18,946,235
#   AGCO Corp.                                                                402,503       25,277,188
    AMERCO                                                                     30,219       11,382,591
#   Arconic, Inc.                                                           1,891,460       43,106,373
    Carlisle Cos., Inc.                                                       199,191       21,733,730
#   Caterpillar, Inc.                                                       1,335,446      127,748,764
*   Colfax Corp.                                                               38,985        1,520,415
    CSX Corp.                                                               5,240,612      243,111,991
    Cummins, Inc.                                                             300,301       44,147,250
    Delta Air Lines, Inc.                                                     898,983       42,467,957
    Dover Corp.                                                               830,218       64,549,449
    Eaton Corp. P.L.C.                                                      1,586,369      112,283,198
    EMCOR Group, Inc.                                                          17,959        1,251,563
    FedEx Corp.                                                               658,668      124,560,705
    Fluor Corp.                                                               690,910       38,345,505
    Fortive Corp.                                                              91,052        5,036,086
    General Electric Co.                                                    2,108,359       62,618,262
#*  Genesee & Wyoming, Inc. Class A                                            43,270        3,260,827
#*  Hertz Global Holdings, Inc.                                               173,306        3,634,227
#   Ingersoll-Rand P.L.C.                                                     830,409       65,892,954
*   Jacobs Engineering Group, Inc.                                            263,089       15,403,861
*   JetBlue Airways Corp.                                                   1,929,288       37,833,338
    Johnson Controls International P.L.C.                                     474,098       20,850,830
    Kansas City Southern                                                      564,934       48,533,480
    L3 Technologies, Inc.                                                     381,968       60,614,502
    Macquarie Infrastructure Corp.                                            141,410       10,604,336
    ManpowerGroup, Inc.                                                       322,650       30,800,169
    Norfolk Southern Corp.                                                  1,571,094      184,540,701
    Northrop Grumman Corp.                                                    245,257       56,183,474
    Orbital ATK, Inc.                                                          54,598        4,747,296
    Oshkosh Corp.                                                             192,631       13,412,897
    Owens Corning                                                             706,294       39,022,743

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                             Shares        Value+
                                                                           ---------- ----------------
Industrials -- (Continued)
#   PACCAR, Inc.                                                              522,096 $     35,142,282
#   Pentair P.L.C.                                                          1,008,228       59,112,408
*   Quanta Services, Inc.                                                     164,991        5,921,527
    Republic Services, Inc.                                                 2,082,943      119,519,269
#   Ryder System, Inc.                                                        109,553        8,501,313
    Southwest Airlines Co.                                                  1,489,840       77,933,530
    Spirit Aerosystems Holdings, Inc. Class A                                  31,638        1,899,862
    Stanley Black & Decker, Inc.                                            1,095,210      135,806,040
    Textron, Inc.                                                           1,673,616       79,279,190
    Trinity Industries, Inc.                                                    7,385          203,383
    Union Pacific Corp.                                                       497,035       52,973,990
*   United Continental Holdings, Inc.                                         998,734       70,380,785
#*  United Rentals, Inc.                                                      198,537       25,116,916
#*  USG Corp.                                                                  22,946          701,918
#*  XPO Logistics, Inc.                                                       287,690       12,871,251
                                                                                      ----------------
Total Industrials                                                                        2,268,786,561
                                                                                      ----------------
Information Technology -- (14.3%)
    Activision Blizzard, Inc.                                                  11,000          442,310
*   Akamai Technologies, Inc.                                                  44,939        3,082,366
    Amdocs, Ltd.                                                              371,451       21,807,888
*   ARRIS International P.L.C.                                                383,875       10,971,147
*   Arrow Electronics, Inc.                                                   608,696       44,751,330
    Avnet, Inc.                                                               757,412       35,174,213
    Brocade Communications Systems, Inc.                                    1,391,533       17,352,416
#   CA, Inc.                                                                2,715,906       84,926,381
    Cisco Systems, Inc.                                                    23,462,378      720,764,252
*   CommerceHub, Inc. Series A                                                 47,322          695,160
*   CommerceHub, Inc. Series C                                                107,244        1,563,617
#   Computer Sciences Corp.                                                   286,627       17,828,199
*   Conduent, Inc.                                                          1,195,377       17,882,840
    Corning, Inc.                                                           3,683,566       97,577,663
*   Dell Technologies, Inc. Class V                                           703,394       44,306,788
    Dolby Laboratories, Inc. Class A                                           11,316          542,150
*   EchoStar Corp. Class A                                                      2,635          134,201
    Fidelity National Information Services, Inc.                            1,455,335      115,582,706
#*  First Solar, Inc.                                                          88,573        2,762,592
*   Flex, Ltd.                                                              1,552,059       24,320,765
    FLIR Systems, Inc.                                                         31,719        1,120,632
    Hewlett Packard Enterprise Co.                                          9,176,127      208,114,560
    HP, Inc.                                                                9,619,949      144,780,232
*   IAC/InterActiveCorp                                                        60,025        4,130,320
    Intel Corp.                                                            22,304,768      821,261,558
    Jabil Circuit, Inc.                                                       427,971       10,262,745
    Juniper Networks, Inc.                                                  1,797,132       48,127,195
#   Lam Research Corp.                                                        946,499      108,714,875
#   Leidos Holdings, Inc.                                                     399,183       19,288,523
    Marvell Technology Group, Ltd.                                            566,260        8,420,286
*   Micron Technology, Inc.                                                 5,266,057      126,964,634
#*  Microsemi Corp.                                                            57,304        3,045,708
#   NetApp, Inc.                                                              513,180       19,665,058
*   Nuance Communications, Inc.                                               113,903        1,806,502
#   NVIDIA Corp.                                                            1,824,559      199,205,352

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                             Shares        Value+
                                                                           ---------- ----------------
Information Technology -- (Continued)
*   ON Semiconductor Corp.                                                    550,404 $      7,331,381
#*  Qorvo, Inc.                                                               225,094       14,453,286
    QUALCOMM, Inc.                                                          2,686,624      143,546,320
#   SS&C Technologies Holdings, Inc.                                          122,197        3,926,190
    Symantec Corp.                                                          1,749,926       48,210,461
    SYNNEX Corp.                                                               80,616        9,688,431
*   Synopsys, Inc.                                                             83,602        5,257,730
    TE Connectivity, Ltd.                                                     879,618       65,399,598
    Teradyne, Inc.                                                            130,425        3,701,461
#   Western Digital Corp.                                                   1,143,378       91,161,528
    Xerox Corp.                                                             5,976,889       41,419,841
*   Yahoo!, Inc.                                                              882,945       38,911,386
#*  Zillow Group, Inc. Class A                                                  3,568          128,377
*   Zillow Group, Inc. Class C                                                 18,297          647,348
                                                                                      ----------------
Total Information Technology                                                             3,461,160,502
                                                                                      ----------------
Materials -- (3.8%)
#   Albemarle Corp.                                                           447,508       41,457,141
    Alcoa Corp.                                                               630,485       22,981,178
    Ashland Global Holdings, Inc.                                             369,760       44,012,533
#   CF Industries Holdings, Inc.                                            1,078,297       38,053,101
    Dow Chemical Co. (The)                                                    822,454       49,042,932
    Eastman Chemical Co.                                                      876,806       67,952,465
*   Freeport-McMoRan, Inc.                                                  4,703,826       78,318,703
    Huntsman Corp.                                                            258,591        5,272,671
*   Ingevity Corp.                                                            125,857        6,996,391
    International Paper Co.                                                 1,171,393       66,300,844
#   Martin Marietta Materials, Inc.                                           101,369       23,274,322
#   Mosaic Co. (The)                                                        1,617,958       50,755,342
    Newmont Mining Corp.                                                    3,241,858      117,614,608
    Nucor Corp.                                                             2,209,800      128,367,282
    Reliance Steel & Aluminum Co.                                             409,494       32,616,197
#   Royal Gold, Inc.                                                           12,274          885,815
#   Sonoco Products Co.                                                        12,855          706,382
    Steel Dynamics, Inc.                                                      889,531       30,075,043
    United States Steel Corp.                                                     288            9,421
    Vulcan Materials Co.                                                      436,870       56,063,527
#   Westlake Chemical Corp.                                                   146,665        9,080,030
    WestRock Co.                                                              940,421       50,180,865
                                                                                      ----------------
Total Materials                                                                            920,016,793
                                                                                      ----------------
Real Estate -- (0.0%)
    Jones Lang LaSalle, Inc.                                                   36,373        3,747,510
                                                                                      ----------------
Telecommunication Services -- (4.8%)
    AT&T, Inc.                                                             21,799,510      919,067,342
    CenturyLink, Inc.                                                       3,693,934       95,525,133
#   Frontier Communications Corp.                                           4,303,569       15,019,456
*   Level 3 Communications, Inc.                                              843,237       50,138,872
#*  Sprint Corp.                                                            2,014,058       18,589,755
#*  T-Mobile US, Inc.                                                         812,604       50,600,851

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                     Shares         Value+
                                                                                   ----------- -----------------
Telecommunication Services -- (Continued)
*           United States Cellular Corp.                                               172,920 $       7,710,503
                                                                                               -----------------
Total Telecommunication Services                                                                   1,156,651,912
                                                                                               -----------------
Utilities -- (0.2%)
#*          Calpine Corp.                                                            1,488,185        17,560,583
            NRG Energy, Inc.                                                         1,544,792        25,550,860
                                                                                               -----------------
Total Utilities                                                                                       43,111,443
                                                                                               -----------------
TOTAL COMMON STOCKS                                                                               23,286,196,836
                                                                                               -----------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights                                   196,076           198,998
(degrees)#* Safeway PDC, LLC Contingent Value Rights                                   196,076             9,568
TOTAL RIGHTS/WARRANTS                                                                                    208,566
                                                                                               -----------------
TOTAL INVESTMENT SECURITIES                                                                       23,286,405,402
                                                                                               -----------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
            State Street Institutional U.S. Government Money Market Fund, 0.420%   248,190,510       248,190,510
                                                                                               -----------------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@        DFA Short Term Investment Fund                                          53,666,748       621,031,612
                                                                                               -----------------
TOTAL INVESTMENTS -- (100.0%) (Cost $16,611,047,031)^^                                         $  24,155,627,524
                                                                                               =================

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         Investments in Securities (Market Value)
                                ----------------------------------------------------------
                                     Level 1         Level 2     Level 3       Total
                                ----------------- -------------- ------- -----------------
Common Stocks
   Consumer Discretionary       $   3,030,811,684             --   --    $   3,030,811,684
   Consumer Staples                 1,455,140,447             --   --        1,455,140,447
   Energy                           2,882,155,275             --   --        2,882,155,275
   Financials                       5,488,531,521             --   --        5,488,531,521
   Health Care                      2,576,083,188             --   --        2,576,083,188
   Industrials                      2,268,786,561             --   --        2,268,786,561
   Information Technology           3,461,160,502             --   --        3,461,160,502
   Materials                          920,016,793             --   --          920,016,793
   Real Estate                          3,747,510             --   --            3,747,510
   Telecommunication Services       1,156,651,912             --   --        1,156,651,912
   Utilities                           43,111,443             --   --           43,111,443
Rights/Warrants                                -- $      208,566   --              208,566
Temporary Cash Investments            248,190,510             --   --          248,190,510
Securities Lending Collateral                  --    621,031,612   --          621,031,612
Futures Contracts**                     1,810,202             --   --            1,810,202
                                ----------------- --------------   --    -----------------
TOTAL                           $  23,536,197,548 $  621,240,178   --    $  24,157,437,726
                                ================= ==============   ==    =================

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                            Shares     Value++
                                                                           --------- ------------
COMMON STOCKS -- (92.7%)
AUSTRALIA -- (6.3%)
#   Alumina, Ltd.                                                            312,287 $    460,141
    Aurizon Holdings, Ltd.                                                 2,619,934    9,953,407
#   Australia & New Zealand Banking Group, Ltd.                            5,840,585  129,768,367
    Bank of Queensland, Ltd.                                                 775,513    7,045,954
    Bendigo & Adelaide Bank, Ltd.                                          1,205,237   11,478,017
    BHP Billiton, Ltd.                                                     5,929,050  120,289,953
    BHP Billiton, Ltd. Sponsored ADR                                       1,703,682   70,345,030
    BlueScope Steel, Ltd.                                                  1,852,810   15,754,981
    Boral, Ltd.                                                            2,601,567   11,497,083
    Crown Resorts, Ltd.                                                      254,058    2,197,773
#   Fortescue Metals Group, Ltd.                                           8,082,342   40,898,993
#   Incitec Pivot, Ltd.                                                    4,609,977   13,473,199
    LendLease Group                                                          215,424    2,303,572
    Macquarie Group, Ltd.                                                      3,174      203,812
    National Australia Bank, Ltd.                                            157,198    3,614,943
#   Newcrest Mining, Ltd.                                                  2,880,245   47,233,635
    Origin Energy, Ltd.                                                    2,811,665   15,076,816
    QBE Insurance Group, Ltd.                                              2,856,389   27,099,102
    Rio Tinto, Ltd.                                                          566,927   28,759,880
    Santos, Ltd.                                                           4,975,438   15,136,721
    South32, Ltd.                                                          6,883,451   14,406,950
    South32, Ltd. ADR                                                        354,708    3,742,169
    Star Entertainment Grp, Ltd. (The)                                     2,081,089    7,538,985
    Suncorp Group, Ltd.                                                    2,798,383   27,667,432
    Tatts Group, Ltd.                                                      1,279,473    4,212,286
    Treasury Wine Estates, Ltd.                                              915,665    8,078,015
    Wesfarmers, Ltd.                                                           3,443      105,181
    Woodside Petroleum, Ltd.                                               2,846,042   68,238,383
                                                                                     ------------
TOTAL AUSTRALIA                                                                       706,580,780
                                                                                     ------------
AUSTRIA -- (0.1%)
*   Erste Group Bank AG                                                       98,143    2,991,513
    OMV AG                                                                   151,254    5,293,598
*   Raiffeisen Bank International AG                                           8,241      183,544
                                                                                     ------------
TOTAL AUSTRIA                                                                           8,468,655
                                                                                     ------------
BELGIUM -- (1.0%)
    Ageas                                                                    606,443   25,966,361
    Colruyt SA                                                                64,233    3,143,636
    KBC Group NV                                                             489,692   31,804,063
    Proximus SADP                                                            138,071    3,965,353
    Solvay SA                                                                270,974   31,771,641
    UCB SA                                                                   124,849    8,623,331
    Umicore SA                                                                92,477    5,180,047
                                                                                     ------------
TOTAL BELGIUM                                                                         110,454,432
                                                                                     ------------
CANADA -- (7.7%)
#   AltaGas, Ltd.                                                            479,450   11,403,633
    Bank of Montreal(063671101)                                            1,623,640  122,795,893
#   Bank of Montreal(2076009)                                                115,400    8,729,162
*   BlackBerry, Ltd.                                                       1,009,785    7,123,786

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                            Shares     Value++
                                                                           --------- ------------
CANADA -- (Continued)
    Cameco Corp.(13321L108)                                                  546,688 $  6,970,272
    Cameco Corp.(2166160)                                                    507,476    6,462,154
    Canadian Natural Resources, Ltd.(136385101)                              420,319   12,706,243
    Canadian Natural Resources, Ltd.(2171573)                                651,736   19,703,588
    Cenovus Energy, Inc.                                                   1,330,284   18,131,771
    Crescent Point Energy Corp.(22576C101)                                 1,508,054   17,598,994
    Crescent Point Energy Corp.(B67C8W8)                                     822,786    9,592,057
*   Detour Gold Corp.                                                         50,974      691,405
*   Eldorado Gold Corp.                                                      748,359    2,645,496
    Element Fleet Management Corp.                                           254,570    2,474,782
    Empire Co., Ltd. Class A                                                 788,935    9,852,214
#   Enbridge Income Fund Holdings, Inc.                                      295,758    7,770,963
    Encana Corp.                                                             924,931   11,802,120
    Fairfax Financial Holdings, Ltd.                                          62,754   29,321,369
    Finning International, Inc.                                              386,224    7,817,975
    First Quantum Minerals, Ltd.                                           1,102,025   13,897,581
#   Genworth MI Canada, Inc.                                                  79,289    1,988,242
    Goldcorp, Inc.(380956409)                                              1,076,273   17,403,334
    Goldcorp, Inc.(2676302)                                                  671,692   10,860,634
*   Husky Energy, Inc.                                                     1,642,235   21,189,722
    Imperial Oil, Ltd.(2454241)                                              107,006    3,517,938
    Imperial Oil, Ltd.(453038408)                                             85,669    2,816,797
    Industrial Alliance Insurance & Financial Services, Inc.                 495,231   20,836,809
*   Kinross Gold Corp.                                                     5,398,196   21,032,741
*   Lundin Mining Corp.                                                    1,892,699   11,578,009
    Magna International, Inc.                                                493,003   21,337,170
    Manulife Financial Corp.(2492519)                                      3,005,038   57,618,212
    Manulife Financial Corp.(56501R106)                                    1,541,750   29,539,930
    Maple Leaf Foods, Inc.                                                    65,321    1,497,426
    Silver Wheaton Corp.                                                     282,461    6,250,862
    Sun Life Financial, Inc.(2566124)                                        834,296   32,929,447
    Sun Life Financial, Inc.(866796105)                                      277,638   10,955,595
    Suncor Energy, Inc.(B3NB1P2)                                           3,911,426  121,318,096
    Suncor Energy, Inc.(867224107)                                           769,213   23,876,371
    Tahoe Resources, Inc.                                                     28,464      259,649
    Teck Resources, Ltd. Class B(2879327)                                  1,355,792   33,226,672
    Teck Resources, Ltd. Class B(878742204)                                1,245,911   30,574,656
*   Tourmaline Oil Corp.                                                   1,170,666   27,367,270
*   Turquoise Hill Resources, Ltd.(900435108)                                127,382      459,849
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                                1,465,290    5,303,759
    Veresen, Inc.                                                             51,006      518,585
    West Fraser Timber Co., Ltd.                                              11,349      387,588
    Whitecap Resources, Inc.                                                 902,184    7,182,806
#   WSP Global, Inc.                                                         302,614   10,646,431
    Yamana Gold, Inc.                                                      3,207,591   10,599,533
                                                                                     ------------
TOTAL CANADA                                                                          870,565,591
                                                                                     ------------
DENMARK -- (1.6%)
    AP Moller - Maersk A.S. Class A                                            7,706   12,337,775
    AP Moller - Maersk A.S. Class B                                           16,058   26,915,259
    Carlsberg A.S. Class B                                                   190,294   17,215,380
    Danske Bank A.S.                                                       1,075,182   35,862,136
#   DSV A.S.                                                                 444,855   21,633,096

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                            Shares      Value++
                                                                           --------- --------------
DENMARK -- (Continued)
#*  H Lundbeck A.S.                                                           74,464 $    3,198,152
    ISS A.S.                                                                 434,105     15,457,776
    Novozymes A.S. Class B                                                    47,990      1,870,655
    Tryg A.S.                                                                 12,675        242,513
    Vestas Wind Systems A.S.                                                 680,712     47,737,541
                                                                                     --------------
TOTAL DENMARK                                                                           182,470,283
                                                                                     --------------
FINLAND -- (0.7%)
    Fortum Oyj                                                             1,015,572     16,203,151
    Neste Oyj                                                                129,033      4,489,455
    Stora Enso Oyj Class R                                                 2,037,136     23,117,770
    Stora Enso Oyj Sponsored ADR                                              91,500      1,035,780
    UPM-Kymmene Oyj                                                        1,353,907     30,706,476
    UPM-Kymmene Oyj Sponsored ADR                                             69,300      1,572,417
                                                                                     --------------
TOTAL FINLAND                                                                            77,125,049
                                                                                     --------------
FRANCE -- (9.1%)
    AXA SA                                                                 2,773,187     68,157,306
    AXA SA Sponsored ADR                                                       9,929        244,551
    BNP Paribas SA                                                         1,888,424    120,805,895
*   Bollore SA(BD3RTL2)                                                       10,106         41,456
    Bollore SA(4572709)                                                    1,500,814      6,002,472
    Bouygues SA                                                              709,374     25,775,771
    Casino Guichard Perrachon SA                                             181,821      9,804,198
    Cie de Saint-Gobain                                                    1,882,674     92,506,425
    Cie Generale des Etablissements Michelin                                 334,818     35,970,295
    CNP Assurances                                                           459,483      8,634,996
    Credit Agricole SA                                                       724,924      9,620,951
#   Electricite de France SA                                                 661,539      6,521,460
    Engie SA                                                               4,083,126     48,885,304
    Natixis SA                                                             2,277,633     13,496,282
    Orange SA                                                              4,986,752     77,416,513
*   Peugeot SA                                                             2,007,197     37,355,144
    Renault SA                                                               759,818     68,416,758
    SCOR SE                                                                  349,012     11,811,923
    Societe Generale SA                                                    1,935,625     94,627,859
    STMicroelectronics NV                                                  1,809,335     23,879,894
    Total SA                                                               4,695,548    237,572,020
    Vivendi SA                                                             1,322,728     24,253,624
                                                                                     --------------
TOTAL FRANCE                                                                          1,021,801,097
                                                                                     --------------
GERMANY -- (7.0%)
    Allianz SE                                                               730,758    124,202,765
    Allianz SE Sponsored ADR                                               2,811,910     47,704,053
    BASF SE                                                                    8,683        838,203
#   Bayerische Motoren Werke AG                                              972,382     88,788,364
#   Commerzbank AG                                                         1,643,541     14,294,925
    Daimler AG                                                             2,601,292    195,634,993
#*  Deutsche Bank AG(5750355)                                              1,085,904     21,686,538
*   Deutsche Bank AG(D18190898)                                            1,045,984     20,825,541
    Deutsche Lufthansa AG                                                  1,080,920     14,439,562
    E.ON SE                                                                7,288,458     56,143,578

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- ------------
GERMANY -- (Continued)
#   Evonik Industries AG                                                      202,033 $  6,558,352
    Fraport AG Frankfurt Airport Services Worldwide                           106,349    6,364,469
    Fresenius Medical Care AG & Co. KGaA                                      112,324    9,168,412
    Fresenius Medical Care AG & Co. KGaA ADR                                   11,257      459,286
    Hannover Rueck SE                                                          33,914    3,735,608
    HeidelbergCement AG                                                       345,070   33,335,179
    Lanxess AG                                                                 48,799    3,551,165
    Linde AG                                                                  157,109   25,549,742
    Metro AG                                                                  688,018   23,544,491
    Muenchener Rueckversicherungs-Gesellschaft AG                             138,458   26,072,496
    Osram Licht AG                                                              7,588      440,488
*   RWE AG                                                                  2,182,311   29,057,547
*   Talanx AG                                                                 175,108    6,027,132
    Telefonica Deutschland Holding AG                                       1,462,519    6,117,982
*   Uniper SE                                                                 946,234   13,480,093
    Volkswagen AG                                                              86,008   13,777,993
                                                                                      ------------
TOTAL GERMANY                                                                          791,798,957
                                                                                      ------------
HONG KONG -- (2.4%)
    Bank of East Asia, Ltd. (The)                                             275,940    1,175,354
#   Cathay Pacific Airways, Ltd.                                            4,913,000    6,654,113
    CK Hutchison Holdings, Ltd.                                             6,196,984   74,271,969
    FIH Mobile, Ltd.                                                          953,000      306,207
    Great Eagle Holdings, Ltd.                                                 15,363       69,876
    Guoco Group, Ltd.                                                           6,000       67,610
    Hang Lung Group, Ltd.                                                   2,740,000   10,508,235
    Hang Lung Properties, Ltd.                                              4,424,000   10,887,790
#   Henderson Land Development Co., Ltd.                                      429,042    2,368,285
    Hongkong & Shanghai Hotels, Ltd. (The)                                    217,131      241,446
    Hopewell Holdings, Ltd.                                                   938,669    3,351,621
    Kerry Properties, Ltd.                                                  2,556,000    7,233,070
#   MTR Corp., Ltd.                                                           591,959    3,007,243
    New World Development Co., Ltd.                                        24,740,784   28,545,774
    NWS Holdings, Ltd.                                                      2,143,617    3,851,987
    Shangri-La Asia, Ltd.                                                   4,242,000    4,718,335
    Sino Land Co., Ltd.                                                     5,960,178    9,848,281
    Sun Hung Kai Properties, Ltd.                                           2,980,920   41,020,599
    Swire Pacific, Ltd. Class A                                             2,098,000   21,374,227
    Swire Pacific, Ltd. Class B                                             1,185,000    2,086,366
    Wharf Holdings, Ltd. (The)                                              2,829,990   21,220,071
    Wheelock & Co., Ltd.                                                    3,599,000   21,874,422
    Yue Yuen Industrial Holdings, Ltd.                                        160,000      584,911
                                                                                      ------------
TOTAL HONG KONG                                                                        275,267,792
                                                                                      ------------
IRELAND -- (0.3%)
*   Bank of Ireland                                                        38,071,759   10,228,255
    CRH P.L.C.                                                                319,932   11,097,054
    CRH P.L.C. Sponsored ADR                                                  254,393    8,781,646

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                            Shares     Value++
                                                                           --------- ------------
IRELAND -- (Continued)
    Paddy Power Betfair P.L.C.                                                 6,217 $    650,060
                                                                                     ------------
TOTAL IRELAND                                                                          30,757,015
                                                                                     ------------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                                       22,873    1,044,038
    Bank Hapoalim BM                                                       3,220,797   19,460,595
*   Bank Leumi Le-Israel BM                                                3,525,510   14,581,892
    Israel Chemicals, Ltd.                                                    11,324       52,045
#   Mizrahi Tefahot Bank, Ltd.                                               365,367    5,627,688
                                                                                     ------------
TOTAL ISRAEL                                                                           40,766,258
                                                                                     ------------
ITALY -- (1.1%)
    Assicurazioni Generali SpA                                               722,392   11,527,266
#*  Fiat Chrysler Automobiles NV(BRJFWP3)                                  2,786,618   30,511,959
*   Fiat Chrysler Automobiles NV(N31738102)                                1,059,600   11,645,004
    Intesa Sanpaolo SpA                                                    2,011,897    4,725,664
    Mediobanca SpA                                                         1,494,372   12,866,589
*   Telecom Italia SpA                                                     7,410,604    6,372,493
*   Telecom Italia SpA Sponsored ADR                                       1,847,002   15,902,687
#   UniCredit SpA                                                          1,217,305   33,228,827
                                                                                     ------------
TOTAL ITALY                                                                           126,780,489
                                                                                     ------------
JAPAN -- (21.1%)
    Aeon Co., Ltd.                                                         2,442,200   35,296,743
    Aisin Seiki Co., Ltd.                                                    472,800   21,627,954
    Alfresa Holdings Corp.                                                   201,700    3,320,058
    Amada Holdings Co., Ltd.                                                 694,000    8,157,051
    Aoyama Trading Co., Ltd.                                                  41,900    1,476,800
    Asahi Glass Co., Ltd.                                                  3,495,000   25,966,554
    Asahi Kasei Corp.                                                      2,612,000   24,360,952
#   Bank of Kyoto, Ltd. (The)                                                568,400    4,443,437
    Brother Industries, Ltd.                                                 273,855    5,054,776
    Calsonic Kansei Corp.                                                    160,000    2,543,612
    Canon Marketing Japan, Inc.                                              153,100    2,922,177
    Chiba Bank, Ltd. (The)                                                   960,000    6,279,675
    Chugoku Bank, Ltd. (The)                                                 256,900    3,778,974
    Citizen Watch Co., Ltd.                                                  689,600    4,282,327
    Coca-Cola East Japan Co., Ltd.                                           123,400    2,687,302
#   Coca-Cola West Co., Ltd.                                                 169,907    4,931,804
    COMSYS Holdings Corp.                                                     31,300      575,369
    Concordia Financial Group, Ltd.                                        2,373,100   12,516,732
    Credit Saison Co., Ltd.                                                  145,400    2,649,183
    Dai Nippon Printing Co., Ltd.                                            901,000    9,166,423
    Dai-ichi Life Holdings, Inc.                                           2,015,000   36,529,713
    Daicel Corp.                                                              63,500      702,188
    Daido Steel Co., Ltd.                                                     13,000       59,034
    Daiwa Securities Group, Inc.                                           1,662,000   10,597,373
    Denka Co., Ltd.                                                        1,110,000    5,463,279
    Denso Corp.                                                              337,400   14,610,941
    DIC Corp.                                                                228,700    7,082,194
    Dowa Holdings Co., Ltd.                                                  231,000    1,960,575
    Ebara Corp.                                                              266,800    8,228,457

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- ------------
JAPAN -- (Continued)
    Fuji Media Holdings, Inc.                                                  42,100 $    609,971
    FUJIFILM Holdings Corp.                                                 1,018,800   39,453,275
    Fujitsu, Ltd.                                                           1,987,000   11,548,353
    Fukuoka Financial Group, Inc.                                           1,044,000    4,608,519
    Furukawa Electric Co., Ltd.                                                42,968    1,457,920
    Glory, Ltd.                                                               185,800    5,804,755
    Gunma Bank, Ltd. (The)                                                    604,496    3,297,397
    H2O Retailing Corp.                                                       198,900    3,291,861
    Hachijuni Bank, Ltd. (The)                                                565,531    3,328,685
    Hankyu Hanshin Holdings, Inc.                                             599,500   20,340,962
    Heiwa Corp.                                                                53,100    1,280,200
    Hiroshima Bank, Ltd. (The)                                                727,000    3,396,701
    Hitachi Capital Corp.                                                     103,300    2,651,855
    Hitachi Chemical Co., Ltd.                                                320,500    9,099,334
    Hitachi Construction Machinery Co., Ltd.                                  379,100    8,718,408
    Hitachi Metals, Ltd.                                                      475,400    6,590,518
    Hitachi Transport System, Ltd.                                            105,000    2,142,955
    Hitachi, Ltd.                                                          11,243,000   64,371,265
    Hokuhoku Financial Group, Inc.                                            191,900    3,287,617
    Honda Motor Co., Ltd.                                                   3,798,500  113,039,159
#   House Foods Group, Inc.                                                    65,300    1,401,265
    Ibiden Co., Ltd.                                                          459,900    6,540,835
    Idemitsu Kosan Co., Ltd.                                                  195,496    6,045,019
*   IHI Corp.                                                               1,136,000    3,059,031
    Iida Group Holdings Co., Ltd.                                             439,300    8,221,601
    Inpex Corp.                                                             2,157,500   21,171,951
    Isetan Mitsukoshi Holdings, Ltd.                                          594,700    6,956,368
    Isuzu Motors, Ltd.                                                        112,300    1,506,831
    ITOCHU Corp.                                                            2,539,900   34,989,405
#   Iyo Bank, Ltd. (The)                                                      492,300    3,303,416
#   J Front Retailing Co., Ltd.                                               977,000   14,099,779
    JFE Holdings, Inc.                                                      1,698,700   29,734,200
    JGC Corp.                                                                 250,400    4,346,789
    JSR Corp.                                                                 458,100    7,851,553
    JTEKT Corp.                                                               479,600    7,876,749
    JX Holdings, Inc.                                                       4,069,933   19,193,701
#   K's Holdings Corp.                                                        152,200    2,746,531
    Kamigumi Co., Ltd.                                                        398,000    3,868,857
    Kaneka Corp.                                                            1,156,542    9,965,001
    Kawasaki Heavy Industries, Ltd.                                         1,380,000    4,318,296
#   Kawasaki Kisen Kaisha, Ltd.                                             3,012,000    7,323,864
    Kinden Corp.                                                              187,800    2,385,284
#*  Kobe Steel, Ltd.                                                        1,140,200   11,090,609
    Komatsu, Ltd.                                                             726,400   17,200,147
    Konica Minolta, Inc.                                                    1,910,700   19,793,004
    Kuraray Co., Ltd.                                                       1,340,000   21,238,982
    Kurita Water Industries, Ltd.                                               7,500      177,913
    Kyocera Corp.                                                             224,100   11,666,817
    Kyocera Corp. Sponsored ADR                                                25,197    1,378,276
    Kyushu Financial Group, Inc.                                              459,949    3,169,124
    LIXIL Group Corp.                                                         487,800   11,389,494
    Marubeni Corp.                                                          5,194,400   31,605,020
    Mazda Motor Corp.                                                       2,460,200   36,204,586

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- -----------
JAPAN -- (Continued)
    Mebuki Financial Group, Inc.                                            1,177,020 $ 4,520,084
    Medipal Holdings Corp.                                                    356,400   5,776,355
    Mitsubishi Chemical Holdings Corp.                                      6,562,600  45,773,815
    Mitsubishi Corp.                                                        1,101,700  24,887,504
#   Mitsubishi Gas Chemical Co., Inc.                                         570,500  10,942,389
    Mitsubishi Heavy Industries, Ltd.                                       7,148,000  32,110,099
    Mitsubishi Logistics Corp.                                                 50,000     711,243
    Mitsubishi Materials Corp.                                                518,200  17,683,590
    Mitsubishi Motors Corp.                                                 1,998,400  10,825,618
    Mitsubishi UFJ Financial Group, Inc.                                   14,198,406  90,919,800
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR                      4,781,372  30,552,967
    Mitsubishi UFJ Lease & Finance Co., Ltd.                                1,276,200   6,802,725
    Mitsui & Co., Ltd.                                                        939,900  13,793,857
    Mitsui & Co., Ltd. Sponsored ADR                                           11,723   3,446,562
    Mitsui Chemicals, Inc.                                                  3,169,800  14,906,257
    Mitsui Fudosan Co., Ltd.                                                  232,000   5,356,228
    Mitsui OSK Lines, Ltd.                                                  4,123,000  13,102,429
    Mizuho Financial Group, Inc.                                           49,478,100  91,810,915
    Mizuho Financial Group, Inc. ADR                                          205,757     757,186
    MS&AD Insurance Group Holdings, Inc.                                      717,653  24,008,011
    NEC Corp.                                                              10,595,101  24,453,513
    NGK Spark Plug Co., Ltd.                                                   16,000     360,371
    NH Foods, Ltd.                                                            179,536   4,886,212
    NHK Spring Co., Ltd.                                                      628,300   6,331,195
    Nikon Corp.                                                               750,200  12,107,652
    Nippo Corp.                                                               185,000   3,497,414
    Nippon Electric Glass Co., Ltd.                                           551,000   3,171,840
    Nippon Express Co., Ltd.                                                3,529,238  18,669,936
#   Nippon Paper Industries Co., Ltd.                                         373,800   6,843,579
    Nippon Shokubai Co., Ltd.                                                 102,400   7,057,303
    Nippon Steel & Sumitomo Metal Corp.                                     2,021,593  48,836,721
    Nippon Yusen K.K.                                                       7,713,000  16,310,431
    Nissan Motor Co., Ltd.                                                  6,443,700  63,748,588
    Nisshin Seifun Group, Inc.                                                 42,800     651,095
    Nisshinbo Holdings, Inc.                                                  305,000   2,905,482
    NOK Corp.                                                                 344,120   6,993,265
    Nomura Holdings, Inc.                                                   2,225,400  13,794,935
    Nomura Real Estate Holdings, Inc.                                         389,100   6,692,632
    NSK, Ltd.                                                                 312,100   3,788,658
    NTN Corp.                                                               1,625,000   6,863,184
    Obayashi Corp.                                                            279,682   2,664,301
    Oji Holdings Corp.                                                      3,833,000  16,965,413
    ORIX Corp.                                                              1,698,000  25,618,114
#   Otsuka Holdings Co., Ltd.                                                   8,800     405,398
    Resona Holdings, Inc.                                                   7,208,900  39,029,497
    Ricoh Co., Ltd.                                                         3,215,400  28,686,148
    Rohm Co., Ltd.                                                             84,700   5,416,246
    Sankyo Co., Ltd.                                                           73,900   2,467,425
    SBI Holdings, Inc.                                                        643,100   8,877,179
    Sega Sammy Holdings, Inc.                                                 169,200   2,656,766
    Seino Holdings Co., Ltd.                                                  413,700   4,784,344
    Sekisui Chemical Co., Ltd.                                                105,000   1,713,341
#   Sekisui House, Ltd.                                                     1,345,900  21,771,668

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                            Shares      Value++
                                                                           --------- --------------
JAPAN -- (Continued)
    Shinsei Bank, Ltd.                                                     3,134,000 $    5,390,279
    Shizuoka Bank, Ltd. (The)                                                799,000      6,952,596
    Showa Denko K.K.                                                         224,800      3,689,017
    Showa Shell Sekiyu K.K.                                                  184,300      1,806,616
    Sojitz Corp.                                                           2,218,300      5,717,487
    Sompo Holdings, Inc.                                                     291,000     10,537,039
    Sony Corp. Sponsored ADR                                                  73,419      2,222,393
    Sumco Corp.                                                               46,900        733,241
    Sumitomo Chemical Co., Ltd.                                            7,613,000     40,561,961
    Sumitomo Corp.                                                           817,500     10,247,992
    Sumitomo Electric Industries, Ltd.                                     2,838,500     41,302,545
    Sumitomo Forestry Co., Ltd.                                              526,400      7,241,151
    Sumitomo Heavy Industries, Ltd.                                        2,259,000     15,531,486
    Sumitomo Metal Mining Co., Ltd.                                        1,067,000     14,455,937
    Sumitomo Mitsui Financial Group, Inc.                                  2,854,200    111,975,950
    Sumitomo Mitsui Trust Holdings, Inc.                                     581,544     21,676,098
    Sumitomo Rubber Industries, Ltd.                                         659,000     10,292,885
    Suzuken Co., Ltd.                                                        113,000      3,730,685
    T&D Holdings, Inc.                                                     2,331,000     34,532,673
    Taiheiyo Cement Corp.                                                  2,798,212      9,777,763
    Takashimaya Co., Ltd.                                                    799,634      6,886,422
    TDK Corp.                                                                443,000     31,841,233
    Teijin, Ltd.                                                             771,690     16,287,900
    THK Co., Ltd.                                                            251,800      6,204,651
    Tokai Rika Co., Ltd.                                                     165,500      3,293,845
    Tokio Marine Holdings, Inc.                                              177,100      7,384,003
    Tokyo Broadcasting System Holdings, Inc.                                  29,200        502,861
    Tokyo Tatemono Co., Ltd.                                                 277,200      3,671,016
    Tokyu Fudosan Holdings Corp.                                           1,531,000      8,950,012
    Toppan Printing Co., Ltd.                                              1,034,000     10,149,684
    Tosoh Corp.                                                            2,121,000     16,024,945
    Toyo Seikan Group Holdings, Ltd.                                         361,749      6,671,952
    Toyoda Gosei Co., Ltd.                                                   245,800      5,921,013
    Toyota Industries Corp.                                                  198,500      9,579,619
    Toyota Motor Corp.                                                       225,790     13,130,333
    Toyota Tsusho Corp.                                                      976,400     26,856,881
    TV Asahi Holdings Corp.                                                   31,700        634,652
    Ube Industries, Ltd.                                                   4,325,000     10,398,945
#*  Universal Entertainment Corp.                                             23,200        843,262
#   Yamada Denki Co., Ltd.                                                 2,346,300     12,926,735
    Yamaguchi Financial Group, Inc.                                          320,148      3,488,061
    Yokohama Rubber Co., Ltd. (The)                                          378,800      6,662,015
    Zeon Corp.                                                                65,000        745,894
                                                                                     --------------
TOTAL JAPAN                                                                           2,382,550,873
                                                                                     --------------
NETHERLANDS -- (2.9%)
    Aegon NV                                                               2,475,925     13,457,870
    Akzo Nobel NV                                                             32,651      2,215,870
*   ArcelorMittal(B03XPL1)                                                 3,861,973     30,113,892
*   ArcelorMittal(B295F26)                                                 1,085,424      8,455,453
    Boskalis Westminster                                                     134,823      4,988,168
    Coca-Cola European Partners P.L.C.                                        31,954      1,103,424
    Gemalto NV                                                                22,216      1,289,281

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- ------------
NETHERLANDS -- (Continued)
    ING Groep NV                                                            6,261,830 $ 89,957,126
    ING Groep NV Sponsored ADR                                              1,202,410   17,290,656
    Koninklijke Ahold Delhaize NV                                           2,216,999   47,230,368
    Koninklijke Ahold Delhaize NV Sponsored ADR                               211,969    4,507,521
#   Koninklijke DSM NV                                                        658,446   41,976,166
    Koninklijke KPN NV                                                         11,313       32,592
    Koninklijke Philips NV(500472303)                                         237,488    6,977,398
    Koninklijke Philips NV(5986622)                                         1,045,983   30,691,747
    NN Group NV                                                               713,008   25,251,773
                                                                                      ------------
TOTAL NETHERLANDS                                                                      325,539,305
                                                                                      ------------
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd.                                    1,223,055    6,134,721
    Fletcher Building, Ltd.                                                 1,284,940    9,899,706
    Fonterra Co-operative Group, Ltd.                                         119,064      540,746
                                                                                      ------------
TOTAL NEW ZEALAND                                                                       16,575,173
                                                                                      ------------
NORWAY -- (0.7%)
    DNB ASA                                                                 1,669,831   27,856,979
    Norsk Hydro ASA                                                         2,633,249   15,020,916
    Norsk Hydro ASA Sponsored ADR                                              59,900      337,836
*   Seadrill, Ltd.                                                            258,772      483,904
    Statoil ASA                                                               932,224   17,383,361
    Statoil ASA Sponsored ADR                                                 305,200    5,698,084
*   Storebrand ASA                                                            694,704    4,236,074
*   Subsea 7 SA                                                               330,380    4,495,676
    Yara International ASA                                                    176,946    7,461,032
                                                                                      ------------
TOTAL NORWAY                                                                            82,973,862
                                                                                      ------------
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA                                                 2,631,973           --
    EDP Renovaveis SA                                                         541,158    3,476,603
                                                                                      ------------
TOTAL PORTUGAL                                                                           3,476,603
                                                                                      ------------
SINGAPORE -- (0.9%)
    CapitaLand, Ltd.                                                        3,934,100    9,181,182
    City Developments, Ltd.                                                 1,315,900    8,637,548
    DBS Group Holdings, Ltd.                                                1,809,512   24,464,534
    Frasers Centrepoint, Ltd.                                                 453,300      506,953
    Golden Agri-Resources, Ltd.                                            12,719,900    3,826,061
    Hutchison Port Holdings Trust                                          16,251,500    6,912,169
    Keppel Corp., Ltd.                                                      4,879,400   21,411,213
    Olam International, Ltd.                                                  410,300      578,138
    SembCorp Industries, Ltd.                                               1,715,100    3,830,307
    Singapore Airlines, Ltd.                                                2,418,300   17,032,162
    United Industrial Corp., Ltd.                                           1,917,070    3,850,465
    UOL Group, Ltd.                                                           974,274    4,412,560
    Wilmar International, Ltd.                                                561,900    1,546,354
                                                                                      ------------
TOTAL SINGAPORE                                                                        106,189,646
                                                                                      ------------
SPAIN -- (2.8%)
    Acciona SA                                                                  6,116      474,470

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- ------------
SPAIN -- (Continued)
    Banco de Sabadell SA                                                   12,572,327 $ 18,980,657
#   Banco Popular Espanol SA                                                3,182,696    3,295,628
#   Banco Santander SA                                                     38,858,119  217,095,009
    Banco Santander SA Sponsored ADR                                          784,463    4,361,614
    CaixaBank SA                                                            4,124,925   15,119,871
    Iberdrola SA(B288C92)                                                   2,340,052   14,780,081
*   Iberdrola SA(BYXLF46)                                                      59,989      377,796
    Mapfre SA                                                               1,066,920    3,234,955
    Repsol SA                                                               2,390,611   35,432,885
                                                                                      ------------
TOTAL SPAIN                                                                            313,152,966
                                                                                      ------------
SWEDEN -- (2.3%)
    Boliden AB                                                              1,273,315   37,145,629
    Holmen AB Class A                                                           2,781      102,893
    Holmen AB Class B                                                          85,183    3,116,713
    ICA Gruppen AB                                                              8,133      265,776
    Millicom International Cellular SA                                         70,355    3,484,139
    Nordea Bank AB                                                          5,514,131   66,568,086
    Skandinaviska Enskilda Banken AB Class A                                2,148,822   24,137,311
    Skandinaviska Enskilda Banken AB Class C                                   25,796      296,658
*   SSAB AB Class A                                                           323,692    1,330,515
*   SSAB AB Class B                                                           795,309    2,680,840
    Svenska Cellulosa AB SCA Class A                                           62,923    1,986,904
    Svenska Cellulosa AB SCA Class B                                          988,825   29,755,309
    Svenska Handelsbanken AB Class A                                          555,585    8,294,166
    Svenska Handelsbanken AB Class B                                            3,434       51,307
    Swedbank AB Class A                                                        27,877      704,871
    Tele2 AB Class B                                                          872,178    7,689,690
    Telefonaktiebolaget LM Ericsson Class A                                    28,098      168,546
    Telefonaktiebolaget LM Ericsson Class B                                 4,879,427   28,878,060
    Telefonaktiebolaget LM Ericsson Sponsored ADR                             834,580    4,915,676
    Telia Co AB                                                             6,695,621   27,160,364
    Trelleborg AB Class B                                                     325,130    6,745,018
                                                                                      ------------
TOTAL SWEDEN                                                                           255,478,471
                                                                                      ------------
SWITZERLAND -- (7.3%)
*   ABB, Ltd.                                                               3,077,842   73,347,542
    Adecco Group AG                                                           640,328   45,818,542
    Baloise Holding AG                                                        207,040   26,659,070
    Banque Cantonale Vaudoise                                                     468      319,695
#   Cie Financiere Richemont SA                                             1,288,956  100,383,509
*   Clariant AG                                                             1,150,414   21,560,187
*   Credit Suisse Group AG                                                    859,528   13,120,800
*   Credit Suisse Group AG Sponsored ADR                                    1,052,790   16,002,408
*   Dufry AG                                                                  102,171   14,585,567
    Flughafen Zuerich AG                                                       10,906    2,144,771
    Helvetia Holding AG                                                         1,645      930,861
*   Julius Baer Group, Ltd.                                                   100,967    4,746,533
*   LafargeHolcim, Ltd.(7110753)                                              752,842   40,535,883
*   LafargeHolcim, Ltd.(BZ3DNX4)                                              375,078   20,039,271
    Novartis AG                                                             1,332,371   98,365,676
    Novartis AG Sponsored ADR                                                   6,178      456,678

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                             Shares       Value++
                                                                           ---------- ---------------
SWITZERLAND -- (Continued)
    Swatch Group AG (The)(7184736)                                            172,781 $    12,072,209
#   Swatch Group AG (The)(7184725)                                            139,269      49,357,646
*   Swiss Life Holding AG                                                      93,092      28,261,552
    Swiss Re AG                                                             1,037,390      96,942,666
#*  UBS Group AG(BRJL176)                                                   3,448,485      56,042,462
*   UBS Group AG(H42097107)                                                   500,015       8,055,242
*   Zurich Insurance Group AG                                                 326,468      94,014,166
                                                                                      ---------------
TOTAL SWITZERLAND                                                                         823,762,936
                                                                                      ---------------
UNITED KINGDOM -- (16.8%)
*   Anglo American P.L.C.                                                   3,284,169      56,613,450
    Antofagasta P.L.C.                                                        205,201       2,168,088
    Aviva P.L.C.                                                            1,004,454       6,047,694
    Barclays P.L.C.                                                           164,749         457,231
    Barclays P.L.C. Sponsored ADR                                           4,766,662      52,766,948
    Barratt Developments P.L.C.                                             1,616,630       9,749,167
    BHP Billiton P.L.C.                                                       767,576      13,998,893
    BHP Billiton P.L.C. ADR                                                   268,993       9,842,454
    BP P.L.C. Sponsored ADR                                                10,222,105     367,791,338
    Carnival P.L.C.                                                           155,893       8,340,088
*   Glencore P.L.C.                                                        33,377,354     138,238,390
    HSBC Holdings P.L.C.                                                   21,477,669     183,224,189
    HSBC Holdings P.L.C. Sponsored ADR                                      3,019,816     128,644,161
    J Sainsbury P.L.C.                                                      7,029,804      22,871,923
    Kingfisher P.L.C.                                                       7,403,317      31,410,729
    Lloyds Banking Group P.L.C.                                            65,407,793      53,647,501
    Lloyds Banking Group P.L.C. ADR                                         1,412,156       4,688,358
    Old Mutual P.L.C.                                                          50,536         132,704
    Pearson P.L.C.                                                            813,680       6,343,469
    Pearson P.L.C. Sponsored ADR                                            1,237,005       9,574,419
*   Royal Bank of Scotland Group P.L.C.                                     2,796,353       7,833,874
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR                         409,166       2,299,513
    Royal Dutch Shell P.L.C. Class A                                        2,248,597      60,985,663
    Royal Dutch Shell P.L.C. Class B                                          398,623      11,258,869
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A                         3,237,637     176,095,056
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B                         3,794,361     218,061,927
    Royal Mail P.L.C.                                                         769,489       3,996,229
*   Standard Chartered P.L.C.                                               3,984,128      39,013,959
    Vodafone Group P.L.C.                                                  58,351,986     142,934,922
    Vodafone Group P.L.C. Sponsored ADR                                     4,011,201      99,878,912
    WM Morrison Supermarkets P.L.C.                                         6,735,041      20,079,095
                                                                                      ---------------
TOTAL UNITED KINGDOM                                                                    1,888,989,213
                                                                                      ---------------
TOTAL COMMON STOCKS                                                                    10,441,525,446
                                                                                      ---------------
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
    Bayerische Motoren Werke AG                                                51,209       3,847,058
    Porsche Automobil Holding SE                                              267,840      16,111,434

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                              Shares       Value++
                                                                            ---------- ---------------
GERMANY -- (Continued)
     Volkswagen AG                                                             535,010 $    83,545,030
                                                                                       ---------------
TOTAL GERMANY                                                                              103,503,522
                                                                                       ---------------
TOTAL PREFERRED STOCKS                                                                     103,503,522
                                                                                       ---------------
TOTAL INVESTMENT SECURITIES                                                             10,545,028,968
                                                                                       ---------------

                                                                                           Value+
                                                                                       ---------------
SECURITIES LENDING COLLATERAL -- (6.4%)
(S)@ DFA Short Term Investment Fund                                         62,620,174     724,640,657
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,505,613,163)^^                                                             $11,269,669,625
                                                                                       ===============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
   Australia                   $   74,087,199 $  632,493,581   --    $   706,580,780
   Austria                                 --      8,468,655   --          8,468,655
   Belgium                                 --    110,454,432   --        110,454,432
   Canada                         870,565,591             --   --        870,565,591
   Denmark                                 --    182,470,283   --        182,470,283
   Finland                          2,608,197     74,516,852   --         77,125,049
   France                             286,007  1,021,515,090   --      1,021,801,097
   Germany                         68,988,880    722,810,077   --        791,798,957
   Hong Kong                               --    275,267,792   --        275,267,792
   Ireland                          8,781,646     21,975,369   --         30,757,015
   Israel                                  --     40,766,258   --         40,766,258
   Italy                           27,547,691     99,232,798   --        126,780,489
   Japan                           38,357,384  2,344,193,489   --      2,382,550,873
   Netherlands                     38,520,309    287,018,996   --        325,539,305
   New Zealand                             --     16,575,173   --         16,575,173
   Norway                           6,519,824     76,454,038   --         82,973,862
   Portugal                                --      3,476,603   --          3,476,603
   Singapore                               --    106,189,646   --        106,189,646
   Spain                            4,739,410    308,413,556   --        313,152,966
   Sweden                           4,915,676    250,562,795   --        255,478,471
   Switzerland                     24,514,328    799,248,608   --        823,762,936
   United Kingdom               1,069,643,086    819,346,127   --      1,888,989,213
Preferred Stocks
   Germany                                 --    103,503,522   --        103,503,522
Securities Lending Collateral              --    724,640,657   --        724,640,657
Futures Contracts**                 1,101,341             --   --          1,101,341
                               -------------- --------------   --    ---------------
TOTAL                          $2,241,176,569 $9,029,594,397   --    $11,270,770,966
                               ============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                            Shares     Value++
                                                                           --------- ------------
COMMON STOCKS -- (94.2%)
BRAZIL -- (5.3%)
    Ambev SA                                                                 855,320 $  4,669,776
    Ambev SA ADR                                                           5,984,451   32,256,191
    Banco Bradesco SA                                                        932,732    9,513,781
    Banco do Brasil SA                                                     1,076,318   10,624,935
    Banco Santander Brasil SA                                                479,757    4,766,624
    BB Seguridade Participacoes SA                                         1,072,125    9,493,051
    BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros                1,804,083   10,585,349
    Braskem SA Sponsored ADR                                                 165,709    3,428,516
    BRF SA                                                                   577,166    8,145,934
    BRF SA ADR                                                               539,479    7,622,838
    BTG Pactual Group                                                         33,841      178,022
    CCR SA                                                                 1,910,468    9,408,142
*   Centrais Eletricas Brasileiras SA                                        368,500    2,435,434
*   Centrais Eletricas Brasileiras SA ADR                                     85,023      659,778
*   Centrais Eletricas Brasileiras SA Sponsored ADR                          100,200      658,314
    CETIP SA - Mercados Organizados                                          492,000    7,347,122
    Cia de Saneamento Basico do Estado de Sao Paulo                          424,900    4,227,058
    Cia de Saneamento Basico do Estado de Sao Paulo ADR                      178,668    1,779,533
*   Cia Siderurgica Nacional SA Sponsored ADR                                241,268      878,216
    Cielo SA                                                               1,506,864   12,663,433
*   Cosan Logistica SA                                                       164,136      306,935
    Cosan SA Industria e Comercio                                            209,443    2,676,464
    CPFL Energia SA                                                          220,971    1,775,548
    CPFL Energia SA ADR                                                       67,189    1,079,048
    Embraer SA ADR                                                           287,837    6,579,954
    Engie Brasil Energia SA                                                  250,101    2,841,366
    Fibria Celulose SA Sponsored ADR                                         488,398    4,503,030
    Gerdau SA                                                                195,832      536,541
    Gerdau SA Sponsored ADR                                                  577,984    2,213,679
    Hypermarcas SA                                                           561,762    4,983,236
    Itau Unibanco Holding SA                                                 427,826    4,365,288
    JBS SA                                                                 2,413,848    9,118,642
    Klabin SA                                                                996,400    5,136,142
    Kroton Educacional SA                                                  2,220,459    9,520,329
    Lojas Americanas SA                                                      297,764    1,242,911
    Lojas Renner SA                                                        1,404,820   10,646,944
    M Dias Branco SA                                                          40,100    1,576,994
*   Petroleo Brasileiro SA                                                 2,305,200   11,847,093
*   Petroleo Brasileiro SA Sponsored ADR                                     986,404   10,120,505
    Raia Drogasil SA                                                         381,000    7,918,103
    Tim Participacoes SA                                                   1,162,813    3,302,220
    Tim Participacoes SA ADR                                                  63,679      899,784
    Ultrapar Participacoes SA                                                394,184    8,271,938
    Ultrapar Participacoes SA Sponsored ADR                                  254,308    5,325,209
    Vale SA                                                                  398,300    4,068,489
    Vale SA Sponsored ADR                                                  1,209,916   12,316,945
    WEG SA                                                                   808,815    4,083,507
                                                                                     ------------
TOTAL BRAZIL                                                                          278,598,891
                                                                                     ------------
CHILE -- (1.3%)
    AES Gener SA                                                           2,528,093      881,325

THE EMERGING MARKETS SERIES
CONTINUED



                                                                             Shares      Value++
                                                                           ----------- -----------
CHILE -- (Continued)
    Aguas Andinas SA Class A                                                 4,491,454 $ 2,439,425
    Banco de Chile                                                           1,408,402     167,884
    Banco de Chile ADR                                                          53,799   3,836,403
    Banco de Credito e Inversiones                                              74,477   3,830,321
    Banco Santander Chile ADR                                                  258,123   5,572,876
    Cencosud SA                                                              2,057,923   5,998,297
    Cencosud SA ADR                                                              1,648      14,189
    Cia Cervecerias Unidas SA                                                  109,017   1,234,809
    Cia Cervecerias Unidas SA Sponsored ADR                                     66,158   1,494,509
    Colbun SA                                                               11,492,940   2,189,603
    Embotelladora Andina SA Class A ADR                                         21,736     432,981
    Embotelladora Andina SA Class B ADR                                         21,587     464,121
    Empresas CMPC SA                                                         2,386,070   5,136,074
    Empresas COPEC SA                                                          441,781   4,519,997
    Enel Americas SA Sponsored ADR                                             853,477   7,706,898
    Enel Chile SA                                                              610,581   2,943,000
    Enel Generacion Chile SA Sponsored ADR                                     148,697   2,881,748
    Inversiones Aguas Metropolitanas SA                                        122,035     175,768
    Itau CorpBanca(45033E105)                                                   30,902     378,550
    Itau CorpBanca(BYT25P4)                                                305,068,641   2,500,140
*   Latam Airlines Group SA                                                      8,686      80,242
    Latam Airlines Group SA Sponsored ADR                                      634,556   5,818,879
    SACI Falabella                                                             724,788   5,875,235
    Sociedad Quimica y Minera de Chile SA Sponsored ADR                        153,936   4,975,212
                                                                                       -----------
TOTAL CHILE                                                                             71,548,486
                                                                                       -----------
CHINA -- (16.6%)
*   58.com, Inc. ADR                                                            46,274   1,350,275
#   AAC Technologies Holdings, Inc.                                            634,000   6,510,985
    Agricultural Bank of China, Ltd. Class H                                18,363,000   7,670,619
    Air China, Ltd. Class H                                                  2,890,000   2,067,878
*   Alibaba Group Holding, Ltd. Sponsored ADR                                  556,642  56,393,401
*   Alibaba Health Information Technology, Ltd.                                914,000     423,659
#*  Alibaba Pictures Group, Ltd.                                             8,470,000   1,422,987
*   Aluminum Corp. of China, Ltd. ADR                                          107,180   1,381,550
#*  Aluminum Corp. of China, Ltd. Class H                                      650,000     335,731
*   Angang Steel Co., Ltd. Class H                                           1,338,000   1,024,357
#   Anhui Conch Cement Co., Ltd. Class H                                       985,500   3,171,304
#   Anta Sports Products, Ltd.                                                 995,000   3,166,939
    AviChina Industry & Technology Co., Ltd. Class H                         2,765,000   2,029,693
    BAIC Motor Corp., Ltd. Class H                                             740,500     709,695
*   Baidu, Inc. Sponsored ADR                                                  120,156  21,035,711
    Bank of China, Ltd. Class H                                             63,274,181  28,657,914
    Bank of Communications Co., Ltd. Class H                                 6,226,515   4,579,867
    BBMG Corp. Class H                                                       2,535,500     973,023
    Beijing Capital International Airport Co., Ltd. Class H                  1,450,000   1,402,762
    Beijing Enterprises Holdings, Ltd.                                         468,472   2,335,263
#*  Beijing Enterprises Water Group, Ltd.                                    3,160,000   2,191,715
    Belle International Holdings, Ltd.                                       8,013,000   4,884,282
#   Brilliance China Automotive Holdings, Ltd.                               2,194,000   3,090,775
#   Byd Co., Ltd. Class H                                                      512,886   2,837,219
    CGN Power Co., Ltd. Class H                                              6,045,000   1,704,580
    China Cinda Asset Management Co., Ltd. Class H                          11,189,000   3,876,266

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- -----------
CHINA -- (Continued)
    China CITIC Bank Corp., Ltd. Class H                                    7,411,928 $ 4,874,882
#*  China Coal Energy Co., Ltd. Class H                                     3,038,777   1,584,659
    China Communications Construction Co., Ltd. Class H                     3,529,000   4,247,463
    China Communications Services Corp., Ltd. Class H                       2,194,000   1,491,418
    China Construction Bank Corp. Class H                                  69,895,590  51,819,776
    China Eastern Airlines Corp., Ltd.                                          2,200      55,396
#   China Eastern Airlines Corp., Ltd. Class H                              1,734,000     874,461
    China Everbright Bank Co., Ltd. Class H                                 4,987,000   2,400,450
#   China Everbright International, Ltd.                                    2,508,000   3,041,715
    China Everbright, Ltd.                                                    758,000   1,447,196
#   China Evergrande Group                                                 10,542,000   7,343,237
    China Galaxy Securities Co., Ltd. Class H                               3,747,000   3,478,441
#   China Gas Holdings, Ltd.                                                1,520,000   2,200,431
#   China Hongqiao Group, Ltd.                                              2,662,000   2,734,893
*   China Huarong Asset Management Co., Ltd. Class H                        1,254,000     475,359
#   China Huishan Dairy Holdings Co., Ltd.                                  2,888,000   1,078,356
#   China International Marine Containers Group Co., Ltd. Class H             487,400     728,930
    China Life Insurance Co., Ltd. ADR                                        849,036  11,674,245
    China Life Insurance Co., Ltd. Class H                                    111,000     305,759
    China Longyuan Power Group Corp., Ltd. Class H                          3,255,000   2,658,745
#   China Medical System Holdings, Ltd.                                       530,000     863,653
    China Mengniu Dairy Co., Ltd.                                           1,984,000   3,703,424
    China Merchants Bank Co., Ltd. Class H                                  3,120,554   7,815,002
    China Merchants Port Holdings Co., Ltd.                                 1,560,099   4,170,672
    China Minsheng Banking Corp., Ltd. Class H                              4,658,500   5,126,777
    China Mobile, Ltd.                                                        172,500   1,941,077
    China Mobile, Ltd. Sponsored ADR                                          918,178  52,336,146
    China Molybdenum Co., Ltd. Class H                                      1,638,966     476,370
    China Oilfield Services, Ltd. Class H                                   1,632,000   1,740,899
    China Overseas Land & Investment, Ltd.                                  3,406,000  10,001,554
#   China Overseas Property Holdings, Ltd.                                  1,459,999     256,197
    China Pacific Insurance Group Co., Ltd. Class H                         1,547,400   5,496,376
    China Petroleum & Chemical Corp. ADR                                      132,615  10,614,481
    China Petroleum & Chemical Corp. Class H                               11,600,800   9,163,777
#   China Railway Construction Corp., Ltd. Class H                          2,743,500   3,806,615
    China Railway Group, Ltd. Class H                                       3,186,000   2,788,744
*   China Resources Beer Holdings Co., Ltd.                                 1,483,611   3,013,382
#   China Resources Gas Group, Ltd.                                           894,000   2,825,372
    China Resources Land, Ltd.                                              3,234,666   8,001,117
    China Resources Power Holdings Co., Ltd.                                1,954,517   3,356,856
    China Shenhua Energy Co., Ltd. Class H                                  1,817,000   3,839,881
    China Southern Airlines Co., Ltd. Class H                               2,638,000   1,510,884
    China Southern Airlines Co., Ltd. Sponsored ADR                            14,306     414,302
    China State Construction International Holdings, Ltd.                   1,668,000   2,710,422
*   China Taiping Insurance Holdings Co., Ltd.                              1,654,506   3,624,548
    China Telecom Corp., Ltd. ADR                                              56,720   2,725,396
    China Telecom Corp., Ltd. Class H                                       4,088,000   1,930,101
    China Unicom Hong Kong, Ltd.                                            8,168,000   9,640,864
    China Unicom Hong Kong, Ltd. ADR                                          589,865   7,060,684
    China Vanke Co., Ltd. Class H                                           1,896,700   4,811,473
    Chongqing Rural Commercial Bank Co., Ltd. Class H                       4,350,000   2,648,850
    CITIC Securities Co., Ltd. Class H                                      2,666,500   5,426,149
    CITIC, Ltd.                                                             5,705,000   8,457,650

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- -----------
CHINA -- (Continued)
    CNOOC, Ltd.                                                             5,051,000 $ 6,307,456
    CNOOC, Ltd. Sponsored ADR                                                 127,716  16,070,504
#*  COSCO SHIPPING Development Co., Ltd. Class H                            2,657,000     563,664
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H                  1,056,000     583,663
#*  COSCO SHIPPING Holdings Co., Ltd. Class H                               1,197,000     447,012
    COSCO SHIPPING Ports, Ltd.                                              1,819,160   1,807,753
#   Country Garden Holdings Co., Ltd.                                       9,884,686   5,668,009
    CRRC Corp., Ltd. Class H                                                3,040,000   2,958,297
    CSPC Pharmaceutical Group, Ltd.                                         3,616,000   4,069,657
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H              190,000     361,940
*   Ctrip.com International, Ltd. ADR                                         225,680   9,751,633
#   Dalian Port PDA Co., Ltd. Class H                                       1,495,000     258,710
#   Datang International Power Generation Co., Ltd. Class H                 3,068,000     795,521
    Dongfeng Motor Group Co., Ltd. Class H                                  3,274,000   3,470,889
    ENN Energy Holdings, Ltd.                                                 786,000   3,874,943
    Fosun International, Ltd.                                               2,542,222   3,858,416
    Fullshare Holdings, Ltd.                                                2,165,000     912,151
    Fuyao Glass Industry Group Co., Ltd. Class H                              341,200   1,008,489
#   Geely Automobile Holdings, Ltd.                                         4,750,000   5,614,133
    GF Securities Co., Ltd. Class H                                           755,600   1,615,409
    Great Wall Motor Co., Ltd. Class H                                      3,142,000   3,148,227
    Guangdong Investment, Ltd.                                              2,736,000   3,395,112
    Guangshen Railway Co., Ltd. Class H                                       172,000     110,908
    Guangshen Railway Co., Ltd. Sponsored ADR                                  27,717     891,102
    Guangzhou Automobile Group Co., Ltd. Class H                              974,259   1,328,706
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H             98,000     239,645
#   Guangzhou R&F Properties Co., Ltd. Class H                              2,458,800   3,153,638
    Haier Electronics Group Co., Ltd.                                       1,403,000   2,467,883
    Haitong Securities Co., Ltd. Class H                                    2,196,800   3,941,362
*   Hanergy Thin Film Power Group, Ltd.                                     5,416,000      26,576
    Hengan International Group Co., Ltd.                                      677,000   5,542,764
    Huadian Power International Corp., Ltd. Class H                         1,738,000     738,703
#   Huaneng Power International, Inc. Class H                               1,598,000   1,036,622
    Huaneng Power International, Inc. Sponsored ADR                            34,452     901,609
    Huatai Securities Co., Ltd. Class H                                       933,000   1,799,351
#   Huishang Bank Corp., Ltd. Class H                                       1,038,000     523,827
    Industrial & Commercial Bank of China, Ltd. Class H                    71,229,185  43,548,427
*   JD.com, Inc. ADR                                                          236,604   6,719,554
    Jiangsu Expressway Co., Ltd. Class H                                    1,356,000   1,698,264
    Jiangxi Copper Co., Ltd. Class H                                        1,501,000   2,592,130
    Kunlun Energy Co., Ltd.                                                 6,128,000   4,866,856
    Lee & Man Paper Manufacturing, Ltd.                                       543,000     488,089
    Lenovo Group, Ltd.                                                      9,299,278   6,091,191
    Longfor Properties Co., Ltd.                                            2,266,500   3,263,034
    Metallurgical Corp. of China, Ltd. Class H                              2,232,000     809,282
    Minth Group, Ltd.                                                         464,000   1,500,578
    NetEase, Inc. ADR                                                          71,278  18,097,484
    New China Life Insurance Co., Ltd. Class H                                540,400   2,607,402
*   New Oriental Education & Technology Group, Inc. Sponsored ADR              75,786   3,603,624
    Nine Dragons Paper Holdings, Ltd.                                       1,012,000   1,164,746
    People's Insurance Co. Group of China, Ltd. (The) Class H               9,393,000   3,658,790
    PetroChina Co., Ltd. ADR                                                  125,562   9,980,923
    PetroChina Co., Ltd. Class H                                            2,090,000   1,660,360

THE EMERGING MARKETS SERIES
CONTINUED


                                                                            Shares     Value++
                                                                           --------- ------------
CHINA -- (Continued)
    PICC Property & Casualty Co., Ltd. Class H                             5,836,132 $  8,822,177
    Ping An Insurance Group Co. of China, Ltd. Class H                     4,622,500   23,712,387
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                                  64,400       20,366
#*  Semiconductor Manufacturing International Corp.                        2,996,600    4,109,101
*   Semiconductor Manufacturing International Corp. ADR                       15,278      105,113
#*  Shanghai Electric Group Co., Ltd. Class H                              1,866,000      849,224
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H                    292,500      970,390
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H                       618,200    1,574,408
#   Shengjing Bank Co., Ltd. Class H                                         244,500      244,186
    Shenzhou International Group Holdings, Ltd.                              467,000    2,880,641
    Shimao Property Holdings, Ltd.                                         3,034,871    4,065,726
    Sino Biopharmaceutical, Ltd.                                           4,129,000    3,240,759
    Sino-Ocean Group Holdings, Ltd.                                        2,021,243      870,493
    Sinopec Engineering Group Co., Ltd. Class H                            1,341,000    1,089,040
#*  Sinopec Oilfield Service Corp. Class H                                 1,818,000      360,888
    Sinopec Shanghai Petrochemical Co., Ltd. Class H                       2,329,000    1,442,146
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR                     7,418      461,665
    Sinopharm Group Co., Ltd. Class H                                      1,224,000    5,593,573
#   Sun Art Retail Group, Ltd.                                             3,039,500    3,059,686
    Sunny Optical Technology Group Co., Ltd.                                 469,000    2,748,109
*   TAL Education Group ADR                                                   14,938    1,209,829
    Tencent Holdings, Ltd.                                                 4,351,400  113,768,919
#   Tingyi Cayman Islands Holding Corp.                                    2,860,000    3,251,033
#   Travelsky Technology, Ltd. Class H                                       598,000    1,343,233
#   Tsingtao Brewery Co., Ltd. Class H                                       256,000    1,022,209
*   Vipshop Holdings, Ltd. ADR                                               278,274    3,150,062
#   Want Want China Holdings, Ltd.                                         5,568,000    3,972,516
#   Weichai Power Co., Ltd. Class H                                        1,708,400    3,027,298
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H                 346,600      578,551
#   Yanzhou Coal Mining Co., Ltd. Class H                                    718,000      562,448
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                              106,215      816,793
    Zhejiang Expressway Co., Ltd. Class H                                  1,570,000    1,576,967
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                            447,000    2,546,796
    Zijin Mining Group Co., Ltd. Class H                                   3,699,000    1,265,659
    Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H       1,589,400      804,023
#   ZTE Corp. Class H                                                        601,485      935,179
                                                                                     ------------
TOTAL CHINA                                                                           879,690,568
                                                                                     ------------
COLOMBIA -- (0.5%)
    Banco de Bogota SA                                                        35,006      716,457
    Bancolombia SA                                                           331,749    2,890,149
    Bancolombia SA Sponsored ADR                                             140,271    5,310,660
    Cementos Argos SA                                                        440,578    1,756,437
    Corp. Financiera Colombiana SA                                            59,499      701,035
*   Ecopetrol SA                                                           2,862,362    1,345,670
*   Ecopetrol SA Sponsored ADR                                               220,479    2,072,503
    Empresa de Energia de Bogota SA ESP                                    1,425,504      877,308
    Grupo Argos SA                                                            52,034      344,432
    Grupo Aval Acciones y Valores SA                                         112,983      940,019
    Grupo de Inversiones Suramericana SA                                     253,198    3,376,262
    Grupo Nutresa SA                                                         210,697    1,733,266

THE EMERGING MARKETS SERIES
CONTINUED


                                                                            Shares     Value++
                                                                           --------- -----------
COLOMBIA -- (Continued)
    Interconexion Electrica SA ESP                                           609,290 $ 2,199,881
                                                                                     -----------
TOTAL COLOMBIA                                                                        24,264,079
                                                                                     -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                                 323,343   5,538,264
    Komercni banka A.S.                                                       66,980   2,368,586
    O2 Czech Republic A.S.                                                    46,620     481,814
    Pegas Nonwovens SA                                                         5,839     191,485
    Philip Morris CR A.S.                                                        712     376,187
    Unipetrol A.S.                                                            49,918     383,456
                                                                                     -----------
TOTAL CZECH REPUBLIC                                                                   9,339,792
                                                                                     -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR(201712205)                142,858     567,861
    Commercial International Bank Egypt S.A.E. GDR(566828901)              1,400,823   5,578,126
*   Egyptian Financial Group-Hermes Holding Co. GDR                              774       1,917
*   Global Telecom Holding S.A.E. GDR(37953P202)                              12,341      22,337
*   Global Telecom Holding S.A.E. GDR(BF8HVZ900)                             640,757   1,165,083
                                                                                     -----------
TOTAL EGYPT                                                                            7,335,324
                                                                                     -----------
GREECE -- (0.2%)
*   Alpha Bank AE                                                            105,217     186,714
    Athens Water Supply & Sewage Co. SA (The)                                 23,541     135,981
*   Eurobank Ergasias SA                                                         331         201
*   FF Group                                                                  34,149     653,185
*   Hellenic Petroleum SA                                                    112,224     524,021
    Hellenic Telecommunications Organization SA                              340,319   3,086,581
    JUMBO SA                                                                 168,373   2,364,254
    Motor Oil Hellas Corinth Refineries SA                                    96,253   1,380,488
*   National Bank of Greece SA                                               128,189      30,675
    OPAP SA                                                                  278,698   2,467,904
*   Piraeus Bank SA                                                           20,676       3,949
    Titan Cement Co. SA                                                       61,385   1,378,366
                                                                                     -----------
TOTAL GREECE                                                                          12,212,319
                                                                                     -----------
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                                           102,134   7,197,469
    OTP Bank P.L.C.                                                          312,182   9,599,740
    Richter Gedeon Nyrt                                                      211,877   4,563,262
                                                                                     -----------
TOTAL HUNGARY                                                                         21,360,471
                                                                                     -----------
INDIA -- (11.3%)
    ABB India, Ltd.                                                           33,317     537,533
    ACC, Ltd.                                                                 64,891   1,353,618
    Adani Ports & Special Economic Zone, Ltd.                                807,107   3,504,194
*   Aditya Birla Fashion and Retail, Ltd.                                    605,239   1,339,471
    Aditya Birla Nuvo, Ltd.                                                   89,635   1,794,745
    Amara Raja Batteries, Ltd.                                                19,010     251,583
    Ambuja Cements, Ltd.                                                     996,614   3,351,284
    Apollo Hospitals Enterprise, Ltd.                                        127,802   2,320,158
    Ashok Leyland, Ltd.                                                    1,810,886   2,431,983
    Asian Paints, Ltd.                                                       474,671   6,787,774

THE EMERGING MARKETS SERIES
CONTINUED


                                                                            Shares     Value++
                                                                           --------- -----------
INDIA -- (Continued)
    Aurobindo Pharma, Ltd.                                                   625,132 $ 6,283,917
    Axis Bank, Ltd.                                                        2,033,467  13,988,394
    Bajaj Auto, Ltd.                                                         155,378   6,513,815
    Bajaj Finance, Ltd.                                                      382,190   5,832,177
    Bajaj Finserv, Ltd.                                                       70,539   3,366,345
    Bajaj Holdings & Investment, Ltd.                                         54,452   1,605,896
*   Bank of Baroda                                                           910,704   2,226,618
    Berger Paints India, Ltd.                                                331,080   1,029,054
    Bharat Electronics, Ltd.                                                  48,814   1,108,491
    Bharat Forge, Ltd.                                                       242,918   3,341,292
    Bharat Heavy Electricals, Ltd.                                         1,315,511   2,650,426
    Bharat Petroleum Corp., Ltd.                                             486,244   4,894,332
    Bharti Airtel, Ltd.                                                    1,665,743   8,565,010
    Bharti Infratel, Ltd.                                                    213,865     924,845
    Blue Dart Express, Ltd.                                                    5,251     336,798
    Bosch, Ltd.                                                                8,153   2,662,694
    Britannia Industries, Ltd.                                                26,712   1,234,273
    Cadila Healthcare, Ltd.                                                  362,605   1,882,555
    Cairn India, Ltd.                                                        655,103   2,686,482
    Castrol India, Ltd.                                                       38,740     232,077
    Cipla, Ltd.                                                              561,301   4,753,435
    Coal India, Ltd.                                                         547,750   2,499,327
    Colgate-Palmolive India, Ltd.                                            142,544   1,871,925
    Container Corp. Of India, Ltd.                                            55,130     971,530
    CRISIL, Ltd.                                                               7,945     241,454
    Cummins India, Ltd.                                                       94,559   1,169,096
    Dabur India, Ltd.                                                        743,476   3,024,674
    Divi's Laboratories, Ltd.                                                186,164   1,923,636
    DLF, Ltd.                                                                371,230     744,098
    Dr Reddy's Laboratories, Ltd.                                             71,015   3,175,907
    Dr Reddy's Laboratories, Ltd. ADR                                        148,465   6,710,618
    Eicher Motors, Ltd.                                                       20,610   7,017,845
    Emami, Ltd.                                                               90,332   1,375,663
    GAIL India, Ltd.                                                         575,655   3,962,648
    GAIL India, Ltd. GDR                                                      28,791   1,190,427
    GlaxoSmithKline Consumer Healthcare, Ltd.                                 14,937   1,141,638
    GlaxoSmithKline Pharmaceuticals, Ltd.                                     13,217     529,007
    Glenmark Pharmaceuticals, Ltd.                                           316,017   4,163,436
    Godrej Consumer Products, Ltd.                                           168,863   3,919,935
    Grasim Industries, Ltd.                                                   31,500     422,553
    Havells India, Ltd.                                                      407,089   2,521,338
    HCL Technologies, Ltd.                                                 1,011,418  12,016,332
    HDFC Bank, Ltd.                                                        1,441,144  27,299,261
    Hero MotoCorp, Ltd.                                                      152,387   7,121,771
    Hindalco Industries, Ltd.                                              1,549,771   4,336,355
    Hindustan Petroleum Corp., Ltd.                                          346,890   2,675,553
    Hindustan Unilever, Ltd.                                               1,148,145  14,461,369
    Housing Development Finance Corp., Ltd.                                1,095,932  22,112,655
    ICICI Bank, Ltd.                                                       1,656,257   6,556,711
    ICICI Bank, Ltd. Sponsored ADR                                         1,043,395   8,086,311
    Idea Cellular, Ltd.                                                    2,689,000   4,370,342
    IDFC Bank, Ltd.                                                          601,656     532,785
    Indiabulls Housing Finance, Ltd.                                         567,836   6,283,515

THE EMERGING MARKETS SERIES
CONTINUED


                                                                            Shares     Value++
                                                                           --------- -----------
INDIA -- (Continued)
    Indian Oil Corp., Ltd.                                                 1,284,042 $ 6,924,568
    IndusInd Bank, Ltd.                                                      390,301   7,192,968
    Infosys, Ltd.                                                          1,886,232  25,821,862
    Infosys, Ltd. Sponsored ADR                                              847,888  11,675,418
    ITC, Ltd.                                                              4,896,443  18,665,191
    JSW Steel, Ltd.                                                        3,656,090  10,694,525
    Kansai Nerolac Paints, Ltd.                                                4,919      24,976
    Kotak Mahindra Bank, Ltd.                                                541,230   6,192,024
    Larsen & Toubro, Ltd.                                                    363,180   7,722,648
    LIC Housing Finance, Ltd.                                                847,563   6,921,792
    Lupin, Ltd.                                                              355,461   7,734,962
    Mahindra & Mahindra, Ltd.                                                682,599  12,527,336
    Marico, Ltd.                                                             748,884   2,840,761
    Maruti Suzuki India, Ltd.                                                138,331  12,049,356
    Max Financial Services, Ltd.                                              22,519     189,059
*   MAX India, Ltd.                                                           65,990     136,782
    Motherson Sumi Systems, Ltd.                                             542,274   2,648,382
    MRF, Ltd.                                                                  2,969   2,250,890
    Nestle India, Ltd.                                                        37,106   3,206,371
    NHPC, Ltd.                                                             2,310,835     984,737
    NTPC, Ltd.                                                             1,434,092   3,648,398
    Oil & Natural Gas Corp., Ltd.                                          1,483,958   4,427,503
    Oil India, Ltd.                                                          295,703   1,434,195
    Oracle Financial Services Software, Ltd.                                  27,493   1,344,039
    Page Industries, Ltd.                                                      3,097     663,372
    Petronet LNG, Ltd.                                                       405,630   2,235,324
    Pidilite Industries, Ltd.                                                196,824   1,966,608
    Piramal Enterprises, Ltd.                                                114,581   2,848,093
    Power Finance Corp., Ltd.                                              1,604,279   3,072,196
    Power Grid Corp. of India, Ltd.                                        1,599,407   4,892,155
    Procter & Gamble Hygiene & Health Care, Ltd.                              10,286   1,059,063
*   Punjab National Bank                                                     308,644     619,174
    Rajesh Exports, Ltd.                                                     117,218     861,241
    Reliance Industries, Ltd.                                              1,625,226  25,063,075
    Rural Electrification Corp., Ltd.                                      1,513,852   3,181,324
    Shree Cement, Ltd.                                                        10,928   2,486,052
    Shriram Transport Finance Co., Ltd.                                      268,934   3,720,361
    Siemens, Ltd.                                                             65,181   1,096,531
    State Bank of India                                                    1,858,229   7,130,711
    Sun Pharmaceutical Industries, Ltd.                                    1,256,320  11,678,377
    Sun TV Network, Ltd.                                                     204,506   1,590,405
    Sundaram Finance, Ltd.                                                    13,385     271,979
    Tata Consultancy Services, Ltd.                                          720,066  23,701,494
    Tata Motors, Ltd.                                                      1,952,358  15,091,281
    Tata Motors, Ltd. Sponsored ADR                                           84,855   3,305,951
    Tata Power Co., Ltd.                                                   2,105,165   2,470,329
    Tata Steel, Ltd.                                                         683,642   4,680,012
    Tech Mahindra, Ltd.                                                      955,950   6,402,109
    Titan Co., Ltd.                                                          329,228   1,762,285
    Torrent Pharmaceuticals, Ltd.                                             94,358   1,815,508
    Ultratech Cement, Ltd.                                                    43,023   2,340,444
    United Breweries, Ltd.                                                    96,720   1,141,447
*   United Spirits, Ltd.                                                      58,173   1,872,644

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- ------------
INDIA -- (Continued)
    UPL, Ltd.                                                                 812,040 $  8,676,491
    Vedanta, Ltd.                                                           3,139,759   11,780,827
    Vedanta, Ltd. ADR                                                          42,052      622,370
    Wipro, Ltd.                                                               742,954    5,050,332
    Yes Bank, Ltd.                                                            271,196    5,591,744
    Zee Entertainment Enterprises, Ltd.                                       719,876    5,202,833
                                                                                      ------------
TOTAL INDIA                                                                            597,423,869
                                                                                      ------------
INDONESIA -- (2.9%)
    Adaro Energy Tbk PT                                                    37,523,800    4,769,234
    AKR Corporindo Tbk PT                                                   1,426,100      713,246
    Astra Agro Lestari Tbk PT                                               1,205,244    1,423,566
    Astra International Tbk PT                                             23,646,410   14,096,940
    Bank Central Asia Tbk PT                                               15,447,700   17,705,482
    Bank Danamon Indonesia Tbk PT                                           5,763,579    1,796,183
    Bank Mandiri Persero Tbk PT                                            11,912,417    9,729,829
    Bank Negara Indonesia Persero Tbk PT                                   14,471,622    6,183,162
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT                    3,168,500      546,110
    Bank Rakyat Indonesia Persero Tbk PT                                   15,742,100   13,823,034
*   Bayan Resources Tbk PT                                                     79,500       36,011
    Bumi Serpong Damai Tbk PT                                              15,448,500    2,119,020
    Charoen Pokphand Indonesia Tbk PT                                      10,504,800    2,441,394
    Ciputra Development Tbk PT                                              9,449,946      934,587
    Gudang Garam Tbk PT                                                       675,500    3,123,475
    Indocement Tunggal Prakarsa Tbk PT                                      2,000,200    2,251,498
    Indofood CBP Sukses Makmur Tbk PT                                       3,456,800    2,175,069
    Indofood Sukses Makmur Tbk PT                                          11,903,400    7,064,984
*   Indosat Tbk PT                                                          1,720,800      831,410
    Jasa Marga Persero Tbk PT                                               3,871,113    1,224,422
    Kalbe Farma Tbk PT                                                     32,614,300    3,544,824
    Matahari Department Store Tbk PT                                        2,210,800    2,447,539
    Mayora Indah Tbk PT                                                    21,553,325    2,857,308
    Media Nusantara Citra Tbk PT                                           12,764,400    1,621,343
    Mitra Keluarga Karyasehat Tbk PT                                        1,038,500      194,519
    Pakuwon Jati Tbk PT                                                    58,500,300    2,455,642
    Perusahaan Gas Negara Persero Tbk                                      13,675,600    2,953,424
    Semen Indonesia Persero Tbk PT                                          7,107,200    4,806,759
*   Sinar Mas Agro Resources & Technology Tbk PT                            1,116,500      342,604
    Summarecon Agung Tbk PT                                                10,778,900    1,058,394
    Surya Citra Media Tbk PT                                               10,406,100    2,199,439
    Telekomunikasi Indonesia Persero Tbk PT                                39,175,700   11,356,435
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR                     196,768    5,788,915
    Tower Bersama Infrastructure Tbk PT                                     1,958,100      725,866
    Unilever Indonesia Tbk PT                                               2,121,800    6,542,826
    United Tractors Tbk PT                                                  5,132,496    8,399,737
    Waskita Karya Persero Tbk PT                                            6,283,179    1,205,330
*   XL Axiata Tbk PT                                                        7,703,800    1,679,586
                                                                                      ------------
TOTAL INDONESIA                                                                        153,169,146
                                                                                      ------------
MALAYSIA -- (3.2%)
    Affin Holdings Bhd                                                        847,600      466,891
    Alliance Financial Group Bhd                                            1,850,200    1,570,965

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- -----------
MALAYSIA -- (Continued)
    AMMB Holdings Bhd                                                       5,557,859 $ 5,746,742
    Astro Malaysia Holdings Bhd                                             2,488,700   1,528,246
    Axiata Group Bhd                                                        3,946,521   4,217,213
    Batu Kawan Bhd                                                            105,400     449,705
*   Berjaya Land Bhd                                                           43,000       5,976
    BIMB Holdings Bhd                                                       1,182,855   1,145,942
    Boustead Holdings Bhd                                                     304,800     184,442
    British American Tobacco Malaysia Bhd                                     212,600   2,226,308
    CIMB Group Holdings Bhd                                                 6,513,512   7,311,612
    Dialog Group Bhd                                                        4,981,118   1,720,390
    DiGi.Com Bhd                                                            5,805,020   6,498,881
    Felda Global Ventures Holdings Bhd                                        379,100     158,195
    Gamuda Bhd                                                              2,395,200   2,602,043
    Genting Bhd                                                             4,388,100   8,127,957
    Genting Malaysia Bhd                                                    3,837,600   4,364,651
    Genting Plantations Bhd                                                   325,000     800,484
    HAP Seng Consolidated Bhd                                               1,066,700   2,094,693
    Hartalega Holdings Bhd                                                  1,084,200   1,154,696
    Hong Leong Bank Bhd                                                     1,040,166   3,096,039
    Hong Leong Financial Group Bhd                                            744,483   2,468,128
    IHH Healthcare Bhd                                                      2,483,200   3,523,618
    IJM Corp. Bhd                                                           7,006,462   5,236,871
    IOI Corp. Bhd                                                           4,711,405   4,692,023
    IOI Properties Group Bhd                                                2,441,943   1,179,706
    Kuala Lumpur Kepong Bhd                                                   504,800   2,746,823
    Lafarge Malaysia Bhd                                                      659,480   1,027,954
    Malakoff Corp. Bhd                                                         67,100      19,392
    Malayan Banking Bhd                                                     6,090,245  11,302,520
    Malaysia Airports Holdings Bhd                                          1,492,441   2,084,752
    Maxis Bhd                                                               2,881,400   4,001,537
    MISC Bhd                                                                1,636,998   2,705,372
    MMC Corp. Bhd                                                           1,978,300   1,042,973
    Oriental Holdings Bhd                                                      16,600      25,494
    Petronas Chemicals Group Bhd                                            3,567,800   5,737,825
    Petronas Dagangan Bhd                                                     367,500   1,952,353
    Petronas Gas Bhd                                                          890,500   4,203,040
    PPB Group Bhd                                                             900,800   3,310,005
    Public Bank Bhd                                                         3,537,614  16,051,986
    QL Resources Bhd                                                          497,800     493,595
    RHB Bank Bhd                                                            1,537,905   1,701,410
*   Sapurakencana Petroleum Bhd                                            10,900,700   4,235,021
    Sime Darby Bhd                                                          3,740,861   7,521,414
    SP Setia Bhd Group                                                      1,127,141     865,753
    Sunway Bhd                                                              1,710,000   1,172,735
    Telekom Malaysia Bhd                                                    1,435,664   1,928,860
    Tenaga Nasional Bhd                                                     4,375,250  13,224,647
    Top Glove Corp. Bhd                                                       908,900   1,068,359
    UMW Holdings Bhd                                                        1,515,766   1,933,152
    United Plantations Bhd                                                     61,000     378,466
    Westports Holdings Bhd                                                  1,509,000   1,421,474
    YTL Corp. Bhd                                                          16,425,686   5,641,158

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- ------------
MALAYSIA -- (Continued)
    YTL Power International Bhd                                             3,177,547 $  1,026,205
                                                                                      ------------
TOTAL MALAYSIA                                                                         171,396,692
                                                                                      ------------
MEXICO -- (4.4%)
    Alfa S.A.B. de C.V. Class A                                             8,197,783   10,637,639
    Alpek S.A.B. de C.V.                                                      103,669      119,311
    America Movil S.A.B. de C.V. Series L                                  46,329,297   29,148,123
    America Movil S.A.B. de C.V. Series L ADR                                  22,528      284,078
    Arca Continental S.A.B. de C.V.                                           777,376    4,179,978
*   Cemex S.A.B. de C.V.                                                   10,756,423    9,939,639
*   Cemex S.A.B. de C.V. Sponsored ADR                                      1,691,964   15,667,587
    Coca-Cola Femsa S.A.B. de C.V. Series L                                   510,276    3,161,467
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                               36,634    2,272,041
*   Corp Interamericana de Entretenimiento S.A.B. de C.V. Class B               8,719        6,736
    El Puerto de Liverpool S.A.B. de C.V. Class C1                            197,143    1,243,163
    Fomento Economico Mexicano S.A.B. de C.V.                               1,793,669   13,510,039
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR                    39,796    2,993,853
    Gruma S.A.B. de C.V. Class B                                              541,859    7,276,582
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                        15,027    1,161,888
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B                   469,811    3,641,607
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                         32,867    4,761,442
    Grupo Bimbo S.A.B. de C.V. Series A                                     2,572,025    5,672,306
    Grupo Carso S.A.B. de C.V. Series A1                                      932,489    3,735,590
    Grupo Elektra S.A.B. de C.V.                                               93,009    1,199,771
    Grupo Financiero Banorte S.A.B. de C.V. Class O                         4,609,848   22,094,819
    Grupo Financiero Inbursa S.A.B. de C.V. Class O                         3,781,424    5,621,317
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B                3,362,943    4,791,188
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR               64,027      457,793
    Grupo Lala S.A.B. de C.V.                                               1,018,201    1,527,778
    Grupo Mexico S.A.B. de C.V. Series B                                    6,058,822   18,228,618
*   Grupo Qumma SA de C.V. Series B                                             1,591           --
    Grupo Televisa S.A.B. Series CPO                                        3,436,374   15,353,152
    Grupo Televisa S.A.B. Sponsored ADR                                       148,075    3,316,880
*   Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.   2,362,916    2,832,757
    Industrias Penoles S.A.B. de C.V.                                         277,953    6,571,785
    Infraestructura Energetica Nova S.A.B. de C.V.                            516,686    2,279,479
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A                         2,348,560    4,226,698
*   La Comer S.A.B. de C.V.                                                   732,725      520,024
    Megacable Holdings S.A.B. de C.V.                                          89,863      284,411
    Mexichem S.A.B. de C.V.                                                 2,890,435    6,854,102
*   Organizacion Soriana S.A.B. de C.V. Class B                             1,102,476    2,326,178
    Promotora y Operadora de Infraestructura S.A.B. de C.V.                   404,964    3,540,170
*   Savia SA Class A                                                          120,000           --
    Wal-Mart de Mexico S.A.B. de C.V.                                       7,054,235   12,482,378
                                                                                      ------------
TOTAL MEXICO                                                                           233,922,367
                                                                                      ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                                 14,995      142,453
    Cia de Minas Buenaventura SAA ADR                                         139,674    1,926,104
    Credicorp, Ltd.                                                            78,885   12,911,897

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- -----------
PERU -- (Continued)
    Grana y Montero SAA Sponsored ADR                                          99,446 $   448,501
                                                                                      -----------
TOTAL PERU                                                                             15,428,955
                                                                                      -----------
PHILIPPINES -- (1.6%)
    Aboitiz Equity Ventures, Inc.                                           2,259,870   3,377,524
    Aboitiz Power Corp.                                                     2,462,500   2,086,640
    Alliance Global Group, Inc.                                             7,852,800   1,979,988
    Ayala Corp.                                                               284,537   4,577,118
    Ayala Land, Inc.                                                        9,207,218   6,581,172
    Bank of the Philippine Islands                                          1,202,323   2,165,428
    BDO Unibank, Inc.                                                       3,010,192   6,821,112
    DMCI Holdings, Inc.                                                    10,645,700   2,765,671
*   DoubleDragon Properties Corp.                                             297,600     308,460
    Emperador, Inc.                                                         1,850,900     258,895
    Energy Development Corp.                                               24,538,700   2,692,570
*   Fwbc Holdings, Inc.                                                     2,006,957          --
    Globe Telecom, Inc.                                                        60,840   2,103,809
    GT Capital Holdings, Inc.                                                 138,545   3,632,923
    International Container Terminal Services, Inc.                         1,287,400   2,002,401
    JG Summit Holdings, Inc.                                                1,874,500   2,798,938
    Jollibee Foods Corp.                                                      695,840   2,874,357
    LT Group, Inc.                                                          4,344,100   1,143,621
    Manila Electric Co.                                                       348,700   1,996,313
    Megaworld Corp.                                                        23,849,800   1,760,549
    Metro Pacific Investments Corp.                                        23,790,000   3,262,229
    Metropolitan Bank & Trust Co.                                           1,097,655   1,798,126
    Philippine National Bank                                                  248,758     272,505
    PLDT, Inc.                                                                100,220   2,962,478
    PLDT, Inc. Sponsored ADR                                                   59,031   1,773,882
    Puregold Price Club, Inc.                                               1,510,400   1,311,714
    Robinsons Land Corp.                                                    3,988,000   2,013,329
    Robinsons Retail Holdings, Inc.                                           373,260     592,702
    San Miguel Corp.                                                        1,374,390   2,706,993
    Security Bank Corp.                                                       174,300     747,224
    Semirara Mining & Power Corp.                                             529,000   1,437,395
    SM Investments Corp.                                                      282,933   3,924,384
    SM Prime Holdings, Inc.                                                 8,486,110   5,067,475
*   Top Frontier Investment Holdings, Inc.                                     42,789     226,944
    Universal Robina Corp.                                                  1,282,840   4,203,626
                                                                                      -----------
TOTAL PHILIPPINES                                                                      84,228,495
                                                                                      -----------
POLAND -- (1.6%)
*   Alior Bank SA                                                             133,578   2,037,738
*   AmRest Holdings SE                                                            344      28,173
    Bank Handlowy w Warszawie SA                                               44,679     857,356
*   Bank Millennium SA                                                      1,076,823   1,582,506
    Bank Pekao SA                                                             121,618   4,114,431
    Bank Zachodni WBK SA                                                       50,450   4,347,525
    Budimex SA                                                                    505      27,249
    CCC SA                                                                     34,972   1,806,387
*   Cyfrowy Polsat SA                                                         393,451   2,381,237
    Eurocash SA                                                               127,351   1,269,054

THE EMERGING MARKETS SERIES
CONTINUED


                                                                            Shares     Value++
                                                                           --------- ------------
POLAND -- (Continued)
    Grupa Azoty SA                                                            83,448 $  1,431,605
*   Grupa Lotos SA                                                           186,978    1,762,085
    ING Bank Slaski SA                                                        39,956    1,768,018
    Kernel Holding SA                                                          2,130       42,435
    KGHM Polska Miedz SA                                                     388,331   12,044,448
    LPP SA                                                                     1,669    2,126,804
*   mBank SA                                                                  26,866    2,539,834
    Orange Polska SA                                                       1,116,971    1,507,025
    PGE Polska Grupa Energetyczna SA                                       2,683,831    7,328,132
    Polski Koncern Naftowy Orlen SA                                          649,675   13,184,338
    Polskie Gornictwo Naftowe i Gazownictwo SA                             2,283,734    3,136,153
*   Powszechna Kasa Oszczednosci Bank Polski SA                              964,323    7,398,274
    Powszechny Zaklad Ubezpieczen SA                                         808,411    7,113,789
    Synthos SA                                                               889,961    1,333,532
*   Tauron Polska Energia SA                                               2,110,398    1,555,085
                                                                                     ------------
TOTAL POLAND                                                                           82,723,213
                                                                                     ------------
RUSSIA -- (2.1%)
    Gazprom PJSC Sponsored ADR                                             4,944,295   24,532,005
*   Lenta, Ltd. GDR(BJ621Y903)                                                30,830      243,207
*   Lenta, Ltd. GDR(52634T200)                                                51,556      405,230
    Lukoil PJSC Sponsored ADR                                                257,005   14,483,453
    Magnitogorsk Iron & Steel OJSC Sponsored GDR                             197,103    1,656,579
*   Mail.Ru Group, Ltd. GDR(B53NQB903)                                        41,223      748,653
*   Mail.Ru Group, Ltd. GDR(560317208)                                        15,547      282,178
    MegaFon PJSC GDR                                                         139,778    1,519,277
    MMC Norilsk Nickel PJSC ADR                                              406,377    6,590,803
    Novatek PJSC GDR                                                          61,847    7,870,498
    Novolipetsk Steel PJSC GDR                                               123,601    2,442,800
    PhosAgro PJSC GDR                                                         76,363    1,172,625
    Rosneft Oil Co. PJSC GDR                                                 833,683    5,528,012
    Rostelecom PJSC Sponsored ADR(B114RM901)                                  78,867      670,935
    Rostelecom PJSC Sponsored ADR(778529107)                                   2,291       19,153
    RusHydro PJSC ADR(BYZ5W4903)                                           1,329,772    2,259,084
    RusHydro PJSC ADR(782183404)                                              12,131       20,623
    Sberbank of Russia PJSC Sponsored ADR                                  1,818,206   21,318,854
    Severstal PJSC GDR                                                       216,701    3,442,226
    Tatneft PJSC Sponsored ADR                                               258,800   10,550,538
    VimpelCom, Ltd. Sponsored ADR                                            105,901      447,961
    VTB Bank PJSC GDR(B1W7FX909)                                           1,358,280    3,097,145
    VTB Bank PJSC GDR(46630Q202)                                             130,253      295,674
                                                                                     ------------
TOTAL RUSSIA                                                                          109,597,513
                                                                                     ------------
SOUTH AFRICA -- (7.6%)
*   African Bank Investments, Ltd.                                           709,671          266
*   Anglo American Platinum, Ltd.                                            121,432    3,179,116
*   AngloGold Ashanti, Ltd. Sponsored ADR                                  1,637,102   20,807,566
    Aspen Pharmacare Holdings, Ltd.                                          447,818   10,245,472
    AVI, Ltd.                                                                175,886    1,198,872
    Barclays Africa Group, Ltd.                                            1,084,401   12,771,446
    Bid Corp., Ltd.                                                          778,465   13,506,231
    Bidvest Group, Ltd. (The)                                                778,465    9,167,754

THE EMERGING MARKETS SERIES
CONTINUED


                                                                            Shares     Value++
                                                                           --------- ------------
SOUTH AFRICA -- (Continued)
*   Brait SE                                                                 232,213 $  1,366,511
    Capitec Bank Holdings, Ltd.                                               88,443    4,621,973
    Discovery, Ltd.                                                          741,415    6,327,597
    Distell Group, Ltd.                                                       70,509      785,562
    FirstRand, Ltd.                                                        4,730,180   17,620,467
    Gold Fields, Ltd. Sponsored ADR                                        2,642,178    9,274,045
*   Impala Platinum Holdings, Ltd.                                           613,363    2,444,382
    Imperial Holdings, Ltd.                                                  618,348    7,677,217
    Investec, Ltd.                                                           841,341    5,946,769
*   Kumba Iron Ore, Ltd.                                                      96,985    1,495,844
    Liberty Holdings, Ltd.                                                   431,434    3,533,698
    Life Healthcare Group Holdings, Ltd.                                   2,679,724    6,675,161
    MMI Holdings, Ltd.                                                     3,545,776    6,523,236
    Mondi, Ltd.                                                              273,651    6,032,296
    Mr. Price Group, Ltd.                                                    545,010    6,597,626
    MTN Group, Ltd.                                                        2,516,919   23,469,883
    Naspers, Ltd. Class N                                                    370,571   59,036,347
    Nedbank Group, Ltd.                                                      634,489   10,944,316
    Netcare, Ltd.                                                          2,630,152    6,326,005
    New Europe Property Investments P.L.C.                                   103,926    1,210,657
    Pick n Pay Stores, Ltd.                                                  473,477    2,405,358
    Pioneer Foods Group, Ltd.                                                225,369    2,787,560
    PSG Group, Ltd.                                                          161,662    2,732,043
    Sanlam, Ltd.                                                           2,999,830   14,491,751
    Sappi, Ltd.                                                            1,116,061    7,176,059
    Sasol, Ltd.                                                              130,693    3,898,829
    Sasol, Ltd. Sponsored ADR                                                778,314   23,240,456
    Shoprite Holdings, Ltd.                                                  951,195   12,625,912
    Sibanye Gold, Ltd. Sponsored ADR                                          89,285      808,922
    SPAR Group, Ltd. (The)                                                   284,382    4,011,321
    Standard Bank Group, Ltd.                                              2,023,352   21,637,096
    Steinhoff International Holdings NV                                    3,453,813   16,653,855
    Telkom SA SOC, Ltd.                                                      457,121    2,505,151
    Tiger Brands, Ltd.                                                       264,186    7,973,977
    Truworths International, Ltd.                                            973,557    5,846,146
    Vodacom Group, Ltd.                                                      520,334    5,831,192
    Woolworths Holdings, Ltd.                                              1,765,305    9,698,654
                                                                                     ------------
TOTAL SOUTH AFRICA                                                                    403,110,597
                                                                                     ------------
SOUTH KOREA -- (15.6%)
    Amorepacific Corp.                                                        39,658   10,824,199
#   AMOREPACIFIC Group                                                        39,706    4,632,991
#   BGF retail Co., Ltd.                                                      17,067    1,350,398
    BNK Financial Group, Inc.                                                597,367    4,384,312
#*  Celltrion, Inc.                                                           68,926    5,956,387
    Cheil Worldwide, Inc.                                                     73,456    1,172,194
#   CJ CGV Co., Ltd.                                                          18,162    1,241,824
#   CJ CheilJedang Corp.                                                      16,248    4,962,539
    CJ Corp.                                                                  28,976    4,549,795
    CJ E&M Corp.                                                              31,220    2,349,636
*   CJ Korea Express Corp.                                                     5,227      734,115
    Com2uSCorp                                                                 9,584      705,549
#   Coway Co., Ltd.                                                           72,978    5,487,814

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CONTINUED


                                                                           Shares    Value++
                                                                           ------- -----------
SOUTH KOREA -- (Continued)
    Cuckoo Electronics Co., Ltd.                                             2,015 $   223,283
    Daelim Industrial Co., Ltd.                                             47,393   3,432,501
#*  Daewoo Engineering & Construction Co., Ltd.                            133,508     596,311
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.                     165,407     478,244
    DGB Financial Group, Inc.                                              279,904   2,377,231
    Dongbu Insurance Co., Ltd.                                             103,904   5,294,050
    Dongsuh Cos., Inc.                                                      23,739     522,902
#   Dongwon Systems Corp.                                                    4,834     276,334
    Doosan Corp.                                                            21,369   1,932,662
#   Doosan Heavy Industries & Construction Co., Ltd.                       102,105   2,418,945
    E-MART, Inc.                                                            32,447   5,680,228
#   Grand Korea Leisure Co., Ltd.                                           38,572     627,727
#   Green Cross Corp.                                                        4,303     511,597
    Green Cross Holdings Corp.                                              18,294     336,928
#*  GS Engineering & Construction Corp.                                     85,712   2,042,812
    GS Holdings Corp.                                                      142,416   6,270,960
    GS Home Shopping, Inc.                                                     996     155,282
    GS Retail Co., Ltd.                                                     24,957   1,119,606
    Hana Financial Group, Inc.                                             477,076  14,145,674
    Hankook Tire Co., Ltd.                                                 170,001   8,295,908
#   Hanmi Pharm Co., Ltd.                                                    7,164   1,779,273
#   Hanmi Science Co., Ltd.                                                 13,159     655,329
    Hanon Systems                                                          252,361   1,976,149
#   Hanssem Co., Ltd.                                                       13,941   2,504,173
    Hanwha Chemical Corp.                                                  173,147   3,889,510
    Hanwha Corp.                                                           111,924   3,396,452
    Hanwha Life Insurance Co., Ltd.                                        395,871   2,195,879
    Hanwha Techwin Co., Ltd.                                                48,363   1,737,473
#   Hite Jinro Co., Ltd.                                                    52,663     942,515
#   Hotel Shilla Co., Ltd.                                                  38,111   1,423,431
    Hyosung Corp.                                                           58,732   6,846,772
    Hyundai Department Store Co., Ltd.                                      30,725   2,541,763
    Hyundai Development Co-Engineering & Construction                       93,331   3,511,774
#*  Hyundai Elevator Co., Ltd.                                              10,664     540,009
    Hyundai Engineering & Construction Co., Ltd.                           140,523   5,030,161
    Hyundai Glovis Co., Ltd.                                                23,344   3,125,935
#   Hyundai Greenfood Co., Ltd.                                             57,515     817,286
#*  Hyundai Heavy Industries Co., Ltd.                                      69,618   7,939,321
    Hyundai Home Shopping Network Corp.                                      7,639     714,067
    Hyundai Marine & Fire Insurance Co., Ltd.                              182,676   4,734,467
#*  Hyundai Mipo Dockyard Co., Ltd.                                         17,332     857,986
    Hyundai Mobis Co., Ltd.                                                 67,920  14,129,810
    Hyundai Motor Co.                                                      177,390  21,355,667
*   Hyundai Rotem Co., Ltd.                                                  4,372      71,254
    Hyundai Steel Co.                                                      167,698   8,409,754
    Hyundai Wia Corp.                                                       33,766   1,879,369
    Industrial Bank of Korea                                               468,370   5,116,172
    Innocean Worldwide, Inc.                                                 3,114     155,169
#   IS Dongseo Co., Ltd.                                                    11,224     403,965
#   Jeil Pharmaceutical Co.                                                  3,226     166,880
#   Kakao Corp.                                                             20,448   1,369,008
    Kangwon Land, Inc.                                                      99,188   2,795,388
    KB Financial Group, Inc.                                               441,762  17,876,037

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CONTINUED


                                                                           Shares    Value++
                                                                           ------- -----------
SOUTH KOREA -- (Continued)
*   KB Financial Group, Inc. ADR                                           103,883 $ 4,217,650
#   KB Insurance Co., Ltd.                                                 104,234   2,208,934
    KCC Corp.                                                                9,880   2,953,755
    KEPCO Plant Service & Engineering Co., Ltd.                             27,560   1,297,063
    Kia Motors Corp.                                                       293,465   9,197,981
#   KIWOOM Securities Co., Ltd.                                             10,843     678,522
    Kolon Industries, Inc.                                                  29,856   1,908,128
#*  Komipharm International Co., Ltd.                                       25,551     679,054
    Korea Aerospace Industries, Ltd.                                        77,780   4,152,135
    Korea Electric Power Corp.                                             220,479   8,074,606
*   Korea Electric Power Corp. Sponsored ADR                                97,027   1,779,475
    Korea Gas Corp.                                                         42,231   1,686,518
#   Korea Investment Holdings Co., Ltd.                                     61,753   2,476,725
#   Korea Kolmar Co., Ltd.                                                  18,540   1,104,311
#   Korea Petrochemical Ind Co., Ltd.                                        6,678   1,549,600
    Korea Zinc Co., Ltd.                                                     7,147   3,022,498
*   Korean Air Lines Co., Ltd.                                              93,709   2,129,959
    Korean Reinsurance Co.                                                 111,480   1,041,747
*   KT Corp. Sponsored ADR                                                  95,200   1,415,624
    KT&G Corp.                                                             132,438  11,472,329
#   Kumho Petrochemical Co., Ltd.                                           29,300   2,076,698
#*  Kumho Tire Co., Inc.                                                   212,069   1,491,868
    LG Chem, Ltd.                                                           46,976  10,592,903
    LG Corp.                                                               105,265   5,370,802
    LG Display Co., Ltd.                                                   363,272   9,583,726
*   LG Display Co., Ltd. ADR                                               808,137  10,893,687
#   LG Electronics, Inc.                                                   310,602  14,843,661
#   LG Household & Health Care, Ltd.                                        12,182   9,211,736
    LG Innotek Co., Ltd.                                                    35,915   3,066,539
    LG International Corp.                                                  23,266     647,410
    LG Uplus Corp.                                                         539,707   5,301,225
#   LIG Nex1 Co., Ltd.                                                       6,848     425,947
*   Loen Entertainment, Inc.                                                 7,273     486,399
    Lotte Chemical Corp.                                                    31,981  10,363,707
    Lotte Chilsung Beverage Co., Ltd.                                          816   1,018,532
#   Lotte Confectionery Co., Ltd.                                            5,484     963,896
#   Lotte Shopping Co., Ltd.                                                18,803   3,658,777
    LS Corp.                                                                28,386   1,534,434
    LS Industrial Systems Co., Ltd.                                         23,897     869,225
#   Macquarie Korea Infrastructure Fund                                    520,858   3,609,939
#   Mando Corp.                                                             11,458   2,465,656
#   Medy-Tox, Inc.                                                           5,775   2,059,801
#   Meritz Financial Group, Inc.                                            57,146     539,106
    Meritz Fire & Marine Insurance Co., Ltd.                                96,362   1,248,390
#   Meritz Securities Co., Ltd.                                            557,853   1,734,810
    Mirae Asset Daewoo Co., Ltd.                                           405,371   3,075,588
    NAVER Corp.                                                             35,288  23,050,589
    NCSoft Corp.                                                            14,829   3,882,410
    Nexen Tire Corp.                                                        89,371   1,012,609
    NH Investment & Securities Co., Ltd.                                   217,069   2,136,711
#   NongShim Co., Ltd.                                                       4,477   1,226,193
#*  OCI Co., Ltd.                                                           31,064   2,297,559
#   Orion Corp.                                                              4,950   2,765,723

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- ------------
SOUTH KOREA -- (Continued)
#   Ottogi Corp.                                                                1,053 $    590,315
#*  Pan Ocean Co., Ltd.                                                       296,413      981,307
#   Paradise Co., Ltd.                                                         62,375      718,690
    Poongsan Corp.                                                              8,597      322,130
#   POSCO                                                                      44,452   10,389,547
    POSCO Sponsored ADR                                                       109,096    6,314,476
    Posco Daewoo Corp.                                                         79,769    1,750,336
    S-1 Corp.                                                                  23,249    1,686,975
#   S-Oil Corp.                                                                52,028    3,633,795
    Samsung C&T Corp.                                                          67,525    7,326,668
    Samsung Card Co., Ltd.                                                     43,815    1,480,951
#   Samsung Electro-Mechanics Co., Ltd.                                        94,120    4,596,570
    Samsung Electronics Co., Ltd.                                              97,289  165,466,689
    Samsung Electronics Co., Ltd. GDR                                          52,509   44,885,682
#*  Samsung Engineering Co., Ltd.                                             112,249    1,215,462
    Samsung Fire & Marine Insurance Co., Ltd.                                  48,145   11,154,436
#*  Samsung Heavy Industries Co., Ltd.                                        480,671    4,305,114
    Samsung Life Insurance Co., Ltd.                                           68,654    6,559,842
    Samsung SDI Co., Ltd.                                                      93,732    9,314,787
    Samsung SDS Co., Ltd.                                                      29,432    3,190,652
#   Samsung Securities Co., Ltd.                                               88,800    2,479,408
    Samyang Corp.                                                               2,396      197,688
#   SFA Engineering Corp.                                                       8,036      487,074
    Shinhan Financial Group Co., Ltd.                                         361,121   14,272,320
*   Shinhan Financial Group Co., Ltd. ADR                                      86,082    3,403,682
    Shinsegae, Inc.                                                            12,742    1,929,489
    SK Chemicals Co., Ltd.                                                     30,297    1,549,059
    SK Holdings Co., Ltd.                                                      61,080   11,380,709
    SK Hynix, Inc.                                                            759,955   35,097,682
    SK Innovation Co., Ltd.                                                    63,379    8,585,945
#   SK Materials Co., Ltd.                                                      7,099    1,217,741
    SK Networks Co., Ltd.                                                     204,355    1,163,967
    SK Telecom Co., Ltd.                                                       21,266    4,076,831
    SKC Co., Ltd.                                                              33,367      892,568
#   SPC Samlip Co., Ltd.                                                        3,031      446,780
*   Ssangyong Cement Industrial Co., Ltd.                                      35,349      432,253
#*  Taihan Electric Wire Co., Ltd.                                            154,853      256,453
    Tongyang Life Insurance Co., Ltd.                                          62,253      567,157
    Woori Bank                                                                543,488    6,135,330
*   Woori Bank Sponsored ADR                                                    1,026       35,058
    Young Poong Corp.                                                             544      512,694
#   Youngone Corp.                                                             35,544      816,102
#   Yuhan Corp.                                                                 5,564      901,523
#*  Yungjin Pharmaceutical Co., Ltd.                                           60,994      379,135
                                                                                      ------------
TOTAL SOUTH KOREA                                                                      825,633,078
                                                                                      ------------
TAIWAN -- (15.0%)
*   Acer, Inc.                                                              5,516,811    2,547,567
    Advanced Semiconductor Engineering, Inc.                               12,378,929   13,641,498
    Advantech Co., Ltd.                                                       414,254    3,514,131
    Airtac International Group                                                126,850    1,055,950
    Asia Cement Corp.                                                       4,339,758    3,720,251
*   Asia Pacific Telecom Co., Ltd.                                          1,112,000      360,569

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- -----------
TAIWAN -- (Continued)
    Asustek Computer, Inc.                                                    956,180 $ 8,356,936
    AU Optronics Corp.                                                     24,425,873  10,114,182
    AU Optronics Corp. Sponsored ADR                                          326,626   1,368,563
    Casetek Holdings, Ltd.                                                    313,000     962,670
    Catcher Technology Co., Ltd.                                            1,354,429  11,046,367
    Cathay Financial Holding Co., Ltd.                                      8,440,450  12,853,785
    Chailease Holding Co., Ltd.                                             2,569,840   4,597,202
    Chang Hwa Commercial Bank, Ltd.                                         9,287,889   5,157,587
    Cheng Shin Rubber Industry Co., Ltd.                                    3,200,965   6,372,489
    Chicony Electronics Co., Ltd.                                           1,022,552   2,412,329
    China Airlines, Ltd.                                                    8,737,536   2,624,606
    China Development Financial Holding Corp.                              24,524,121   6,268,423
    China Life Insurance Co., Ltd.                                          6,140,344   6,009,418
    China Motor Corp.                                                         992,000     906,907
    China Steel Corp.                                                      15,093,932  12,221,022
    Chipbond Technology Corp.                                               1,082,000   1,567,911
    Chroma ATE, Inc.                                                           22,000      57,672
    Chunghwa Precision Test Tech Co., Ltd.                                     20,000     713,272
    Chunghwa Telecom Co., Ltd.                                              1,608,000   5,244,813
    Chunghwa Telecom Co., Ltd. Sponsored ADR                                  263,744   8,323,761
    Compal Electronics, Inc.                                               10,160,541   6,130,390
    CTBC Financial Holding Co., Ltd.                                       19,645,175  11,190,159
    CTCI Corp.                                                              1,112,000   1,731,063
    Cub Elecparts, Inc.                                                        16,495     130,096
    Delta Electronics, Inc.                                                 2,385,486  13,323,872
    E.Sun Financial Holding Co., Ltd.                                      13,139,000   7,761,248
    Eclat Textile Co., Ltd.                                                   253,336   2,646,223
    Elite Material Co., Ltd.                                                   91,000     319,334
    Ennoconn Corp.                                                             62,000     892,037
    Eternal Materials Co., Ltd.                                             1,356,350   1,470,410
    Eva Airways Corp.                                                       6,367,740   3,075,383
*   Evergreen Marine Corp. Taiwan, Ltd.                                     3,219,261   1,331,496
    Far Eastern International Bank                                            721,140     211,418
    Far Eastern New Century Corp.                                           6,101,085   5,084,858
    Far EasTone Telecommunications Co., Ltd.                                2,601,000   6,179,867
    Farglory Land Development Co., Ltd.                                       644,393     763,418
    Feng TAY Enterprise Co., Ltd.                                             475,424   2,078,142
    First Financial Holding Co., Ltd.                                      18,055,124  10,075,598
    Formosa Chemicals & Fibre Corp.                                         3,220,518   9,983,395
    Formosa International Hotels Corp.                                          1,808       9,575
    Formosa Petrochemical Corp.                                             1,393,000   4,758,452
    Formosa Plastics Corp.                                                  3,720,153  10,749,111
    Formosa Taffeta Co., Ltd.                                               1,312,000   1,263,324
    Foxconn Technology Co., Ltd.                                            1,790,627   5,053,777
    Fubon Financial Holding Co., Ltd.                                       8,611,233  13,995,408
    Giant Manufacturing Co., Ltd.                                             500,506   3,289,395
    Ginko International Co., Ltd.                                              45,000     442,352
*   Globalwafers Co., Ltd.                                                    219,000   1,006,405
    Gourmet Master Co., Ltd.                                                   77,550     678,679
    Highwealth Construction Corp.                                           2,120,190   3,153,162
    Hiwin Technologies Corp.                                                  435,005   2,242,524
    Hon Hai Precision Industry Co., Ltd.                                   17,267,653  46,308,007
    Hota Industrial Manufacturing Co., Ltd.                                   223,000     924,690

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- -----------
TAIWAN -- (Continued)
    Hotai Motor Co., Ltd.                                                     362,000 $ 4,160,021
*   HTC Corp.                                                               1,246,235   3,175,845
    Hua Nan Financial Holdings Co., Ltd.                                   13,331,007   7,011,132
    Innolux Corp.                                                          27,802,241  11,777,454
    Inventec Corp.                                                          5,430,551   4,084,303
    Kenda Rubber Industrial Co., Ltd.                                       1,082,377   1,660,617
    King Slide Works Co., Ltd.                                                 81,000   1,078,313
*   King Yuan Electronics Co., Ltd.                                         1,471,000   1,270,348
    King's Town Bank Co., Ltd.                                                921,000     842,708
    Kinsus Interconnect Technology Corp.                                      683,000   1,572,488
    Largan Precision Co., Ltd.                                                133,860  19,146,837
    LCY Chemical Corp.                                                        782,123   1,106,351
    Lite-On Technology Corp.                                                4,896,410   7,395,766
    Makalot Industrial Co., Ltd.                                              230,356     856,567
    MediaTek, Inc.                                                          1,455,995   9,967,876
    Mega Financial Holding Co., Ltd.                                       14,351,369  10,698,759
*   Mercuries Life Insurance Co., Ltd.                                        325,753     180,066
    Merida Industry Co., Ltd.                                                 317,287   1,652,937
    Micro-Star International Co., Ltd.                                        956,000   2,319,419
    Nan Ya Plastics Corp.                                                   4,464,599  10,516,722
    Nanya Technology Corp.                                                    992,010   1,528,266
    Nien Made Enterprise Co., Ltd.                                            193,000   1,811,831
    Novatek Microelectronics Corp.                                          1,205,000   4,268,004
*   OBI Pharma, Inc.                                                           81,000     750,363
    PChome Online, Inc.                                                       114,006     943,657
    Pegatron Corp.                                                          5,311,345  12,790,196
*   PharmaEssentia Corp.                                                       99,000     453,355
    Phison Electronics Corp.                                                  241,000   1,907,764
    Pou Chen Corp.                                                          4,990,487   6,323,126
    Powertech Technology, Inc.                                              2,158,819   5,917,157
    Poya International Co., Ltd.                                               72,550     886,128
    President Chain Store Corp.                                               844,831   6,319,393
    Qisda Corp.                                                               244,000     127,601
    Quanta Computer, Inc.                                                   3,735,000   7,615,082
    Realtek Semiconductor Corp.                                               569,950   1,989,074
*   Ruentex Development Co., Ltd.                                           1,242,709   1,514,242
    Ruentex Industries, Ltd.                                                  696,182   1,291,770
    ScinoPharm Taiwan, Ltd.                                                   206,405     252,422
*   Shin Kong Financial Holding Co., Ltd.                                  15,958,656   4,099,068
    Silergy Corp.                                                              55,000     835,520
    Siliconware Precision Industries Co., Ltd.                              2,123,637   3,234,701
    Siliconware Precision Industries Co., Ltd. Sponsored ADR                   21,813     165,561
    Simplo Technology Co., Ltd.                                               690,000   2,062,945
    SinoPac Financial Holdings Co., Ltd.                                   18,850,895   5,561,590
    St Shine Optical Co., Ltd.                                                 11,000     207,836
    Standard Foods Corp.                                                      466,902   1,147,554
    Synnex Technology International Corp.                                   2,259,343   2,357,842
    Taichung Commercial Bank Co., Ltd.                                        159,669      46,950
*   TaiMed Biologics, Inc.                                                    113,000     579,742
    Tainan Spinning Co., Ltd.                                                 115,412      50,486
    Taishin Financial Holding Co., Ltd.                                    19,587,984   7,396,814
    Taiwan Business Bank                                                    8,318,140   2,173,153
    Taiwan Cement Corp.                                                     6,435,720   7,298,466

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- ------------
TAIWAN -- (Continued)
    Taiwan Cooperative Financial Holding Co., Ltd.                         13,986,581 $  6,391,428
    Taiwan FamilyMart Co., Ltd.                                                89,000      590,978
    Taiwan Fertilizer Co., Ltd.                                             1,415,000    1,840,746
*   Taiwan Glass Industry Corp.                                             1,859,375      784,548
    Taiwan High Speed Rail Corp.                                              159,000       97,001
    Taiwan Mobile Co., Ltd.                                                 2,215,300    7,399,411
    Taiwan Secom Co., Ltd.                                                    362,670    1,007,761
    Taiwan Semiconductor Manufacturing Co., Ltd.                           25,188,808  150,096,593
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR              1,672,158   51,686,404
*   Tatung Co., Ltd.                                                           95,000       50,980
    Teco Electric and Machinery Co., Ltd.                                   3,410,000    3,082,289
    Tong Yang Industry Co., Ltd.                                              936,000    1,727,820
    Transcend Information, Inc.                                               334,181      912,612
    Tripod Technology Corp.                                                   753,870    1,837,685
    Tung Thih Electronic Co., Ltd.                                             82,000      774,665
    Uni-President Enterprises Corp.                                         7,682,033   13,178,125
    United Microelectronics Corp.                                          38,130,000   13,846,137
    Vanguard International Semiconductor Corp.                              1,699,000    3,070,482
    Voltronic Power Technology Corp.                                           57,350      776,339
    Walsin Lihwa Corp.                                                      5,308,000    2,064,063
    Wan Hai Lines, Ltd.                                                     1,821,800    1,012,491
*   Win Semiconductors Corp.                                                  742,034    2,232,465
    Winbond Electronics Corp.                                               6,597,000    2,708,189
*   Wintek Corp.                                                              604,760        6,619
    Wistron Corp.                                                           5,751,099    4,910,791
    Wistron NeWeb Corp.                                                       186,000      532,428
    WPG Holdings, Ltd.                                                      3,035,869    3,633,629
*   Yageo Corp.                                                               981,579    2,382,907
    Yuanta Financial Holding Co., Ltd.                                     18,588,806    7,381,031
    Yulon Motor Co., Ltd.                                                   1,732,000    1,524,768
    Zhen Ding Technology Holding, Ltd.                                      1,099,700    2,309,701
                                                                                      ------------
TOTAL TAIWAN                                                                           794,506,423
                                                                                      ------------
THAILAND -- (2.7%)
    Advanced Info Service PCL                                               1,440,700    6,546,776
    Airports of Thailand PCL                                                  578,400    6,800,841
    Bangchak Petroleum PCL (The)                                              843,200      844,158
    Bangkok Airways PCL                                                       301,100      188,134
    Bangkok Bank PCL(6077019)                                                 241,500    1,244,881
    Bangkok Bank PCL(6368360)                                                 232,800    1,153,752
    Bangkok Dusit Medical Services PCL Class F                              6,818,900    4,299,335
    Bangkok Life Assurance PCL                                                694,900      962,124
    Banpu PCL                                                               3,035,950    1,672,747
    Berli Jucker PCL                                                        2,432,400    3,454,132
    BTS Group Holdings PCL                                                  3,159,100      749,176
    Bumrungrad Hospital PCL                                                   402,600    2,046,731
    Carabao Group PCL Class F                                                  84,800      181,233
    Central Pattana PCL                                                     1,779,300    2,880,435
    Central Plaza Hotel PCL                                                 1,046,100    1,106,709
    CH Karnchang PCL                                                          680,200      555,403
    Charoen Pokphand Foods PCL                                              4,418,700    3,576,624
    CP ALL PCL                                                              4,313,700    7,412,066
    Delta Electronics Thailand PCL                                            656,900    1,599,806

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             Shares     Value++
                                                                           ---------- ------------
THAILAND -- (Continued)
    Electricity Generating PCL                                                319,300 $  1,831,826
    Energy Absolute PCL                                                     1,783,800    1,443,860
    Global Power Synergy Co., Ltd. Class F                                    101,100      102,650
    Glow Energy PCL                                                           826,500    1,830,929
    Group Lease PCL                                                           361,700      608,654
    Home Product Center PCL                                                10,007,413    2,827,997
    Indorama Ventures PCL                                                   3,391,500    3,371,272
    Intouch Holdings PCL                                                    1,446,700    2,198,195
    IRPC PCL                                                               13,474,400    1,989,971
    Kasikornbank PCL(6888794)                                               1,146,600    6,138,429
    Kasikornbank PCL(6364766)                                                 210,900    1,129,073
    KCE Electronics PCL                                                       431,000    1,334,252
    Krung Thai Bank PCL                                                     6,900,587    3,723,691
    Land & Houses PCL(6581941)                                              4,746,340    1,307,569
    Land & Houses PCL(6581930)                                                790,000      219,881
    Minor International PCL                                                 2,391,770    2,360,523
    MK Restaurants Group PCL                                                  421,700      676,684
    Pruksa Holding PCL                                                      2,958,300    1,957,637
    PTG Energy PCL                                                             66,100       52,565
    PTT Exploration & Production PCL(B1359J0)                               2,414,655    6,720,710
    PTT Exploration & Production PCL(B1359L2)                                  65,409      182,053
    PTT Global Chemical PCL                                                 2,570,472    4,964,274
    PTT PCL                                                                 1,634,600   18,755,422
    Ratchaburi Electricity Generating Holding PCL                             824,700    1,194,538
    Robinson Department Store PCL                                             598,500      985,885
    Siam Cement PCL (The)(6609906)                                            166,400    2,391,321
    Siam Cement PCL (The)(6609928)                                            230,100    3,306,748
    Siam City Cement PCL                                                      163,213    1,302,552
    Siam Commercial Bank PCL (The)                                          1,140,966    4,909,297
    Siam Global House PCL                                                   1,111,898      584,212
*   Thai Airways International PCL                                          1,395,900      852,367
    Thai Oil PCL                                                            1,455,200    2,965,368
    Thai Union Group PCL Class F                                            2,705,940    1,598,510
    Thanachart Capital PCL                                                  1,044,400    1,408,946
    TMB Bank PCL                                                           24,158,000    1,605,502
    Total Access Communication PCL(B1YWK08)                                 1,459,300    1,626,740
    Total Access Communication PCL(B231MK7)                                   423,600      472,204
    TPI Polene PCL                                                         12,385,600      837,198
    True Corp. PCL                                                         27,648,131    5,143,290
    TTW PCL                                                                 2,098,400      637,685
                                                                                      ------------
TOTAL THAILAND                                                                         144,825,543
                                                                                      ------------
TURKEY -- (1.3%)
    Akbank TAS                                                              2,209,103    4,924,079
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                               282,261    1,584,668
    Arcelik A.S.                                                              540,990    3,281,358
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                                 333,342    1,206,553
    BIM Birlesik Magazalar A.S.                                               342,629    4,890,845
    Coca-Cola Icecek A.S.                                                     124,347    1,274,672
    Enka Insaat ve Sanayi A.S.                                                547,496      833,472
    Eregli Demir ve Celik Fabrikalari TAS                                   3,170,077    4,884,789
    Ford Otomotiv Sanayi A.S.                                                 126,138    1,167,406
    KOC Holding A.S.                                                          753,593    3,035,700

THE EMERGING MARKETS SERIES
CONTINUED


                                                                            Shares      Value++
                                                                           --------- --------------
TURKEY -- (Continued)
    Petkim Petrokimya Holding A.S.                                         1,293,596 $    1,443,495
    TAV Havalimanlari Holding A.S.                                           341,666      1,406,191
    Tofas Turk Otomobil Fabrikasi A.S.                                       212,178      1,465,195
    Tupras Turkiye Petrol Rafinerileri A.S.                                  261,144      5,677,156
*   Turk Hava Yollari AO                                                   2,046,901      3,005,642
    Turk Telekomunikasyon A.S.                                               699,083      1,044,064
*   Turkcell Iletisim Hizmetleri A.S.                                      1,142,611      3,436,587
*   Turkcell Iletisim Hizmetleri A.S. ADR                                     73,838        550,093
    Turkiye Garanti Bankasi A.S.                                           3,265,633      7,213,333
    Turkiye Halk Bankasi A.S.                                              1,285,231      3,830,242
    Turkiye Is Bankasi Class C                                             2,548,532      4,028,393
    Turkiye Sinai Kalkinma Bankasi A.S.                                       46,878         17,897
    Turkiye Sise ve Cam Fabrikalari A.S.                                   2,730,783      2,926,881
    Turkiye Vakiflar Bankasi TAO Class D                                   1,445,842      1,884,840
    Ulker Biskuvi Sanayi A.S.                                                244,375      1,179,533
*   Yapi ve Kredi Bankasi A.S.                                             2,464,502      2,503,793
                                                                                     --------------
TOTAL TURKEY                                                                             68,696,877
                                                                                     --------------
TOTAL COMMON STOCKS                                                                   4,989,012,698
                                                                                     --------------
PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
    Banco Bradesco SA                                                      2,388,514     24,781,264
    Braskem SA Class A                                                        73,800        762,403
*   Centrais Eletricas Brasileiras SA Class B                                303,700      2,381,038
    Cia Brasileira de Distribuicao                                           310,022      5,700,457
*   Empresa Nacional de Comercio Redito e Participacoes SA                       280          2,177
    Gerdau SA                                                                836,068      3,239,965
    Itau Unibanco Holding SA                                               4,317,027     51,007,760
    Lojas Americanas SA                                                      899,139      4,774,891
*   Petroleo Brasileiro SA                                                 2,825,761     13,471,734
*   Petroleo Brasileiro SA Sponsored ADR                                   1,440,006     13,694,457
    Suzano Papel e Celulose SA Class A                                       798,971      3,398,175
    Telefonica Brasil SA                                                     465,063      6,887,110
    Vale SA                                                                2,522,202     24,469,811
    Vale SA Sponsored ADR                                                    364,278      3,529,854
                                                                                     --------------
TOTAL BRAZIL                                                                            158,101,096
                                                                                     --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                          113,824        410,403
                                                                                     --------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                                      209,529      2,253,794
    Bancolombia SA                                                            30,330        285,800
    Grupo Argos SA                                                            28,838        185,762
    Grupo Aval Acciones y Valores SA                                       4,185,719      1,710,209
    Grupo de Inversiones Suramericana SA                                     112,524      1,462,745
                                                                                     --------------
TOTAL COLOMBIA                                                                            5,898,310
                                                                                     --------------
TOTAL PREFERRED STOCKS                                                                  164,409,809
                                                                                     --------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                                              Shares      Value++
                                                                            ---------- --------------
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
*    Korean Air Lines Co., Ltd. Rights 03/07/17                                 22,307 $      106,535
*    Samsung Securities Co., Ltd. Rights 03/08/17                               11,956         62,758
                                                                                       --------------
TOTAL SOUTH KOREA                                                                             169,293
                                                                                       --------------
THAILAND -- (0.0%)
*    TPI Polene PCL Rights 4/30/17                                              76,454             --
                                                                                       --------------
TOTAL RIGHTS/WARRANTS                                                                         169,293
                                                                                       --------------
TOTAL INVESTMENT SECURITIES                                                             5,153,591,800
                                                                                       --------------

                                                                                          Value+
                                                                                       --------------
Securities Lending Collateral -- (2.7%)
(S)@ DFA Short Term Investment Fund                                         12,513,179    144,802,508
                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,220,051,585)^^                                  $5,298,394,308
                                                                                       ==============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
   Brazil                      $ 90,321,540 $  188,277,351   --    $  278,598,891
   Chile                         36,519,366     35,029,120   --        71,548,486
   China                        236,801,482    642,889,086   --       879,690,568
   Colombia                      24,264,079             --   --        24,264,079
   Czech Republic                        --      9,339,792   --         9,339,792
   Egypt                            590,198      6,745,126   --         7,335,324
   Greece                                --     12,212,319   --        12,212,319
   Hungary                               --     21,360,471   --        21,360,471
   India                         30,400,668    567,023,201   --       597,423,869
   Indonesia                      5,788,915    147,380,231   --       153,169,146
   Malaysia                              --    171,396,692   --       171,396,692
   Mexico                       233,922,367             --   --       233,922,367
   Peru                          15,428,955             --   --        15,428,955
   Philippines                    1,773,882     82,454,613   --        84,228,495
   Poland                                --     82,723,213   --        82,723,213
   Russia                         1,470,819    108,126,694   --       109,597,513
   South Africa                  54,130,989    348,979,608   --       403,110,597
   South Korea                   28,059,652    797,573,426   --       825,633,078
   Taiwan                        61,544,289    732,962,134   --       794,506,423
   Thailand                     144,825,543             --   --       144,825,543
   Turkey                           550,093     68,146,784   --        68,696,877
Preferred Stocks
   Brazil                        17,226,488    140,874,608   --       158,101,096
   Chile                                 --        410,403   --           410,403
   Colombia                       5,898,310             --   --         5,898,310
Rights/Warrants
   South Korea                           --        169,293   --           169,293
Securities Lending Collateral            --    144,802,508   --       144,802,508
Futures Contracts**               1,298,295             --   --         1,298,295
                               ------------ --------------   --    --------------
Total                          $990,815,930 $4,308,876,673   --    $5,299,692,603
                               ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               January 31, 2017
                                  (Unaudited)

                                                                            Shares      Value+
                                                                           --------- ------------
COMMON STOCKS -- (98.6%)
Consumer Discretionary -- (15.7%)
*   1-800-Flowers.com, Inc. Class A                                           44,330 $    398,970
    Aaron's, Inc.                                                              4,830      149,440
*   Adient P.L.C.                                                             22,979    1,458,937
#*  Arctic Cat, Inc.                                                           3,436       64,597
#*  Ascent Capital Group, Inc. Class A                                         8,450      130,890
#   Autoliv, Inc.                                                              9,404    1,087,667
#*  AV Homes, Inc.                                                             3,852       67,988
*   Ballantyne Strong, Inc.                                                    9,030       65,468
*   Barnes & Noble Education, Inc.                                             7,710       77,485
    Barnes & Noble, Inc.                                                      12,200      124,440
    Bassett Furniture Industries, Inc.                                         2,900       81,780
    Beasley Broadcast Group, Inc. Class A                                      9,471       71,033
#*  Beazer Homes USA, Inc.                                                     4,326       61,689
*   Belmond, Ltd. Class A                                                     75,198    1,041,492
    Best Buy Co., Inc.                                                       197,800    8,806,056
    Big 5 Sporting Goods Corp.                                                 8,501      130,915
*   Biglari Holdings, Inc.                                                         8        3,546
#*  BJ's Restaurants, Inc.                                                    25,971      923,269
#   Bob Evans Farms, Inc.                                                     32,778    1,849,663
*   Build-A-Bear Workshop, Inc.                                               25,874      310,488
*   Cabela's, Inc.                                                            53,051    2,965,020
    Caleres, Inc.                                                             74,697    2,296,933
    Callaway Golf Co.                                                         38,543      436,692
*   Cambium Learning Group, Inc.                                              37,733      190,174
    Canterbury Park Holding Corp.                                              2,755       27,688
#   Carnival Corp.                                                           489,649   27,116,762
#   Carriage Services, Inc.                                                   20,916      542,770
*   Cavco Industries, Inc.                                                     7,600      746,700
    CBS Corp. Class A                                                         23,484    1,544,543
#*  Charter Communications, Inc. Class A                                     339,394  109,946,686
*   Christopher & Banks Corp.                                                 56,231       75,350
#   Churchill Downs, Inc.                                                      7,682    1,101,215
    Citi Trends, Inc.                                                          3,415       54,811
    Columbia Sportswear Co.                                                    8,634      469,431
    Comcast Corp. Class A                                                  3,610,797  272,326,310
*   Conn's, Inc.                                                              25,450      268,497
    Core-Mark Holding Co., Inc.                                               96,236    3,361,523
    CSS Industries, Inc.                                                      10,852      267,176
    CST Brands, Inc.                                                          50,181    2,417,721
    Culp, Inc.                                                                10,036      323,159
*   Delta Apparel, Inc.                                                        7,532      141,150
    Destination Maternity Corp.                                                  200        1,132
    DeVry Education Group, Inc.                                                8,757      293,359
#   Dillard's, Inc. Class A                                                  120,300    6,789,732
*   Discovery Communications, Inc. Class B                                     3,762      104,772
*   Discovery Communications, Inc. Class C                                     3,762      104,245
*   Dixie Group, Inc. (The)                                                   11,800       41,300
#*  Dorman Products, Inc.                                                     12,311      849,705
    Dover Motorsports, Inc.                                                   15,098       33,971
    DR Horton, Inc.                                                          208,125    6,225,019
    Educational Development Corp.                                              1,679       12,509

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
                                                                            Shares     Value+
                                                                           --------- -----------
Consumer Discretionary -- (Continued)
#*  Eldorado Resorts, Inc.                                                    18,512 $   286,936
    Escalade, Inc.                                                               277       3,656
#*  EW Scripps Co. (The) Class A                                              81,265   1,583,042
#   Flanigan's Enterprises, Inc.                                                 865      20,976
    Flexsteel Industries, Inc.                                                 2,068     105,178
    Ford Motor Co.                                                         2,580,303  31,892,545
#   Fred's, Inc. Class A                                                      47,275     688,797
*   FTD Cos., Inc.                                                            24,893     572,041
#*  G-III Apparel Group, Ltd.                                                 22,788     598,413
#   GameStop Corp. Class A                                                   104,752   2,565,376
    Gaming Partners International Corp.                                          500       5,925
    Gannett Co., Inc.                                                         59,819     575,459
    General Motors Co.                                                     1,063,145  38,921,738
#*  Genesco, Inc.                                                              7,056     424,771
    Graham Holdings Co. Class B                                                5,780   3,002,999
*   Gray Television, Inc.                                                     46,874     555,457
#   Group 1 Automotive, Inc.                                                  57,936   4,680,649
    Harte-Hanks, Inc.                                                         55,608      86,748
#   Haverty Furniture Cos., Inc.                                              33,479     729,842
*   Helen of Troy, Ltd.                                                       64,389   6,007,494
    Hooker Furniture Corp.                                                    14,814     491,825
*   Hyatt Hotels Corp. Class A                                                14,601     798,821
*   Iconix Brand Group, Inc.                                                  65,319     672,133
    International Speedway Corp. Class A                                      24,844     910,533
*   J Alexander's Holdings, Inc.                                               2,666      26,660
*   JAKKS Pacific, Inc.                                                       13,103      66,825
#*  JC Penney Co., Inc.                                                       85,215     566,680
    Johnson Outdoors, Inc. Class A                                            15,588     537,474
#   KB Home                                                                   30,800     504,504
#   Kohl's Corp.                                                              14,353     571,680
    La-Z-Boy, Inc.                                                            56,332   1,611,095
*   Lakeland Industries, Inc.                                                 11,757     127,563
#*  Lands' End, Inc.                                                          21,056     323,210
    Lennar Corp. Class A                                                     224,100  10,006,065
    Lennar Corp. Class B                                                       7,868     282,933
*   Liberty Broadband Corp. Class A                                           24,095   2,016,270
*   Liberty Broadband Corp. Class B                                            1,905     160,639
#*  Liberty Broadband Corp. Class C                                           67,601   5,769,069
*   Liberty Expedia Holdings, Inc. Class A                                    80,904   3,560,585
#*  Liberty Expedia Holdings, Inc. Class B                                     3,457     152,004
*   Liberty Interactive Corp., QVC Group Class A                             882,463  16,925,640
#*  Liberty Interactive Corp., QVC Group Class B                              35,706     683,056
*   Liberty Media Corp.-Liberty Braves Class A                                 9,638     192,278
#*  Liberty Media Corp.-Liberty Braves Class B                                   762      16,311
*   Liberty Media Corp.-Liberty Braves Class C                                20,801     415,604
#*  Liberty Media Corp.-Liberty Formula One Class A                           24,095     698,273
#*  Liberty Media Corp.-Liberty Formula One Class B                            1,905      58,045
#*  Liberty Media Corp.-Liberty Formula One Class C                           52,002   1,494,537
*   Liberty Media Corp.-Liberty SiriusXM Class A                              96,383   3,492,920
#*  Liberty Media Corp.-Liberty SiriusXM Class B                               7,622     272,868
*   Liberty Media Corp.-Liberty SiriusXM Class C                             208,010   7,465,479
*   Liberty TripAdvisor Holdings, Inc. Class A                                76,802   1,378,596
*   Liberty TripAdvisor Holdings, Inc. Class B                                 3,570      69,704

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
                                                                                  Shares    Value+
                                                                                  ------- -----------
Consumer Discretionary -- (Continued)
*          Liberty Ventures Series A                                              121,356 $ 5,297,189
#*         Liberty Ventures Series B                                                5,186     228,884
           Lifetime Brands, Inc.                                                   16,431     245,643
#          Lions Gate Entertainment Corp. Class A                                   4,691     134,960
#*         Lions Gate Entertainment Corp. Class B                                   4,691     125,672
#          Lithia Motors, Inc. Class A                                             34,933   3,602,291
*          Luby's, Inc.                                                            32,226     118,269
*          M/I Homes, Inc.                                                         37,930     953,560
*          Madison Square Garden Co. (The) Class A                                  9,852   1,730,701
           Marcus Corp. (The)                                                      18,899     560,355
*          MarineMax, Inc.                                                         29,164     625,568
#          Marriott Vacations Worldwide Corp.                                       2,531     218,881
#*         McClatchy Co. (The) Class A                                              6,060      69,932
(degrees)* Media General, Inc.                                                     25,196       7,808
#          Meredith Corp.                                                          32,676   2,003,039
*          Meritage Homes Corp.                                                    28,156   1,034,733
*          MGM Resorts International                                              227,871   6,562,685
*          Modine Manufacturing Co.                                                14,650     199,240
*          Mohawk Industries, Inc.                                                 98,740  21,312,042
*          Monarch Casino & Resort, Inc.                                            1,103      26,207
#*         Motorcar Parts of America, Inc.                                         13,074     342,931
           Movado Group, Inc.                                                      21,998     597,246
*          MSG Networks, Inc. Class A                                              29,558     685,746
*          Murphy USA, Inc.                                                        30,778   1,960,559
#          NACCO Industries, Inc. Class A                                           6,832     503,860
*          New York & Co., Inc.                                                     6,926      15,029
#          Newell Brands, Inc.                                                    209,562   9,918,569
           News Corp. Class A                                                     402,247   4,943,616
#          News Corp. Class B                                                      99,903   1,263,773
           Nexstar Media Group, Inc.                                                3,146     205,748
           Office Depot, Inc.                                                     181,609     808,160
#          Penske Automotive Group, Inc.                                           43,845   2,383,414
*          Perry Ellis International, Inc.                                         19,169     452,197
           PulteGroup, Inc.                                                       143,221   3,080,684
           PVH Corp.                                                               31,964   2,998,543
           RCI Hospitality Holdings, Inc.                                          12,026     211,056
*          Red Robin Gourmet Burgers, Inc.                                         31,175   1,482,371
*          Regis Corp.                                                             49,623     690,752
#          Rent-A-Center, Inc.                                                     76,435     684,858
           Rocky Brands, Inc.                                                       8,729     110,422
#          Royal Caribbean Cruises, Ltd.                                          322,500  30,195,675
*          Ruby Tuesday, Inc.                                                      17,500      34,300
           Saga Communications, Inc. Class A                                        8,693     437,258
           Salem Media Group, Inc.                                                 10,922      66,624
           Scholastic Corp.                                                        30,900   1,414,602
*          Sequential Brands Group, Inc.                                               70         324
*          Shiloh Industries, Inc.                                                 15,461     185,377
           Shoe Carnival, Inc.                                                     33,450     855,316
           Spartan Motors, Inc.                                                    16,820     132,878
           Speedway Motorsports, Inc.                                              16,132     346,677
           Standard Motor Products, Inc.                                           37,342   1,862,246
           Staples, Inc.                                                          426,509   3,923,883
*          Stoneridge, Inc.                                                        19,361     317,714

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
                                                                            Shares      Value+
                                                                           --------- ------------
Consumer Discretionary -- (Continued)
    Strattec Security Corp.                                                    5,224 $    160,899
    Superior Industries International, Inc.                                   23,275      536,489
    Superior Uniform Group, Inc.                                              17,956      305,611
#   Tailored Brands, Inc.                                                     15,981      339,596
*   Tandy Leather Factory, Inc.                                                9,974       77,299
    TEGNA, Inc.                                                              119,639    2,740,929
    Time Warner, Inc.                                                      1,534,860  148,651,191
    Time, Inc.                                                               191,857    3,693,247
#*  Toll Brothers, Inc.                                                      179,799    5,638,497
*   Trans World Entertainment Corp.                                            5,781       15,898
#*  Tuesday Morning Corp.                                                     60,500      260,150
    Twenty-First Century Fox, Inc. Class A                                 1,287,383   40,398,079
    Twenty-First Century Fox, Inc. Class B                                   550,972   17,085,642
*   UCP, Inc. Class A                                                          7,837       88,950
*   Unifi, Inc.                                                               43,422    1,167,618
*   Universal Electronics, Inc.                                                3,206      190,757
*   Vista Outdoor, Inc.                                                       77,610    2,235,944
*   VOXX International Corp.                                                   3,750       15,750
    Walt Disney Co. (The)                                                     26,220    2,901,243
#   Wendy's Co. (The)                                                        242,704    3,283,785
*   West Marine, Inc.                                                         26,468      245,358
    Whirlpool Corp.                                                           30,049    5,255,270
                                                                                     ------------
Total Consumer Discretionary                                                          967,068,058
                                                                                     ------------
Consumer Staples -- (8.2%)
#   Alico, Inc.                                                                  960       25,872
#*  Alliance One International, Inc.                                           3,508       58,408
    Andersons, Inc. (The)                                                     23,660      893,165
    Archer-Daniels-Midland Co.                                               813,476   36,004,448
    Bunge, Ltd.                                                              121,368    8,399,879
*   CCA Industries, Inc.                                                       8,323       21,640
*   Central Garden & Pet Co.                                                  25,184      827,294
*   Central Garden & Pet Co. Class A                                          48,121    1,481,164
    Constellation Brands, Inc. Class A                                        28,408    4,254,382
    Constellation Brands, Inc. Class B                                        12,615    1,908,397
#*  Craft Brew Alliance, Inc.                                                  9,754      148,261
    CVS Health Corp.                                                       1,510,745  119,061,813
    Fresh Del Monte Produce, Inc.                                             39,437    2,257,768
#*  Hain Celestial Group, Inc. (The)                                          87,292    3,453,272
    Ingles Markets, Inc. Class A                                              11,437      517,524
    Ingredion, Inc.                                                           62,117    7,962,778
    JM Smucker Co. (The)                                                     108,204   14,699,513
    John B. Sanfilippo & Son, Inc.                                            10,428      686,058
    Kraft Heinz Co. (The)                                                    176,768   15,783,615
*   Landec Corp.                                                              37,056      466,906
    Mannatech, Inc.                                                              717       14,232
#   MGP Ingredients, Inc.                                                      4,188      177,529
#   Molson Coors Brewing Co. Class A                                           1,908      183,740
    Molson Coors Brewing Co. Class B                                         186,550   18,005,806
    Mondelez International, Inc. Class A                                   2,081,099   92,151,064
    Nutraceutical International Corp.                                         14,615      489,603
    Oil-Dri Corp. of America                                                   5,047      169,832
*   Omega Protein Corp.                                                       25,852      645,007

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
                                                                            Shares      Value+
                                                                           --------- ------------
Consumer Staples -- (Continued)
#*  Post Holdings, Inc.                                                       50,201 $  4,200,820
    Reynolds American, Inc.                                                  188,277   11,321,096
#   Sanderson Farms, Inc.                                                     16,100    1,465,100
*   Seaboard Corp.                                                             1,812    6,976,200
*   Seneca Foods Corp. Class A                                                 6,301      225,891
*   Seneca Foods Corp. Class B                                                   300       11,565
#   Snyder's-Lance, Inc.                                                      32,153    1,234,032
    SpartanNash Co.                                                           34,281    1,297,879
#   Spectrum Brands Holdings, Inc.                                            31,986    4,266,613
#*  TreeHouse Foods, Inc.                                                     24,190    1,835,537
    Tyson Foods, Inc. Class A                                                405,030   25,431,834
#   Universal Corp.                                                           22,290    1,515,720
    Wal-Mart Stores, Inc.                                                    972,881   64,930,078
    Walgreens Boots Alliance, Inc.                                           578,187   47,376,643
    Weis Markets, Inc.                                                        11,602      689,623
                                                                                     ------------
Total Consumer Staples                                                                503,527,601
                                                                                     ------------
Energy -- (12.6%)
    Adams Resources & Energy, Inc.                                             6,004      232,655
    Alon USA Energy, Inc.                                                     33,484      377,030
    Anadarko Petroleum Corp.                                                 258,932   18,003,542
    Apache Corp.                                                              15,708      939,653
    Archrock, Inc.                                                            69,200    1,010,320
    Baker Hughes, Inc.                                                       127,976    8,072,726
*   Barnwell Industries, Inc.                                                  7,870       13,182
#   Bristow Group, Inc.                                                       37,360      659,778
#*  California Resources Corp.                                                 2,132       45,667
#*  Callon Petroleum Co.                                                      13,214      201,910
    Chevron Corp.                                                          1,124,251  125,185,349
#*  Cloud Peak Energy, Inc.                                                   33,115      188,424
    ConocoPhillips                                                         1,601,249   78,076,901
*   Dawson Geophysical Co.                                                    29,011      229,767
    Delek US Holdings, Inc.                                                   52,256    1,170,534
    EOG Resources, Inc.                                                       74,157    7,532,868
*   Era Group, Inc.                                                           24,458      383,012
*   Exterran Corp.                                                            34,600    1,073,292
    Exxon Mobil Corp.                                                      2,493,606  209,188,607
    Green Plains, Inc.                                                        26,534      597,015
    Gulf Island Fabrication, Inc.                                             15,018      208,750
#*  Gulfmark Offshore, Inc. Class A                                           17,250       29,325
*   Helix Energy Solutions Group, Inc.                                       103,010      873,525
#   Helmerich & Payne, Inc.                                                  108,670    7,732,957
#   Hess Corp.                                                               165,152    8,947,935
#   HollyFrontier Corp.                                                       32,210      933,124
*   Hornbeck Offshore Services, Inc.                                           6,900       50,025
*   International Seaways, Inc.                                                   12          209
    Kinder Morgan, Inc.                                                      303,244    6,774,471
    Marathon Oil Corp.                                                       467,019    7,822,568
    Marathon Petroleum Corp.                                                 903,936   43,434,125
*   Matrix Service Co.                                                        15,423      345,475
#   Murphy Oil Corp.                                                         108,993    3,150,988
    Nabors Industries, Ltd.                                                  181,974    2,957,077
#   National Oilwell Varco, Inc.                                             213,118    8,057,992

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
                                                                           Shares     Value+
                                                                           ------- ------------
Energy -- (Continued)
*   Natural Gas Services Group, Inc.                                        15,026 $    431,246
*   Newpark Resources, Inc.                                                 97,395      735,332
    Noble Energy, Inc.                                                     133,794    5,319,649
    Occidental Petroleum Corp.                                             193,548   13,116,748
*   Parker Drilling Co.                                                    103,773      264,621
#   Patterson-UTI Energy, Inc.                                             152,325    4,271,193
#*  PDC Energy, Inc.                                                        24,103    1,782,176
*   PHI, Inc. Non-Voting                                                    15,570      246,785
*   PHI, Inc. Voting                                                         1,099       17,166
    Phillips 66                                                            883,414   72,104,251
*   Pioneer Energy Services Corp.                                           74,262      467,851
    Pioneer Natural Resources Co.                                           88,400   15,932,332
*   QEP Resources, Inc.                                                     33,043      576,270
#*  Renewable Energy Group, Inc.                                             2,882       25,073
#*  REX American Resources Corp.                                             4,050      336,272
#*  Rowan Cos. P.L.C. Class A                                              118,378    2,121,334
    Schlumberger, Ltd.                                                     603,242   50,497,388
*   SEACOR Holdings, Inc.                                                   20,471    1,506,051
    SemGroup Corp. Class A                                                   4,727      187,662
#   Ship Finance International, Ltd.                                        12,481      187,215
    Superior Energy Services, Inc.                                          75,686    1,337,372
#*  Tesco Corp.                                                              3,745       32,207
    Tesoro Corp.                                                           168,807   13,648,046
#*  Unit Corp.                                                              52,140    1,355,640
    Valero Energy Corp.                                                    605,899   39,843,918
    Western Refining, Inc.                                                  47,810    1,673,828
*   Whiting Petroleum Corp.                                                 16,007      177,518
                                                                                   ------------
Total Energy                                                                        772,695,922
                                                                                   ------------
Financials -- (22.1%)
    1st Source Corp.                                                        45,305    2,043,709
    Aflac, Inc.                                                            130,228    9,114,658
*   Alleghany Corp.                                                          3,115    1,905,041
    Allied World Assurance Co. Holdings AG                                  76,431    4,060,779
    Allstate Corp. (The)                                                   211,174   15,882,397
    American Equity Investment Life Holding Co.                             88,700    2,093,320
    American Financial Group, Inc.                                         173,596   14,958,767
    American International Group, Inc.                                     838,781   53,900,067
    American National Insurance Co.                                         23,302    2,716,780
#   AmeriServ Financial, Inc.                                               33,075      130,646
*   Arch Capital Group, Ltd.                                                 3,094      273,355
    Argo Group International Holdings, Ltd.                                 51,636    3,302,122
    Aspen Insurance Holdings, Ltd.                                         102,623    5,787,937
    Associated Banc-Corp                                                    31,434      795,280
    Assurant, Inc.                                                          65,820    6,393,097
    Assured Guaranty, Ltd.                                                 122,989    4,785,502
*   Asta Funding, Inc.                                                       7,527       76,775
    Astoria Financial Corp.                                                 19,344      365,795
*   Atlanticus Holdings Corp.                                               19,218       54,579
    Axis Capital Holdings, Ltd.                                              8,510      544,725
    Baldwin & Lyons, Inc. Class A                                              300        7,296
    Baldwin & Lyons, Inc. Class B                                            6,556      157,344
*   Bancorp, Inc. (The)                                                        459        2,749

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
                                                                            Shares      Value+
                                                                           --------- ------------
Financials -- (Continued)
    Bank Mutual Corp.                                                         14,475 $    138,236
    Bank of America Corp.                                                  5,636,194  127,603,432
    Bank of New York Mellon Corp. (The)                                      671,211   30,023,268
    BankFinancial Corp.                                                       21,475      289,268
    Bar Harbor Bankshares                                                      1,822       78,947
    BB&T Corp.                                                               142,893    6,600,228
    BCB Bancorp, Inc.                                                          1,059       14,349
    Berkshire Hills Bancorp, Inc.                                             30,747    1,088,444
    Capital City Bank Group, Inc.                                             15,389      318,398
    Capital One Financial Corp.                                              373,787   32,665,246
*   Cascade Bancorp                                                           15,799      125,918
    Cathay General Bancorp                                                    17,730      646,081
    CenterState Banks, Inc.                                                      747       18,219
    Century Bancorp, Inc. Class A                                                495       29,849
    Chubb, Ltd.                                                              111,887   14,712,022
    Cincinnati Financial Corp.                                                12,284      867,005
    CIT Group, Inc.                                                           45,907    1,890,909
    Citigroup, Inc.                                                        1,870,326  104,420,301
    Citizens Community Bancorp, Inc.                                          10,355      129,023
    CME Group, Inc.                                                          381,507   46,192,868
    CNA Financial Corp.                                                      200,051    8,332,124
    CNO Financial Group, Inc.                                                301,264    5,696,902
    Codorus Valley Bancorp, Inc.                                                 144        3,696
    Comerica, Inc.                                                            16,431    1,109,585
    Community West Bancshares                                                    400        4,060
*   Consumer Portfolio Services, Inc.                                         30,005      143,424
#*  Cowen Group, Inc. Class A                                                  3,989       59,835
    Donegal Group, Inc. Class A                                               13,586      223,761
    Donegal Group, Inc. Class B                                                  300        4,883
*   E*TRADE Financial Corp.                                                   89,699    3,359,228
    Eastern Virginia Bankshares, Inc.                                            307        3,070
    EMC Insurance Group, Inc.                                                 27,511      801,946
    Endurance Specialty Holdings, Ltd.                                        94,576    8,766,249
    Enterprise Financial Services Corp.                                        3,235      134,738
    ESSA Bancorp, Inc.                                                         8,217      130,075
    Evans Bancorp, Inc.                                                        1,681       62,029
    Everest Re Group, Ltd.                                                    34,913    7,678,416
    Farmers Capital Bank Corp.                                                   302       11,219
    FBL Financial Group, Inc. Class A                                         24,660    1,721,268
    Federal Agricultural Mortgage Corp. Class A                                  177       10,620
    Federal Agricultural Mortgage Corp. Class C                                9,200      512,072
    Federated National Holding Co.                                            13,665      250,616
    Fidelity Southern Corp.                                                    7,213      167,702
    Fifth Third Bancorp                                                       92,166    2,405,533
*   First Acceptance Corp.                                                    27,347       43,482
    First American Financial Corp.                                            61,982    2,329,284
#   First Bancorp                                                             16,138      472,359
    First Business Financial Services, Inc.                                      964       23,358
    First Citizens BancShares, Inc. Class A                                    8,627    3,163,866
#   First Commonwealth Financial Corp.                                        30,547      431,324
    First Community Bancshares, Inc.                                             183        5,325
    First Defiance Financial Corp.                                            10,880      527,245
    First Financial Northwest, Inc.                                           25,371      526,448

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                            Shares      Value+
                                                                           --------- ------------
Financials -- (Continued)
    First Merchants Corp.                                                     41,623 $  1,595,410
    First Midwest Bancorp, Inc.                                                7,168      174,039
    First South Bancorp, Inc.                                                  2,278       28,224
#   FNB Corp.                                                                 63,117      942,968
*   FNFV Group                                                                15,438      200,694
*   Genworth Financial, Inc. Class A                                          34,964      117,479
#   German American Bancorp, Inc.                                              4,179      200,550
*   Global Indemnity, Ltd.                                                     8,282      327,222
    Goldman Sachs Group, Inc. (The)                                          209,155   47,963,425
    Great Southern Bancorp, Inc.                                               1,616       80,881
    Great Western Bancorp, Inc.                                                  260       11,115
    Guaranty Federal Bancshares, Inc.                                          1,684       34,354
*   Hallmark Financial Services, Inc.                                         20,834      227,924
    Hanover Insurance Group, Inc. (The)                                       88,829    7,456,306
    Hartford Financial Services Group, Inc. (The)                            320,787   15,625,535
    Heartland Financial USA, Inc.                                                465       21,762
    Hilltop Holdings, Inc.                                                    26,171      716,562
    Hingham Institution for Savings                                              331       64,012
*   HMN Financial, Inc.                                                        3,456       63,072
    Home Bancorp, Inc.                                                           719       25,575
    HopFed Bancorp, Inc.                                                       6,781       96,222
    Horace Mann Educators Corp.                                               58,206    2,406,818
    Huntington Bancshares, Inc.                                               70,847      958,560
    Iberiabank Corp.                                                             697       57,259
    Independence Holding Co.                                                  13,333      265,327
    Infinity Property & Casualty Corp.                                        15,800    1,372,230
    International Bancshares Corp.                                               800       29,680
    Investment Technology Group, Inc.                                         23,677      476,381
    Investors Title Co.                                                        1,169      142,057
    Janus Capital Group, Inc.                                                 24,840      310,500
    JPMorgan Chase & Co.                                                   2,695,925  228,156,133
#   Kemper Corp.                                                              46,361    2,002,795
    Kentucky First Federal Bancorp                                             2,400       22,800
    KeyCorp                                                                  526,210    9,455,994
    Lakeland Bancorp, Inc.                                                     8,740      162,127
    Landmark Bancorp, Inc.                                                     2,277       69,449
#   Legg Mason, Inc.                                                          43,400    1,375,346
    Lincoln National Corp.                                                   134,595    9,086,508
    Loews Corp.                                                              243,798   11,356,111
    M&T Bank Corp.                                                             4,241      689,459
    Macatawa Bank Corp.                                                       15,191      155,252
    Mackinac Financial Corp.                                                   6,893       91,539
    Maiden Holdings, Ltd.                                                      5,792      102,808
    MainSource Financial Group, Inc.                                          45,000    1,478,700
*   Markel Corp.                                                                 101       93,425
    Marlin Business Services Corp.                                            14,241      326,831
    MB Financial, Inc.                                                        19,678      876,261
#*  MBIA, Inc.                                                                82,267      839,123
    MBT Financial Corp.                                                        9,396      101,477
    Mercantile Bank Corp.                                                      4,422      142,831
    Meta Financial Group, Inc.                                                 1,083       95,142
    MetLife, Inc.                                                            958,812   52,168,961
    MidWestOne Financial Group, Inc.                                             346       12,217

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CONTINUED


                                                                            Shares     Value+
                                                                           --------- -----------
Financials -- (Continued)
    Morgan Stanley                                                         1,036,923 $44,058,858
    MutualFirst Financial, Inc.                                                2,300      71,875
    Nasdaq, Inc.                                                              42,129   2,971,780
    National Western Life Group, Inc. Class A                                    900     263,835
    Navigators Group, Inc. (The)                                               7,370     413,826
#   New York Community Bancorp, Inc.                                          52,185     792,690
*   NewStar Financial, Inc.                                                   41,166     365,554
    Northrim BanCorp, Inc.                                                     5,734     161,986
    OFG Bancorp                                                               30,191     400,031
    Old Republic International Corp.                                         172,923   3,596,798
    Oppenheimer Holdings, Inc. Class A                                         3,097      52,959
    PacWest Bancorp                                                            1,076      59,610
    Park Sterling Corp.                                                          992      11,606
#   People's United Financial, Inc.                                           68,700   1,288,125
    Peoples Bancorp of North Carolina, Inc.                                      250       6,500
    Peoples Bancorp, Inc.                                                     15,923     494,409
*   PHH Corp.                                                                 54,576     795,718
*   Piper Jaffray Cos.                                                           312      21,996
    PNC Financial Services Group, Inc. (The)                                 170,790  20,573,363
    Popular, Inc.                                                             56,536   2,511,895
    Premier Financial Bancorp, Inc.                                            4,877      89,347
#   Principal Financial Group, Inc.                                          218,754  12,488,666
    Provident Financial Holdings, Inc.                                           544      10,080
#   Provident Financial Services, Inc.                                        21,059     557,432
    Prudential Financial, Inc.                                               497,625  52,305,364
    Radian Group, Inc.                                                       161,945   2,979,788
    Regions Financial Corp.                                                1,302,555  18,769,818
    Reinsurance Group of America, Inc.                                       169,166  21,225,258
    RenaissanceRe Holdings, Ltd.                                              12,667   1,726,765
    Renasant Corp.                                                            42,102   1,675,660
#*  Republic First Bancorp, Inc.                                               2,174      16,414
    Riverview Bancorp, Inc.                                                    1,682      12,901
    Safety Insurance Group, Inc.                                              26,197   1,878,325
    Sandy Spring Bancorp, Inc.                                                 9,125     373,851
*   Select Bancorp, Inc.                                                         600       6,198
#   Selective Insurance Group, Inc.                                           45,200   1,884,840
    SI Financial Group, Inc.                                                   5,661      85,198
    South State Corp.                                                          5,283     472,300
*   Southern First Bancshares, Inc.                                            1,216      43,046
    Southwest Bancorp, Inc.                                                   16,974     470,180
    State Auto Financial Corp.                                                15,100     381,426
    State Street Corp.                                                         4,112     313,334
    Sterling Bancorp                                                          70,552   1,682,665
    Stewart Information Services Corp.                                        12,271     535,997
    Suffolk Bancorp                                                              205       8,491
    SunTrust Banks, Inc.                                                     255,532  14,519,328
    Synchrony Financial                                                      544,549  19,505,745
#   Synovus Financial Corp.                                                   22,796     950,137
    Timberland Bancorp, Inc.                                                   2,500      52,275
    Tiptree, Inc.                                                             37,071     242,815
    Torchmark Corp.                                                            7,000     514,780
    Travelers Cos., Inc. (The)                                               153,509  18,080,290
    Trico Bancshares                                                             854      31,487

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                            Shares       Value+
                                                                           --------- --------------
Financials -- (Continued)
#   Trustmark Corp.                                                            4,194 $      141,002
    Umpqua Holdings Corp.                                                     34,932        639,605
*   Unico American Corp.                                                       1,900         19,380
    Union Bankshares Corp.                                                    37,042      1,361,664
#   United Bankshares, Inc.                                                   12,121        543,021
    United Financial Bancorp, Inc.                                             9,193        165,934
    United Fire Group, Inc.                                                   24,429      1,153,049
*   United Security Bancshares                                                   436          3,444
    Unity Bancorp, Inc.                                                        3,999         65,784
    Univest Corp. of Pennsylvania                                                156          4,391
    Unum Group                                                               517,445     23,507,526
    Validus Holdings, Ltd.                                                     8,958        510,606
#   Valley National Bancorp                                                      768          9,300
    Voya Financial, Inc.                                                      14,373        578,082
    Washington Federal, Inc.                                                  97,887      3,215,588
    Waterstone Financial, Inc.                                                 1,426         25,811
    Wells Fargo & Co.                                                      2,007,721    113,094,924
    WesBanco, Inc.                                                            31,678      1,314,637
    West Bancorporation, Inc.                                                  2,744         62,563
    Western New England Bancorp, Inc.                                         11,698        113,471
    Wintrust Financial Corp.                                                  24,224      1,734,438
#   WR Berkley Corp.                                                           5,305        356,549
    XL Group, Ltd.                                                           240,766      9,045,579
#   Zions Bancorporation                                                      53,325      2,249,782
                                                                                     --------------
Total Financials                                                                      1,359,893,650
                                                                                     --------------
Health Care -- (10.5%)
    Abbott Laboratories                                                      694,726     29,018,705
    Aceto Corp.                                                               31,686        604,886
*   Addus HomeCare Corp.                                                       2,044         69,803
    Aetna, Inc.                                                              558,462     66,239,178
*   Albany Molecular Research, Inc.                                           24,874        457,682
*   Alere, Inc.                                                               45,800      1,694,600
*   Allergan P.L.C.                                                          105,649     23,125,510
    Analogic Corp.                                                             2,988        232,018
*   AngioDynamics, Inc.                                                       14,354        231,028
*   Anika Therapeutics, Inc.                                                  14,671        741,472
    Anthem, Inc.                                                             504,640     77,785,210
#*  Aptevo Therapeutics, Inc.                                                  4,339          8,635
*   Arrhythmia Research Technology, Inc.                                       1,200          5,052
    Baxter International, Inc.                                                27,380      1,311,776
    Cigna Corp.                                                               42,954      6,280,734
    CONMED Corp.                                                              43,239      1,928,027
#   Cooper Cos., Inc. (The)                                                   13,956      2,576,417
#*  Cross Country Healthcare, Inc.                                             7,595        109,900
    CryoLife, Inc.                                                            17,502        332,538
#*  Cumberland Pharmaceuticals, Inc.                                          23,319        143,645
*   Cutera, Inc.                                                               1,289         23,846
#*  Cynosure, Inc. Class A                                                     8,077        431,312
    Danaher Corp.                                                            338,041     28,368,401
    Digirad Corp.                                                             26,711        134,890
#*  Emergent BioSolutions, Inc.                                                8,678        262,683
#*  Envision Healthcare Corp.                                                 30,743      2,090,524

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CONTINUED


                                                                                   Shares      Value+
                                                                                  --------- ------------
Health Care -- (Continued)
*          Enzo Biochem, Inc.                                                        41,397 $    276,532
*          Exactech, Inc.                                                             3,390       83,563
*          Express Scripts Holding Co.                                              493,239   33,974,302
*          Five Star Quality Care, Inc.                                               6,065       17,285
*          Harvard Bioscience, Inc.                                                  32,107       96,321
           Humana, Inc.                                                             236,814   47,007,579
*          Impax Laboratories, Inc.                                                   4,700       61,805
*          Integer Holdings Corp.                                                    41,672    1,350,173
#          Invacare Corp.                                                             7,330       84,295
           Kewaunee Scientific Corp.                                                  1,631       41,346
           Kindred Healthcare, Inc.                                                  22,803      151,640
           LeMaitre Vascular, Inc.                                                    5,100      115,821
*          LHC Group, Inc.                                                            1,418       71,084
*          LifePoint Health, Inc.                                                    82,208    4,879,045
*          Magellan Health, Inc.                                                     17,899    1,341,530
(degrees)* MedCath Corp.                                                             29,240           --
           Medtronic P.L.C.                                                         764,960   58,152,259
*          Merit Medical Systems, Inc.                                               13,395      340,233
#*         Molina Healthcare, Inc.                                                   24,941    1,414,653
*          Mylan NV                                                                   6,181      235,187
           National HealthCare Corp.                                                  6,484      485,327
*          Natus Medical, Inc.                                                       15,698      613,007
*          Nuvectra Corp.                                                            13,890      108,064
*          Omnicell, Inc.                                                            35,405    1,271,039
           PerkinElmer, Inc.                                                         76,500    4,069,035
           Pfizer, Inc.                                                           4,178,729  132,591,071
*          PharMerica Corp.                                                          33,305      825,964
*          Prestige Brands Holdings, Inc.                                           111,489    5,882,160
*          RTI Surgical, Inc.                                                        73,086      237,529
#*         SciClone Pharmaceuticals, Inc.                                            13,028      132,234
#*         Select Medical Holdings Corp.                                             42,204      525,440
*          Surmodics, Inc.                                                            5,593      135,351
#          Teleflex, Inc.                                                            37,223    6,243,414
           Thermo Fisher Scientific, Inc.                                           499,520   76,121,853
*          Tivity Health, Inc.                                                       37,281      956,258
#*         Triple-S Management Corp. Class B                                         20,684      395,271
           UnitedHealth Group, Inc.                                                  89,716   14,542,964
#*         Universal American Corp.                                                  70,194      697,728
*          VCA, Inc.                                                                 69,140    6,264,084
*          WellCare Health Plans, Inc.                                               18,375    2,674,297
                                                                                            ------------
Total Health Care                                                                            648,675,215
                                                                                            ------------
Industrials -- (11.5%)
           AAR Corp.                                                                 32,906    1,052,663
           ABM Industries, Inc.                                                      64,500    2,605,155
           Acme United Corp.                                                          1,030       25,091
#          Actuant Corp. Class A                                                      4,057      106,091
*          AECOM                                                                     55,835    2,061,987
*          Aegion Corp.                                                              42,549      989,690
#*         Aerovironment, Inc.                                                       35,065      918,352
           AGCO Corp.                                                                58,973    3,703,504
*          Air Transport Services Group, Inc.                                         6,308      101,748
           Alamo Group, Inc.                                                         22,751    1,720,658

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CONTINUED


                                                                            Shares     Value+
                                                                           --------- -----------
Industrials -- (Continued)
    Alaska Air Group, Inc.                                                   105,252 $ 9,874,743
    Albany International Corp. Class A                                        20,551     975,145
    AMERCO                                                                    29,431  11,085,775
*   Ameresco, Inc. Class A                                                       981       5,101
#   American Railcar Industries, Inc.                                         20,003     890,934
#   Apogee Enterprises, Inc.                                                  36,374   2,076,228
    ArcBest Corp.                                                             12,135     383,466
    Arconic, Inc.                                                            331,751   7,560,605
    Argan, Inc.                                                                   21       1,549
    Astec Industries, Inc.                                                    22,925   1,604,291
*   Atlas Air Worldwide Holdings, Inc.                                        31,815   1,678,241
    Barnes Group, Inc.                                                        36,400   1,751,932
*   BlueLinx Holdings, Inc.                                                      681       4,481
    Brady Corp. Class A                                                       38,500   1,399,475
#   Briggs & Stratton Corp.                                                   41,033     888,775
*   CAI International, Inc.                                                   17,082     275,703
*   Casella Waste Systems, Inc. Class A                                        5,201      60,124
#   Caterpillar, Inc.                                                        107,902  10,321,905
*   CBIZ, Inc.                                                                38,149     499,752
*   CDI Corp.                                                                 26,779     230,299
    CECO Environmental Corp.                                                   3,773      49,502
#   Celadon Group, Inc.                                                       24,642     187,279
    Chicago Rivet & Machine Co.                                                  700      33,614
    CIRCOR International, Inc.                                                10,019     623,983
    Columbus McKinnon Corp.                                                   17,542     482,230
    Comfort Systems USA, Inc.                                                 44,560   1,508,356
    CompX International, Inc.                                                    500       7,300
#   Covanta Holding Corp.                                                     64,592   1,039,931
*   Covenant Transportation Group, Inc. Class A                                7,080     152,432
    CRA International, Inc.                                                    7,613     252,980
    CSX Corp.                                                              1,242,950  57,660,450
    Cummins, Inc.                                                                900     132,309
    Curtiss-Wright Corp.                                                      46,353   4,545,375
    Delta Air Lines, Inc.                                                    355,413  16,789,710
#*  DigitalGlobe, Inc.                                                        21,971     616,287
    DMC Global, Inc.                                                           1,436      22,904
    Douglas Dynamics, Inc.                                                    30,234   1,021,909
*   Ducommun, Inc.                                                            12,645     374,671
    Eastern Co. (The)                                                         10,193     201,821
    Eaton Corp. P.L.C.                                                       186,354  13,190,136
    EMCOR Group, Inc.                                                         50,540   3,522,133
    Encore Wire Corp.                                                         19,966     843,564
    EnerSys                                                                   43,239   3,370,480
*   Engility Holdings, Inc.                                                    7,988     234,288
    Ennis, Inc.                                                               31,756     536,676
    EnPro Industries, Inc.                                                    17,635   1,197,593
    ESCO Technologies, Inc.                                                   17,601   1,024,378
    Espey Manufacturing & Electronics Corp.                                    1,671      43,989
    Essendant, Inc.                                                           24,021     501,799
#*  Esterline Technologies Corp.                                              44,968   3,851,509
    Federal Signal Corp.                                                      71,923   1,117,683
    FedEx Corp.                                                              142,324  26,914,892
    Fortune Brands Home & Security, Inc.                                     123,726   6,821,014

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CONTINUED


                                                                            Shares     Value+
                                                                           --------- -----------
Industrials -- (Continued)
*   Franklin Covey Co.                                                         3,046 $    53,305
    FreightCar America, Inc.                                                   9,404     135,888
*   FTI Consulting, Inc.                                                      25,736   1,084,515
    G&K Services, Inc. Class A                                                29,714   2,854,327
#   GATX Corp.                                                                65,445   3,784,030
*   Gencor Industries, Inc.                                                   13,149     205,782
    General Electric Co.                                                   2,102,284  62,437,835
#*  Genesee & Wyoming, Inc. Class A                                            1,200      90,432
*   Gibraltar Industries, Inc.                                                24,203   1,062,512
*   GP Strategies Corp.                                                       18,583     477,583
#   Granite Construction, Inc.                                                27,179   1,525,557
*   Great Lakes Dredge & Dock Corp.                                           69,820     363,064
    Greenbrier Cos., Inc. (The)                                               22,451     982,231
#   Griffon Corp.                                                             67,323   1,713,370
#*  Hawaiian Holdings, Inc.                                                    9,193     468,383
    Heidrick & Struggles International, Inc.                                  18,234     407,530
*   Herc Holdings, Inc.                                                       18,560     921,875
*   Hertz Global Holdings, Inc.                                               55,682   1,167,652
*   Hill International, Inc.                                                  27,154     146,632
    Hurco Cos., Inc.                                                           7,910     242,046
*   Huron Consulting Group, Inc.                                               4,001     181,245
    Hyster-Yale Materials Handling, Inc.                                      12,246     753,374
*   ICF International, Inc.                                                   31,660   1,646,320
    Ingersoll-Rand P.L.C.                                                    213,109  16,910,199
*   InnerWorkings, Inc.                                                       96,587     928,201
    Insteel Industries, Inc.                                                  17,578     651,089
*   JetBlue Airways Corp.                                                    324,893   6,371,152
    Kadant, Inc.                                                               5,786     356,418
    KAR Auction Services, Inc.                                                18,100     824,455
    KBR, Inc.                                                                  3,600      61,236
    Kennametal, Inc.                                                           1,000      35,740
*   Key Technology, Inc.                                                       3,199      43,187
    Kimball International, Inc. Class B                                       31,258     522,946
    Korn/Ferry International                                                  33,148     962,949
*   Kratos Defense & Security Solutions, Inc.                                  2,711      22,339
    L3 Technologies, Inc.                                                    100,470  15,943,584
*   Lawson Products, Inc.                                                      8,847     228,695
    LB Foster Co. Class A                                                      6,682     100,230
#*  LMI Aerospace, Inc.                                                       13,807     122,468
    LS Starrett Co. (The) Class A                                              1,997      21,967
    LSI Industries, Inc.                                                      27,715     263,847
*   Lydall, Inc.                                                              14,605     890,905
    ManpowerGroup, Inc.                                                       22,886   2,184,698
    Marten Transport, Ltd.                                                    47,782   1,091,819
    Matson, Inc.                                                              62,316   2,222,189
    Matthews International Corp. Class A                                      12,387     835,503
    McGrath RentCorp                                                          17,552     671,891
*   Mercury Systems, Inc.                                                      2,055      69,295
*   MFRI, Inc.                                                                 8,900      77,875
    Miller Industries, Inc.                                                   20,099     532,624
#   Mobile Mini, Inc.                                                         54,461   1,772,706
*   Moog, Inc. Class A                                                        35,339   2,327,780
    Mueller Industries, Inc.                                                  30,912   1,244,517

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CONTINUED


                                                                           Shares    Value+
                                                                           ------- -----------
Industrials -- (Continued)
    Mueller Water Products, Inc. Class A                                   110,013 $ 1,480,775
    Multi-Color Corp.                                                          308      23,778
*   MYR Group, Inc.                                                         19,582     753,320
    National Presto Industries, Inc.                                           571      60,754
*   Navigant Consulting, Inc.                                               12,297     303,736
*   NL Industries, Inc.                                                     42,070     252,420
#   NN, Inc.                                                                18,396     355,963
    Norfolk Southern Corp.                                                 545,229  64,042,598
    Northrop Grumman Corp.                                                  48,948  11,213,008
*   Northwest Pipe Co.                                                       6,690     128,114
*   NOW, Inc.                                                               62,737   1,333,789
*   On Assignment, Inc.                                                     53,951   2,442,901
    Orbital ATK, Inc.                                                       56,610   4,922,239
    Oshkosh Corp.                                                           14,466   1,007,268
    Owens Corning                                                          149,300   8,248,825
*   PAM Transportation Services, Inc.                                        9,249     215,594
#   Pentair P.L.C.                                                         117,934   6,914,470
    Powell Industries, Inc.                                                  7,529     289,716
    Quad/Graphics, Inc.                                                      2,390      62,594
    Quanex Building Products Corp.                                          21,431     423,262
*   Quanta Services, Inc.                                                  168,307   6,040,538
    Raytheon Co.                                                            44,355   6,394,217
    RCM Technologies, Inc.                                                  20,293     121,961
    Regal Beloit Corp.                                                      16,070   1,166,682
    Republic Services, Inc.                                                429,755  24,659,342
    Resources Connection, Inc.                                              25,955     433,449
*   Roadrunner Transportation Systems, Inc.                                    879       6,962
*   RPX Corp.                                                               13,600     147,696
*   Rush Enterprises, Inc. Class A                                          32,603   1,067,748
*   Rush Enterprises, Inc. Class B                                          18,522     569,552
    Ryder System, Inc.                                                      89,844   6,971,894
*   Saia, Inc.                                                               8,925     428,846
*   SIFCO Industries, Inc.                                                   6,623      55,964
    SkyWest, Inc.                                                           38,506   1,363,112
    Southwest Airlines Co.                                                 645,761  33,779,758
*   Sparton Corp.                                                            8,563     185,646
*   SPX FLOW, Inc.                                                          12,803     446,697
    Standex International Corp.                                             22,341   1,948,135
    Stanley Black & Decker, Inc.                                           154,919  19,209,956
    Steelcase, Inc. Class A                                                 55,469     931,879
#   Supreme Industries, Inc. Class A                                         1,433      26,310
#*  Team, Inc.                                                               6,674     224,246
    Terex Corp.                                                             27,578     876,980
    Tetra Tech, Inc.                                                        45,222   1,976,201
*   Titan Machinery, Inc.                                                    2,883      39,814
*   TRC Cos., Inc.                                                          23,870     221,991
    Trinity Industries, Inc.                                               183,814   5,062,238
    Triton International, Ltd.                                              24,053     585,450
#   Triumph Group, Inc.                                                     57,456   1,536,948
*   Tutor Perini Corp.                                                      33,844   1,008,551
#*  Twin Disc, Inc.                                                            900      14,976
*   Ultralife Corp.                                                          3,309      18,200
    UniFirst Corp.                                                          18,705   2,392,369

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                            Shares      Value+
                                                                           --------- ------------
Industrials -- (Continued)
    Union Pacific Corp.                                                      888,128 $ 94,656,682
*   United Continental Holdings, Inc.                                         45,113    3,179,113
    United Technologies Corp.                                                228,103   25,016,056
    Universal Forest Products, Inc.                                           31,800    3,234,378
*   USA Truck, Inc.                                                           15,105      127,637
*   Vectrus, Inc.                                                              4,069       91,715
*   Veritiv Corp.                                                              9,437      528,944
    Viad Corp.                                                                23,193    1,017,013
*   Virco Manufacturing Corp.                                                 12,601       55,444
    VSE Corp.                                                                    610       22,741
    Watts Water Technologies, Inc. Class A                                     1,534      101,244
#   Werner Enterprises, Inc.                                                  34,105      958,351
*   Wesco Aircraft Holdings, Inc.                                              6,228       94,354
*   WESCO International, Inc.                                                 11,687      826,271
*   Willdan Group, Inc.                                                        1,000       26,810
*   Willis Lease Finance Corp.                                                 6,713      171,047
*   XPO Logistics, Inc.                                                       12,216      546,544
                                                                                     ------------
Total Industrials                                                                     709,768,408
                                                                                     ------------
Information Technology -- (11.4%)
#   Activision Blizzard, Inc.                                                982,162   39,492,734
*   Actua Corp.                                                                1,184       16,931
*   Acxiom Corp.                                                               7,769      202,771
*   Agilysys, Inc.                                                            16,899      164,427
*   Alpha & Omega Semiconductor, Ltd.                                         20,661      420,451
*   ARRIS International P.L.C.                                                70,523    2,015,547
*   Arrow Electronics, Inc.                                                  182,170   13,393,138
    AstroNova, Inc.                                                            6,285       87,676
    Avnet, Inc.                                                              139,400    6,473,736
    AVX Corp.                                                                 86,630    1,403,406
*   Aware, Inc.                                                               14,326       88,821
*   Axcelis Technologies, Inc.                                                   175        2,660
*   AXT, Inc.                                                                 16,521       94,996
    Bel Fuse, Inc. Class A                                                     3,874       98,051
    Bel Fuse, Inc. Class B                                                    11,837      376,417
*   Benchmark Electronics, Inc.                                               62,063    1,899,128
    Black Box Corp.                                                           18,611      248,457
#*  Blackhawk Network Holdings, Inc.                                          25,926      925,558
*   Blucora, Inc.                                                             57,127      862,618
    Brocade Communications Systems, Inc.                                     461,513    5,755,067
    Brooks Automation, Inc.                                                   50,847      885,755
*   BSQUARE Corp.                                                              4,065       23,983
*   CACI International, Inc. Class A                                          24,830    3,049,124
*   Calix, Inc.                                                               16,027      115,394
*   Ciber, Inc.                                                               34,165       14,729
    Cisco Systems, Inc.                                                    4,601,656  141,362,872
    Cohu, Inc.                                                                28,915      381,678
*   CommerceHub, Inc. Series A                                                 5,992       88,022
*   CommerceHub, Inc. Series C                                                27,479      400,644
    Communications Systems, Inc.                                               2,923       14,820
    Computer Sciences Corp.                                                  136,993    8,520,965
    Comtech Telecommunications Corp.                                          15,569      167,055
    Concurrent Computer Corp.                                                 13,740       71,173

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                            Shares      Value+
                                                                           --------- ------------
Information Technology -- (Continued)
*   Conduent, Inc.                                                           177,926 $  2,661,773
#   Convergys Corp.                                                          197,364    4,898,574
*   CoreLogic, Inc.                                                           96,545    3,405,142
    Corning, Inc.                                                            785,955   20,819,948
*   Cray, Inc.                                                                12,866      220,652
    CSP, Inc.                                                                  2,414       24,550
    CTS Corp.                                                                 66,936    1,439,124
*   CyberOptics Corp.                                                          3,281      118,116
#   Cypress Semiconductor Corp.                                               52,022      613,860
*   Dell Technologies, Inc. Class V                                           38,133    2,401,998
*   Digi International, Inc.                                                  25,438      331,966
*   Diodes, Inc.                                                               4,709      117,207
*   DSP Group, Inc.                                                           46,713      506,836
*   EchoStar Corp. Class A                                                    23,551    1,199,452
*   Edgewater Technology, Inc.                                                13,603       95,221
*   Electro Scientific Industries, Inc.                                        6,085       39,978
#*  Electronics for Imaging, Inc.                                             58,110    2,611,463
    Emcore Corp.                                                                 744        6,696
#*  EnerNOC, Inc.                                                              6,397       36,463
*   Entegris, Inc.                                                               300        5,625
*   ePlus, Inc.                                                                8,745      979,877
*   Exar Corp.                                                                51,341      526,245
*   Fabrinet                                                                   4,055      170,837
    Fidelity National Information Services, Inc.                             151,857   12,060,483
*   Finisar Corp.                                                             61,526    1,819,324
#*  First Solar, Inc.                                                         28,266      881,617
*   FormFactor, Inc.                                                          46,295      576,373
*   Frequency Electronics, Inc.                                               10,976      121,614
#*  GSI Technology, Inc.                                                       3,363       20,548
#*  Harmonic, Inc.                                                            22,962      121,699
    Hewlett Packard Enterprise Co.                                           993,058   22,522,555
*   IAC/InterActiveCorp                                                      125,298    8,621,755
*   ID Systems, Inc.                                                           3,917       25,304
#*  Inseego Corp.                                                             10,953       33,845
*   Insight Enterprises, Inc.                                                 42,100    1,563,173
    Intel Corp.                                                            4,593,407  169,129,246
    Intersil Corp. Class A                                                   119,798    2,687,069
*   IntriCon Corp.                                                             2,835       19,845
*   Itron, Inc.                                                               33,397    2,060,595
    IXYS Corp.                                                                 3,055       36,965
    Juniper Networks, Inc.                                                   212,100    5,680,038
*   Key Tronic Corp.                                                          17,623      139,750
*   Kimball Electronics, Inc.                                                 23,443      400,875
*   Kulicke & Soffa Industries, Inc.                                          71,688    1,260,275
*   KVH Industries, Inc.                                                      19,858      206,523
    Lam Research Corp.                                                         3,066      352,161
*   Lattice Semiconductor Corp.                                              108,469      779,892
*   Limelight Networks, Inc.                                                  10,944       23,967
    ManTech International Corp. Class A                                        2,048       79,749
    Marvell Technology Group, Ltd.                                           166,418    2,474,636
*   Maxwell Technologies, Inc.                                                 2,521       12,000
    Mentor Graphics Corp.                                                     35,620    1,314,734
    Methode Electronics, Inc.                                                 79,272    3,333,388

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                            Shares     Value+
                                                                           --------- -----------
Information Technology -- (Continued)
*   Micron Technology, Inc.                                                  758,908 $18,297,272
*   Microsemi Corp.                                                            7,940     422,011
    MKS Instruments, Inc.                                                     61,200   4,033,080
    MOCON, Inc.                                                                  700      14,000
#*  ModusLink Global Solutions, Inc.                                          67,250     117,687
    NCI, Inc. Class A                                                            686       8,712
#*  NETGEAR, Inc.                                                                428      24,353
*   Optical Cable Corp.                                                       10,793      35,077
*   PAR Technology Corp.                                                      12,896      83,953
    Park Electrochemical Corp.                                                 1,642      30,098
    PC Connection, Inc.                                                       39,267   1,071,204
    PC-Tel, Inc.                                                              24,116     140,114
*   PCM, Inc.                                                                 10,471     235,074
*   Photronics, Inc.                                                          79,712     916,688
*   Plexus Corp.                                                              10,626     576,992
#*  Qorvo, Inc.                                                               24,909   1,599,407
    QUALCOMM, Inc.                                                         1,059,256  56,596,048
*   Rambus, Inc.                                                               1,069      13,876
#*  RealNetworks, Inc.                                                        12,525      67,009
    Reis, Inc.                                                                13,511     270,220
    Richardson Electronics, Ltd.                                              15,464      93,403
*   Rogers Corp.                                                               7,543     603,063
*   Rudolph Technologies, Inc.                                                16,097     369,426
*   Sanmina Corp.                                                             39,846   1,552,002
*   ScanSource, Inc.                                                          14,745     583,165
*   Seachange International, Inc.                                              8,687      21,023
*   ShoreTel, Inc.                                                             3,200      22,240
*   Sonus Networks, Inc.                                                       6,622      42,248
#   SS&C Technologies Holdings, Inc.                                          51,586   1,657,458
*   StarTek, Inc.                                                             22,913     198,427
#*  SunPower Corp.                                                            18,322     121,658
*   Super Micro Computer, Inc.                                                 5,886     155,685
*   Sykes Enterprises, Inc.                                                   20,292     566,756
    SYNNEX Corp.                                                              55,900   6,718,062
*   Synopsys, Inc.                                                             4,200     264,138
    Systemax, Inc.                                                             2,187      18,546
    TE Connectivity, Ltd.                                                     63,758   4,740,407
*   Tech Data Corp.                                                           82,952   7,097,373
*   Telenav, Inc.                                                              9,865      87,798
    Teradyne, Inc.                                                            26,789     760,272
    Tessco Technologies, Inc.                                                  8,689     123,384
    Tessera Holding Corp.                                                     48,635   2,198,302
*   TiVo Corp.                                                                19,000     359,100
#*  TTM Technologies, Inc.                                                    55,241     819,224
#*  Veeco Instruments, Inc.                                                   15,978     411,433
*   Virtusa Corp.                                                             30,064     766,031
#   Vishay Intertechnology, Inc.                                             151,731   2,518,735
#*  Vishay Precision Group, Inc.                                              16,480     274,392
    Western Digital Corp.                                                    215,907  17,214,265
*   Xcerra Corp.                                                              20,165     152,851
    Xerox Corp.                                                              889,633   6,165,157
*   XO Group, Inc.                                                             6,284     118,328

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                            Shares      Value+
                                                                           --------- ------------
Information Technology -- (Continued)
*   Yahoo!, Inc.                                                           1,048,770 $ 46,219,294
                                                                                     ------------
Total Information Technology                                                          698,276,926
                                                                                     ------------
Materials -- (2.1%)
#   A Schulman, Inc.                                                          32,960    1,137,120
    Alcoa Corp.                                                              110,583    4,030,750
#   Allegheny Technologies, Inc.                                              22,777      494,944
    Ampco-Pittsburgh Corp.                                                     4,007       60,305
#   Ashland Global Holdings, Inc.                                            112,560   13,398,017
#   Bemis Co., Inc.                                                           25,154    1,225,503
    Cabot Corp.                                                               46,280    2,562,524
#*  Century Aluminum Co.                                                      15,822      243,659
*   Chemtura Corp.                                                            49,368    1,634,081
*   Clearwater Paper Corp.                                                    16,822    1,058,104
#   Commercial Metals Co.                                                     85,208    1,740,800
*   Core Molding Technologies, Inc.                                           11,847      182,681
    Domtar Corp.                                                               8,107      354,195
    Dow Chemical Co. (The)                                                    11,060      659,508
    Friedman Industries, Inc.                                                 13,926       95,393
    FutureFuel Corp.                                                           6,104       79,291
    Graphic Packaging Holding Co.                                            154,000    1,926,540
#   Greif, Inc. Class A                                                        4,885      281,278
    Huntsman Corp.                                                            50,242    1,024,434
*   Ingevity Corp.                                                            33,431    1,858,429
    International Paper Co.                                                  309,794   17,534,340
    Kaiser Aluminum Corp.                                                     27,181    2,132,621
    KapStone Paper and Packaging Corp.                                        80,984    1,941,996
*   Kraton Corp.                                                               5,435      145,984
*   Louisiana-Pacific Corp.                                                  173,457    3,318,233
    Martin Marietta Materials, Inc.                                           23,633    5,426,137
    Materion Corp.                                                            18,497      726,932
    Mercer International, Inc.                                                21,725      259,614
    Minerals Technologies, Inc.                                               34,280    2,747,542
    Mosaic Co. (The)                                                          17,274      541,885
    Myers Industries, Inc.                                                    56,992      786,490
    Neenah Paper, Inc.                                                         7,684      631,241
    Newmont Mining Corp.                                                     141,468    5,132,459
*   Northern Technologies International Corp.                                  3,035       47,725
    Nucor Corp.                                                               83,945    4,876,365
#   Olin Corp.                                                                69,801    1,829,484
    Olympic Steel, Inc.                                                        9,986      224,685
    PH Glatfelter Co.                                                         50,600    1,235,146
    PolyOne Corp.                                                              5,174      176,485
    Reliance Steel & Aluminum Co.                                             93,801    7,471,250
    Schnitzer Steel Industries, Inc. Class A                                     400        9,460
    Sensient Technologies Corp.                                               38,101    2,924,252
    Steel Dynamics, Inc.                                                      94,919    3,209,211
#*  Stillwater Mining Co.                                                     55,630      945,710
*   SunCoke Energy, Inc.                                                      62,210      548,692
#*  Synalloy Corp.                                                             5,144       61,471
    Tredegar Corp.                                                            27,973      622,399
    Tronox, Ltd. Class A                                                       1,600       20,032
#*  Universal Stainless & Alloy Products, Inc.                                 6,269      105,821

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                    Shares       Value+
                                                                                   --------- --------------
Materials -- (Continued)
            Vulcan Materials Co.                                                      58,246 $    7,474,709
            Westlake Chemical Corp.                                                  158,152      9,791,190
            WestRock Co.                                                             200,591     10,703,536
            Worthington Industries, Inc.                                              47,320      2,261,423
                                                                                             --------------
Total Materials                                                                                 129,912,076
                                                                                             --------------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                                     47,409             --
(degrees)*  Petrocorp, Inc. Escrow Shares                                                900             --
                                                                                             --------------
Total Other                                                                                              --
                                                                                             --------------
Real Estate -- (0.1%)
            Alexander & Baldwin, Inc.                                                 66,838      2,975,628
            Griffin Industrial Realty, Inc.                                            1,500         47,145
*           Stratus Properties, Inc.                                                   3,069         93,911
                                                                                             --------------
Total Real Estate                                                                                 3,116,684
                                                                                             --------------
Telecommunication Services -- (4.4%)
            AT&T, Inc.                                                             5,565,125    234,625,670
#           ATN International, Inc.                                                       84          6,744
            CenturyLink, Inc.                                                        512,432     13,251,491
#           Frontier Communications Corp.                                            696,949      2,432,352
*           General Communication, Inc. Class A                                        2,840         57,141
#*          Iridium Communications, Inc.                                              14,800        149,480
(degrees)*  Leap Wireless International, Inc.                                          8,393         27,697
*           Lumos Networks Corp.                                                         500          7,735
#*          ORBCOMM, Inc.                                                             44,499        363,557
#           Shenandoah Telecommunications Co.                                         68,821      1,875,372
            Spok Holdings, Inc.                                                       12,522        257,327
#*          Sprint Corp.                                                             422,600      3,900,598
#*          T-Mobile US, Inc.                                                        113,786      7,085,454
            Telephone & Data Systems, Inc.                                           111,207      3,408,495
*           United States Cellular Corp.                                               7,591        338,483
*           Vonage Holdings Corp.                                                     85,934        609,272
                                                                                             --------------
Total Telecommunication Services                                                                268,396,868
                                                                                             --------------
Utilities -- (0.0%)
*           Calpine Corp.                                                             62,921        742,468
            Consolidated Water Co., Ltd.                                               6,656         68,557
            NRG Energy, Inc.                                                          55,469        917,457
#           Ormat Technologies, Inc.                                                  20,134      1,081,196
                                                                                             --------------
Total Utilities                                                                                   2,809,678
                                                                                             --------------
TOTAL COMMON STOCKS                                                                           6,064,141,086
                                                                                             --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights                                 157,807        160,158

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                    Shares       Value+
                                                                                   --------- --------------
(degrees)#* Safeway PDC, LLC Contingent Value Rights                                 157,807 $        7,701
TOTAL RIGHTS/WARRANTS                                                                               167,859
                                                                                             --------------
TOTAL INVESTMENT SECURITIES                                                                   6,064,308,945
                                                                                             --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
            State Street Institutional U.S. Government Money Market Fund, 0.420%   6,907,689      6,907,689
                                                                                             --------------
SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@        DFA Short Term Investment Fund                                         7,018,019     81,212,514
                                                                                             --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,437,233,283)^^                                        $6,152,429,148
                                                                                             ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                -------------------------------------------------
                                   Level 1       Level 2   Level 3     Total
                                -------------- ----------- ------- --------------
Common Stocks
   Consumer Discretionary       $  967,060,250 $     7,808   --    $  967,068,058
   Consumer Staples                503,527,601          --   --       503,527,601
   Energy                          772,695,922          --   --       772,695,922
   Financials                    1,359,893,650          --   --     1,359,893,650
   Health Care                     648,675,215          --   --       648,675,215
   Industrials                     709,768,408          --   --       709,768,408
   Information Technology          698,276,926          --   --       698,276,926
   Materials                       129,912,076          --   --       129,912,076
   Real Estate                       3,116,684          --   --         3,116,684
   Telecommunication Services      268,369,171      27,697   --       268,396,868
   Utilities                         2,809,678          --   --         2,809,678
Rights/Warrants                             --     167,859   --           167,859
Temporary Cash Investments           6,907,689          --   --         6,907,689
Securities Lending Collateral               --  81,212,514   --        81,212,514
                                -------------- -----------   --    --------------
TOTAL                           $6,071,013,270 $81,415,878   --    $6,152,429,148
                                ============== ===========   ==    ==============

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2017, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

The Series and the Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Series' and the Fund's own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of January 31, 2017, The Emerging Markets Series had significant transfers of securities with a total value of $329,152 (in thousands), that transferred from Level 1 to Level 2 because the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2017, the Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                            Expiration Number of  Contract Unrealized     Cash
                                         Description           Date    Contracts*  Value   Gain (Loss) Collateral
                                    ----------------------- ---------- ---------- -------- ----------- ----------
The U.S. Large Cap Value Series     S&P 500 Emini Index(R)   03/17/17    1,432    $162,854   $1,810      $6,802
                                                                                  --------   ------      ------
                                                                                  $162,854   $1,810      $6,802
                                                                                  --------   ------      ------

                                                            Expiration Number of  Contract Unrealized     Cash
                                         Description           Date    Contracts*  Value   Gain (Loss) Collateral
                                    ----------------------- ---------- ---------- -------- ----------- ----------
The DFA International Value Series      Mini MSCI EAFE
                                           Index(R)          03/17/17      381    $ 32,926   $  881      $1,453
The DFA International Value Series  S&P 500 Emini Index(R)   03/17/17      490      55,725      220       2,475
                                                                                  --------   ------      ------
                                                                                  $ 88,651   $1,101      $3,928
                                                                                  --------   ------      ------

                                                            Expiration Number of  Contract Unrealized     Cash
                                         Description           Date    Contracts*  Value   Gain (Loss) Collateral
                                    ----------------------- ---------- ---------- -------- ----------- ----------
The Emerging Markets Series           Mini MSCI Emerging
                                       Markets Index(R)      03/17/17      649    $ 29,695   $1,214      $1,287
The Emerging Markets Series         S&P 500 Emini Index(R)   03/17/17      103      11,714       84         500
                                                                                  --------   ------      ------
                                                                                  $ 41,409   $1,298      $1,787
                                                                                  --------   ------      ------

FEDERAL TAX COST

At January 31, 2017, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series               $16,611,047,030
The DFA International Value Series             10,505,613,164
The Emerging Markets Series                     4,220,051,585
The Tax-Managed U.S. Marketwide Value Series    3,437,233,283

OTHER

The Series may be subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The individual creditor plaintiffs then petitioned the Supreme Court to review the Second Circuit's decision, and that petition is pending.

On January 6, 2017, the Court dismissed the claims against the shareholder defendants in the Committee Action on the grounds that the Trustee had failed to adequately plead that the Tribune Board approved the LBO with actual intent to hinder, harm, or delay Tribune's creditors, as required to state a claim for intentional fraudulent transfer. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the Court entered an Order confirming that the Court will certify the matter for appeal after it rules on the remaining motions to dismiss in the Committee Action (motions that do not involve the shareholder defendants). As to the shareholder defendants, the litigation is essentially stayed pending appeal of the dismissal order.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ Eduardo A. Repetto
     ------------------------------------
     Eduardo A. Repetto
     Director, Co-Chief Executive Officer
     and Co-Chief Investment Officer

Date: March 28, 2017

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Eduardo A. Repetto
     ------------------------------------
     Eduardo A. Repetto
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: March 28, 2017

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: March 23, 2017

By:  /s/ Gregory K. Hinkle
     ------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: March 23, 2017